UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
September 30, 2016

AC Alternatives Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.7%
Aerospace and Defense — 1.9%
B/E Aerospace, Inc.(1)	8,566	442,520
Boeing Co. (The)	1,484	195,502
BWX Technologies, Inc.(1)	7,712	295,909
Esterline Technologies Corp.(2)	9,112	692,876
Huntington Ingalls Industries, Inc.	1,138	174,592
Moog, Inc., Class A(1)(2)	12,979	772,770
		2,574,169
Airlines — 1.9%
Delta Air Lines, Inc.(1)	7,841	308,622
Hawaiian Holdings, Inc.(1)(2)	16,633	808,364
JetBlue Airways Corp.(1)(2)	42,045	724,856
United Continental Holdings, Inc.(1)(2)	14,775	775,244
		2,617,086
Auto Components — 1.8%
Drew Industries, Inc.	7,365	721,917
Goodyear Tire & Rubber Co. (The)(1)	5,003	161,597
Lear Corp.	6,965	844,297
Visteon Corp.	9,651	691,591
		2,419,402
Banks — 1.7%
Citigroup, Inc.(1)	16,113	761,017
IBERIABANK Corp.	10,399	697,981
TCF Financial Corp.(1)	57,740	837,807
		2,296,805
Beverages — 0.6%
PepsiCo, Inc.(1)	7,703	837,855
Biotechnology — 1.4%
AbbVie, Inc.	4,431	279,463
Amgen, Inc.	1,966	327,949
Biogen, Inc.(2)	1,077	337,133
Gilead Sciences, Inc.	3,250	257,140
Myriad Genetics, Inc.(1)(2)	16,663	342,925
United Therapeutics Corp.(1)(2)	2,688	317,399
		1,862,009
Building Products — 1.5%
Masonite International Corp.(2)	9,401	584,460
Owens Corning(1)	13,678	730,268
USG Corp.(1)(2)	28,955	748,487
		2,063,215
Capital Markets — 3.2%
Affiliated Managers Group, Inc.(2)	601	86,965
Artisan Partners Asset Management, Inc., Class A(1)	25,504	693,709
Eaton Vance Corp.(1)	20,151	786,896
Evercore Partners, Inc., Class A(1)	14,035	722,943
Federated Investors, Inc., Class B(1)	29,773	882,174
Nasdaq, Inc.(1)	10,993	742,467

TD Ameritrade Holding Corp.(1)	10,197	359,342
		4,274,496
Chemicals — 4.3%
Air Products & Chemicals, Inc.	5,723	860,396
Cabot Corp.(1)	13,096	686,361
Celanese Corp.	2,583	171,924
Dow Chemical Co. (The)(1)	12,331	639,116
Eastman Chemical Co.(1)	10,492	710,099
Minerals Technologies, Inc.(1)	7,454	526,923
PolyOne Corp.(1)	20,642	697,906
PPG Industries, Inc.	5,483	566,723
Trinseo SA	5,196	293,886
W.R. Grace & Co.	9,559	705,454
		5,858,788
Commercial Services and Supplies — 1.3%
ABM Industries, Inc.	1,946	77,256
Deluxe Corp.(1)	6,873	459,254
Herman Miller, Inc.(1)	19,253	550,636
HNI Corp.	3,423	136,235
RR Donnelley & Sons Co.(1)	33,319	523,775
		1,747,156
Communications Equipment — 1.8%
Ciena Corp.(1)(2)	41,293	900,187
F5 Networks, Inc.(2)	2,319	289,040
InterDigital, Inc.	9,013	713,830
Juniper Networks, Inc.(1)	24,043	578,475
		2,481,532
Construction and Engineering — 1.6%
AECOM(1)(2)	16,109	478,921
Chicago Bridge & Iron Co. NV, New York Shares(1)	24,672	691,556
Jacobs Engineering Group, Inc.(2)	1,972	101,992
Quanta Services, Inc.(1)(2)	30,388	850,560
		2,123,029
Consumer Finance — 0.4%
American Express Co.(1)	3,404	217,992
Synchrony Financial(1)	9,839	275,492
		493,484
Containers and Packaging — 1.8%
Berry Plastics Group, Inc.(1)(2)	15,100	662,135
Crown Holdings, Inc.(2)	12,070	689,076
Graphic Packaging Holding Co.(1)	37,712	527,591
Sealed Air Corp.(1)	11,785	539,989
		2,418,791
Diversified Consumer Services — 0.9%
DeVry Education Group, Inc.	30,499	703,307
Graham Holdings Co., Class B	1,081	520,361
		1,223,668
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.	4,836	132,651
Electric Utilities — 0.6%
FirstEnergy Corp.(1)	6,010	198,811
Great Plains Energy, Inc.	20,686	564,521
		763,332

Electrical Equipment — 1.0%
EnerSys	9,882	683,736
Regal Beloit Corp.	12,142	722,327
		1,406,063
Electronic Equipment, Instruments and Components — 1.9%
Belden, Inc.(1)	11,699	807,114
Fitbit, Inc.(1)(2)	47,469	704,440
VeriFone Systems, Inc.(1)(2)	8,650	136,151
Zebra Technologies Corp., Class A(1)(2)	12,527	872,004
		2,519,709
Energy Equipment and Services — 2.8%
Baker Hughes, Inc.	14,317	722,579
Diamond Offshore Drilling, Inc.(1)	27,065	476,615
Dril-Quip, Inc.(1)(2)	13,321	742,512
Ensco plc, Class A(1)	82,606	702,151
Oceaneering International, Inc.(1)	16,300	448,413
Rowan Cos. plc(1)	48,220	731,015
		3,823,285
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Tower Corp.	6,320	716,246
CoreSite Realty Corp.	8,545	632,672
Empire State Realty Trust, Inc.(1)	33,362	698,934
Host Hotels & Resorts, Inc.(1)	34,306	534,144
Lamar Advertising Co., Class A(1)	4,257	278,025
Ryman Hospitality Properties, Inc.(1)	8,924	429,780
Select Income REIT	25,116	675,620
Sunstone Hotel Investors, Inc.(1)	58,088	742,945
WP Carey, Inc.(1)	10,408	671,628
		5,379,994
Food and Staples Retailing — 0.9%
SUPERVALU, Inc.(1)(2)	98,536	491,695
Wal-Mart Stores, Inc.(1)	10,695	771,323
		1,263,018
Food Products — 2.8%
Dean Foods Co.(1)	43,088	706,643
Fresh Del Monte Produce, Inc.(1)	12,416	743,719
General Mills, Inc.(1)	11,173	713,731
Ingredion, Inc.	5,878	782,127
Seaboard Corp.(2)	252	866,880
		3,813,100
Gas Utilities — 1.1%
ONE Gas, Inc.(1)	12,458	770,403
Southwest Gas Corp.(1)	9,941	694,478
UGI Corp.(1)	1,493	67,543
		1,532,424
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	3,873	696,094
C.R. Bard, Inc.	3,820	856,750
Danaher Corp.	4,132	323,908
Hill-Rom Holdings, Inc.	2,178	134,992
Hologic, Inc.(1)(2)	20,441	793,724
Medtronic plc	8,056	696,038

ResMed, Inc.(1)	10,618	687,940
		4,189,446
Health Care Providers and Services — 2.4%
AmerisourceBergen Corp.	9,128	737,360
DaVita, Inc.(2)	10,753	710,451
Express Scripts Holding Co.(1)(2)	10,640	750,439
HealthSouth Corp.(1)	16,508	669,730
Laboratory Corp. of America Holdings(2)	2,363	324,865
		3,192,845
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc.(1)(2)	58,117	765,401
Medidata Solutions, Inc.(1)(2)	13,082	729,452
Veeva Systems, Inc., Class A(1)(2)	9,009	371,892
		1,866,745
Hotels, Restaurants and Leisure — 2.8%
Brinker International, Inc.(1)	15,089	760,938
Carnival Corp.(1)	16,338	797,621
Churchill Downs, Inc.	5,574	815,755
Darden Restaurants, Inc.(1)	12,005	736,147
La Quinta Holdings, Inc.(1)(2)	63,648	711,585
		3,822,046
Household Durables — 1.7%
D.R. Horton, Inc.(1)	21,597	652,229
Garmin Ltd.(1)	8,676	417,402
Mohawk Industries, Inc.(2)	3,440	689,170
Whirlpool Corp.	3,403	551,831
		2,310,632
Household Products — 1.1%
Energizer Holdings, Inc.	15,196	759,192
Kimberly-Clark Corp.	1,445	182,272
Procter & Gamble Co. (The)(1)	782	70,185
Spectrum Brands Holdings, Inc.	3,551	488,937
		1,500,586
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp. (The)	53,035	681,500
Ormat Technologies, Inc.(1)	16,833	814,885
		1,496,385
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.(1)	8,270	848,254
Insurance — 3.9%
Aflac, Inc.(1)	10,534	757,079
Allied World Assurance Co. Holdings AG	4,515	182,496
AmTrust Financial Services, Inc.(1)	26,827	719,768
Aspen Insurance Holdings Ltd.(1)	16,628	774,699
Genworth Financial, Inc., Class A(2)	17,074	84,687
National General Holdings Corp.(1)	4,218	93,808
Primerica, Inc.	6,560	347,877
Principal Financial Group, Inc.	2,350	121,048
Prudential Financial, Inc.(1)	6,499	530,643
Reinsurance Group of America, Inc.	7,134	770,044
Selective Insurance Group, Inc.	6,071	241,990
Validus Holdings Ltd.	14,041	699,523
		5,323,662

Internet and Direct Marketing Retail — 0.6%
Amazon.com, Inc.(2)	951	796,282
Internet Software and Services — 1.8%
Alphabet, Inc., Class A(2)	1,002	805,668
Facebook, Inc., Class A(2)	5,967	765,387
GoDaddy, Inc., Class A(1)(2)	11,275	389,326
VeriSign, Inc.(1)(2)	6,973	545,568
		2,505,949
IT Services — 3.4%
Amdocs Ltd.(1)	13,841	800,702
Convergys Corp.(1)	26,357	801,780
CoreLogic, Inc.(2)	6,678	261,911
Jack Henry & Associates, Inc.	7,985	683,117
Syntel, Inc.(1)(2)	12,944	542,483
Teradata Corp.(1)(2)	28,103	871,193
Xerox Corp.(1)	67,205	680,786
		4,641,972
Leisure Products — 1.0%
Brunswick Corp.(1)	14,998	731,602
Hasbro, Inc.	8,635	685,015
		1,416,617
Life Sciences Tools and Services — 1.4%
Bruker Corp.(1)	31,283	708,560
INC Research Holdings, Inc., Class A(1)(2)	1,548	69,010
VWR Corp.(2)	14,032	397,948
Waters Corp.(2)	4,503	713,680
		1,889,198
Machinery — 2.7%
Allison Transmission Holdings, Inc.	6,168	176,898
CLARCOR, Inc.	2,926	190,190
Ingersoll-Rand plc	2,066	140,364
PACCAR, Inc.(1)	1,477	86,818
Stanley Black & Decker, Inc.(1)	7,400	910,052
Timken Co. (The)(1)	23,635	830,534
Toro Co. (The)	15,828	741,384
Woodward, Inc.	8,894	555,697
		3,631,937
Media — 0.5%
AMC Networks, Inc., Class A(1)(2)	10,993	570,097
Cinemark Holdings, Inc.(1)	3,514	134,516
		704,613
Metals and Mining — 3.0%
Barrick Gold Corp.(1)	39,328	696,892
Carpenter Technology Corp.(1)	1,772	73,113
Coeur Mining, Inc.(2)	32,593	385,575
Commercial Metals Co.(1)	26,829	434,361
Kinross Gold Corp. New York Shares(1)(2)	54,981	231,470
Nucor Corp.	15,149	749,118
Reliance Steel & Aluminum Co.	4,276	308,000
Steel Dynamics, Inc.(1)	29,111	727,484

Worthington Industries, Inc.(1)	9,087	436,449
		4,042,462
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Mortgage Trust, Inc., Class A	22,482	662,095
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	8,100	188,163
Multiline Retail — 0.1%
Big Lots, Inc.(1)	2,133	101,851
Oil, Gas and Consumable Fuels — 4.1%
Apache Corp.(1)	14,030	896,096
Chesapeake Energy Corp.(2)	76,540	479,906
CONSOL Energy, Inc.(1)	37,780	725,376
Encana Corp.(1)	91,942	962,633
Kinder Morgan, Inc.(1)	30,685	709,744
Laredo Petroleum, Inc.(2)	5,413	69,828
ONEOK, Inc.(1)	16,275	836,372
Targa Resources Corp.	2,541	124,788
World Fuel Services Corp.(1)	15,981	739,281
		5,544,024
Personal Products — 1.0%
Herbalife Ltd.(1)(2)	8,788	544,768
Nu Skin Enterprises, Inc., Class A(1)	12,901	835,727
		1,380,495
Pharmaceuticals — 1.8%
Akorn, Inc.(1)(2)	26,034	709,687
Jazz Pharmaceuticals plc(2)	2,781	337,836
Mallinckrodt plc(1)(2)	9,640	672,679
Merck & Co., Inc.(1)	11,927	744,364
		2,464,566
Professional Services — 1.1%
FTI Consulting, Inc.(1)(2)	16,705	744,375
TriNet Group, Inc.(1)(2)	32,756	708,512
		1,452,887
Real Estate Management and Development — 0.5%
Realogy Holdings Corp.(1)	27,025	698,867
Road and Rail — 0.6%
Swift Transportation Co.(1)(2)	37,572	806,671
Semiconductors and Semiconductor Equipment — 2.1%
Intel Corp.	2,135	80,596
NVIDIA Corp.(1)	7,473	512,050
ON Semiconductor Corp.(1)(2)	10,616	130,789
Qorvo, Inc.(2)	5,628	313,705
QUALCOMM, Inc.	5,738	393,053
Synaptics, Inc.(1)(2)	8,644	506,366
Teradyne, Inc.(1)	39,269	847,425
		2,783,984
Software — 3.9%
ANSYS, Inc.(2)	1,617	149,750
Cadence Design Systems, Inc.(1)(2)	25,769	657,883
Citrix Systems, Inc.(2)	8,520	726,074
Electronic Arts, Inc.(1)(2)	10,878	928,981
Manhattan Associates, Inc.(2)	1,506	86,776
Mentor Graphics Corp.(1)	16,158	427,217

MicroStrategy, Inc., Class A(2)	2,668	446,730
Nuance Communications, Inc.(1)(2)	23,216	336,632
Synopsys, Inc.(1)(2)	12,773	758,078
VMware, Inc., Class A(1)(2)	11,259	825,848
		5,343,969
Specialty Retail — 3.7%
Aaron's, Inc.	8,605	218,739
American Eagle Outfitters, Inc.(1)	52,628	939,936
Best Buy Co., Inc.(1)	23,874	911,509
Chico's FAS, Inc.(1)	65,350	777,665
Foot Locker, Inc.(1)	10,336	699,954
Michaels Cos., Inc. (The)(1)(2)	29,742	718,864
Urban Outfitters, Inc.(2)	18,269	630,646
Williams-Sonoma, Inc.(1)	3,319	169,535
		5,066,848
Technology Hardware, Storage and Peripherals — 0.4%
NetApp, Inc.(1)	17,021	609,692
Textiles, Apparel and Luxury Goods — 1.1%
Carter's, Inc.	7,834	679,286
PVH Corp.(1)	7,183	793,722
		1,473,008
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)(2)	25,034	666,155
Trading Companies and Distributors — 0.4%
HD Supply Holdings, Inc.(2)	3,261	104,287
Univar, Inc.(2)	17,692	386,570
		490,857
TOTAL COMMON STOCKS (Cost $122,880,488)		129,838,824
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $409,500), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $399,005)		399,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	117,463	117,463
TOTAL TEMPORARY CASH INVESTMENTS (Cost $516,463)		516,463
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.1% (Cost $123,396,951)		130,355,287
COMMON STOCKS SOLD SHORT — (95.7)%
Aerospace and Defense — (1.7)%
Hexcel Corp.	(17,370)	(769,491)
KLX, Inc.	(21,042)	(740,678)
TransDigm Group, Inc.	(2,697)	(779,757)
		(2,289,926)
Airlines — (0.6)%
Spirit Airlines, Inc.	(18,057)	(767,964)
Auto Components — (0.7)%
Magna International, Inc.	(20,903)	(897,784)
Automobiles — (0.9)%
General Motors Co.	(21,733)	(690,457)
Harley-Davidson, Inc.	(9,615)	(505,653)
		(1,196,110)
Banks — (1.7)%
Associated Banc-Corp	(24,598)	(481,875)
Cullen/Frost Bankers, Inc.	(3,937)	(283,227)

UMB Financial Corp.	(7,324)	(435,412)
Webster Financial Corp.	(14,698)	(558,671)
Wintrust Financial Corp.	(9,723)	(540,307)
		(2,299,492)
Beverages — (1.3)%
Brown-Forman Corp., Class B	(6,086)	(288,720)
Constellation Brands, Inc., Class A	(4,180)	(695,928)
Monster Beverage Corp.	(4,932)	(724,067)
		(1,708,715)
Biotechnology — (1.6)%
Alnylam Pharmaceuticals, Inc.	(4,689)	(317,820)
Bluebird Bio, Inc.	(4,848)	(328,598)
Ionis Pharmaceuticals, Inc.	(9,202)	(337,161)
Neurocrine Biosciences, Inc.	(6,792)	(343,947)
Portola Pharmaceuticals, Inc.	(12,907)	(293,118)
Radius Health, Inc.	(5,173)	(279,808)
Ultragenyx Pharmaceutical, Inc.	(4,493)	(318,733)
		(2,219,185)
Capital Markets — (3.1)%
BGC Partners, Inc., Class A	(76,383)	(668,351)
BlackRock, Inc.	(1,281)	(464,311)
Charles Schwab Corp. (The)	(28,653)	(904,575)
Invesco Ltd.	(21,484)	(671,805)
Northern Trust Corp.	(10,044)	(682,892)
Stifel Financial Corp.	(19,947)	(766,962)
		(4,158,896)
Chemicals — (2.8)%
Balchem Corp.	(11,799)	(914,777)
CF Industries Holdings, Inc.	(30,172)	(734,688)
LyondellBasell Industries NV, Class A	(850)	(68,561)
Mosaic Co. (The)	(27,131)	(663,624)
Olin Corp.	(37,175)	(762,831)
Potash Corp. of Saskatchewan, Inc.	(44,315)	(723,221)
		(3,867,702)
Commercial Services and Supplies — (2.8)%
Clean Harbors, Inc.	(5,627)	(269,983)
Copart, Inc.	(16,029)	(858,513)
Covanta Holding Corp.	(42,033)	(646,888)
KAR Auction Services, Inc.	(18,883)	(814,990)
Stericycle, Inc.	(7,113)	(570,036)
Waste Connections, Inc.	(8,631)	(644,736)
		(3,805,146)
Communications Equipment — (2.0)%
EchoStar Corp., Class A	(20,397)	(894,000)
Motorola Solutions, Inc.	(8,861)	(675,917)
NetScout Systems, Inc.	(13,067)	(382,210)
ViaSat, Inc.	(9,607)	(717,163)
		(2,669,290)
Construction and Engineering — (0.5)%
Granite Construction, Inc.	(13,955)	(694,122)
Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	(3,749)	(671,483)

Consumer Finance — (1.8)%
Navient Corp.	(53,920)	(780,223)
Santander Consumer USA Holdings, Inc.	(69,855)	(849,437)
SLM Corp.	(111,505)	(832,942)
		(2,462,602)
Containers and Packaging — (1.7)%
AptarGroup, Inc.	(9,081)	(702,960)
Ball Corp.	(10,184)	(834,579)
Silgan Holdings, Inc.	(14,100)	(713,319)
		(2,250,858)
Distributors — (1.0)%
Core-Mark Holding Co., Inc.	(15,962)	(571,440)
LKQ Corp.	(22,177)	(786,396)
		(1,357,836)
Diversified Consumer Services — (0.8)%
Bright Horizons Family Solutions, Inc.	(7,579)	(506,959)
Service Corp. International/US	(24,423)	(648,187)
		(1,155,146)
Diversified Financial Services — (0.7)%
Leucadia National Corp.	(46,930)	(893,547)
Diversified Telecommunication Services — (1.1)%
Frontier Communications Corp.	(137,730)	(572,957)
Zayo Group Holdings, Inc.	(32,072)	(952,859)
		(1,525,816)
Electric Utilities — (1.1)%
Pinnacle West Capital Corp.	(9,083)	(690,217)
PNM Resources, Inc.	(22,587)	(739,047)
		(1,429,264)
Electrical Equipment — (0.5)%
Hubbell, Inc.	(6,758)	(728,107)
Electronic Equipment, Instruments and Components — (2.2)%
Anixter International, Inc.	(11,022)	(710,919)
CDW Corp.	(17,390)	(795,245)
Corning, Inc.	(12,987)	(307,143)
FLIR Systems, Inc.	(11,951)	(375,500)
Jabil Circuit, Inc.	(39,000)	(850,980)
		(3,039,787)
Energy Equipment and Services — (1.3)%
Bristow Group, Inc.	(14,515)	(203,501)
Halliburton Co.	(16,548)	(742,674)
Oil States International, Inc.	(4,232)	(133,604)
US Silica Holdings, Inc.	(15,096)	(702,870)
		(1,782,649)
Equity Real Estate Investment Trusts (REITs) — (4.3)%
Alexandria Real Estate Equities, Inc.	(752)	(81,795)
AvalonBay Communities, Inc.	(3,998)	(711,004)
Crown Castle International Corp.	(4,436)	(417,916)
DCT Industrial Trust, Inc.	(1,402)	(68,067)
Duke Realty Corp.	(9,351)	(255,563)
Forest City Realty Trust, Inc.	(5,222)	(120,785)
General Growth Properties, Inc.	(20,211)	(557,824)
Healthcare Realty Trust, Inc.	(20,703)	(705,144)
Highwoods Properties, Inc.	(12,287)	(640,398)

Mack-Cali Realty Corp.	(13,818)	(376,126)
National Retail Properties, Inc.	(4,230)	(215,095)
Paramount Group, Inc.	(47,825)	(783,852)
Potlatch Corp.	(19,392)	(754,155)
Vornado Realty Trust	(1,601)	(162,037)
		(5,849,761)
Food and Staples Retailing — (1.8)%
Costco Wholesale Corp.	(4,744)	(723,507)
Kroger Co. (The)	(16,315)	(484,229)
PriceSmart, Inc.	(7,147)	(598,633)
Whole Foods Market, Inc.	(24,425)	(692,449)
		(2,498,818)
Food Products — (1.9)%
Archer-Daniels-Midland Co.	(12,632)	(532,692)
J&J Snack Foods Corp.	(6,727)	(801,320)
Kraft Heinz Co. (The)	(6,496)	(581,457)
TreeHouse Foods, Inc.	(6,907)	(602,221)
		(2,517,690)
Gas Utilities — (1.1)%
Atmos Energy Corp.	(8,754)	(651,910)
Spire, Inc.	(2,887)	(184,017)
WGL Holdings, Inc.	(9,908)	(621,232)
		(1,457,159)
Health Care Equipment and Supplies — (1.6)%
Abbott Laboratories	(16,550)	(699,899)
STERIS plc	(10,561)	(772,009)
Stryker Corp.	(5,548)	(645,843)
		(2,117,751)
Health Care Providers and Services — (3.9)%
Acadia Healthcare Co., Inc.	(13,843)	(685,921)
Brookdale Senior Living, Inc.	(43,840)	(765,008)
Centene Corp.	(10,453)	(699,933)
Chemed Corp.	(5,385)	(759,662)
Community Health Systems, Inc.	(18,936)	(218,521)
Envision Healthcare Holdings, Inc.	(14,179)	(315,766)
LifePoint Health, Inc.	(6,976)	(413,188)
MEDNAX, Inc.	(10,377)	(687,476)
Patterson Cos., Inc.	(1,505)	(69,140)
Team Health Holdings, Inc.	(20,935)	(681,644)
		(5,296,259)
Hotels, Restaurants and Leisure — (2.4)%
Chipotle Mexican Grill, Inc.	(1,795)	(760,183)
Hyatt Hotels Corp., Class A	(13,738)	(676,184)
Jack in the Box, Inc.	(5,032)	(482,770)
Las Vegas Sands Corp.	(13,045)	(750,609)
Panera Bread Co., Class A	(1,697)	(330,440)
Wynn Resorts Ltd.	(3,112)	(303,171)
		(3,303,357)
Household Durables — (2.4)%
CalAtlantic Group, Inc.	(23,448)	(784,101)
Lennar Corp., Class A	(10,209)	(432,249)
M.D.C. Holdings, Inc.	(17,931)	(462,620)
Newell Brands, Inc.	(11,313)	(595,743)

PulteGroup, Inc.	(43,879)	(879,335)
Toll Brothers, Inc.	(5,414)	(161,662)
		(3,315,710)
Independent Power and Renewable Electricity Producers — (0.3)%
Dynegy, Inc.	(34,786)	(430,999)
Industrial Conglomerates — (0.5)%
Roper Technologies, Inc.	(3,774)	(688,642)
Insurance — (3.6)%
American International Group, Inc.	(12,821)	(760,798)
Assurant, Inc.	(11,190)	(1,032,278)
Assured Guaranty Ltd.	(27,183)	(754,328)
Enstar Group Ltd.	(4,297)	(706,728)
MBIA, Inc.	(99,346)	(773,905)
RLI Corp.	(2,748)	(187,853)
Willis Towers Watson plc	(5,200)	(690,404)
		(4,906,294)
Internet and Direct Marketing Retail — (0.8)%
Expedia, Inc.	(6,853)	(799,882)
Groupon, Inc.	(66,573)	(342,851)
		(1,142,733)
Internet Software and Services — (0.3)%
WebMD Health Corp.	(9,025)	(448,542)
IT Services — (4.8)%
Black Knight Financial Services, Inc., Class A	(13,747)	(562,252)
DST Systems, Inc.	(6,876)	(810,818)
EPAM Systems, Inc.	(11,237)	(778,837)
Euronet Worldwide, Inc.	(6,039)	(494,171)
Gartner, Inc.	(7,766)	(686,903)
Global Payments, Inc.	(9,326)	(715,864)
MasterCard, Inc., Class A	(8,165)	(830,952)
MAXIMUS, Inc.	(15,122)	(855,300)
Visa, Inc., A Shares	(9,516)	(786,973)
		(6,522,070)
Machinery — (1.1)%
Caterpillar, Inc.	(7,159)	(635,505)
IDEX Corp.	(8,305)	(777,099)
Trinity Industries, Inc.	(5,735)	(138,672)
		(1,551,276)
Marine — (0.7)%
Kirby Corp.	(14,273)	(887,210)
Media — (2.0)%
Cable One, Inc.	(757)	(442,088)
Charter Communications, Inc., Class A	(3,019)	(815,039)
Loral Space & Communications, Inc.	(13,837)	(541,165)
Tribune Media Co.	(25,659)	(937,067)
		(2,735,359)
Metals and Mining — (2.1)%
Allegheny Technologies, Inc.	(47,729)	(862,463)
Compass Minerals International, Inc.	(10,169)	(749,455)
Freeport-McMoRan, Inc.	(29,271)	(317,883)
Royal Gold, Inc.	(9,171)	(710,111)
United States Steel Corp.	(11,970)	(225,754)
		(2,865,666)

Multi-Utilities — (1.5)%
Dominion Resources, Inc.	(12,794)	(950,210)
Public Service Enterprise Group, Inc.	(2,333)	(97,683)
SCANA Corp.	(8,075)	(584,388)
Sempra Energy	(3,555)	(381,060)
		(2,013,341)
Multiline Retail — (0.5)%
Macy's, Inc.	(17,218)	(637,927)
Oil, Gas and Consumable Fuels — (5.5)%
Anadarko Petroleum Corp.	(7,661)	(485,401)
Cheniere Energy, Inc.	(16,141)	(703,748)
Concho Resources, Inc.	(5,925)	(813,799)
Kosmos Energy Ltd.	(117,739)	(754,707)
Marathon Petroleum Corp.	(17,216)	(698,797)
Parsley Energy, Inc., Class A	(25,178)	(843,715)
Phillips 66	(9,421)	(758,861)
Pioneer Natural Resources Co.	(4,577)	(849,720)
RSP Permian, Inc.	(18,672)	(724,100)
SemGroup Corp., Class A	(22,506)	(795,812)
		(7,428,660)
Paper and Forest Products — (0.5)%
Domtar Corp.	(17,862)	(663,216)
Pharmaceuticals — (2.7)%
Allergan plc	(2,964)	(682,639)
Catalent, Inc.	(27,249)	(704,114)
Intra-Cellular Therapies, Inc.	(8,176)	(124,602)
Medicines Co. (The)	(23,759)	(896,665)
Nektar Therapeutics	(45,423)	(780,367)
Pacira Pharmaceuticals, Inc.	(10,195)	(348,873)
Prestige Brands Holdings, Inc.	(3,065)	(147,947)
		(3,685,207)
Professional Services — (1.1)%
Equifax, Inc.	(5,710)	(768,452)
IHS Markit Ltd.	(19,787)	(743,002)
		(1,511,454)
Real Estate Management and Development — (1.7)%
Alexander & Baldwin, Inc.	(15,068)	(578,913)
Howard Hughes Corp. (The)	(8,359)	(957,105)
Kennedy-Wilson Holdings, Inc.	(34,732)	(783,207)
		(2,319,225)
Road and Rail — (2.1)%
Avis Budget Group, Inc.	(15,028)	(514,108)
Hertz Global Holdings, Inc.	(3,056)	(122,729)
Knight Transportation, Inc.	(26,756)	(767,630)
Union Pacific Corp.	(8,054)	(785,506)
Werner Enterprises, Inc.	(29,300)	(681,811)
		(2,871,784)
Semiconductors and Semiconductor Equipment — (1.3)%
MACOM Technology Solutions Holdings, Inc.	(19,063)	(807,127)
Micron Technology, Inc.	(51,366)	(913,288)
		(1,720,415)
Software — (3.0)%
CDK Global, Inc.	(16,747)	(960,608)

Ellie Mae, Inc.	(1,789)	(188,382)
Paylocity Holding Corp.	(15,617)	(694,332)
ServiceNow, Inc.	(9,320)	(737,678)
SS&C Technologies Holdings, Inc.	(25,630)	(824,004)
Tyler Technologies, Inc.	(3,615)	(618,996)
		(4,024,000)
Specialty Retail — (3.4)%
AutoNation, Inc.	(4,861)	(236,779)
CarMax, Inc.	(15,880)	(847,198)
Dick's Sporting Goods, Inc.	(13,759)	(780,411)
Guess?, Inc.	(48,202)	(704,231)
L Brands, Inc.	(4,132)	(292,422)
Monro Muffler Brake, Inc.	(9,230)	(564,599)
Penske Automotive Group, Inc.	(9,255)	(445,906)
Tractor Supply Co.	(10,026)	(675,251)
		(4,546,797)
Technology Hardware, Storage and Peripherals — (0.3)%
Diebold, Inc.	(14,752)	(365,702)
Textiles, Apparel and Luxury Goods — (0.8)%
Columbia Sportswear Co.	(11,057)	(627,374)
Hanesbrands, Inc.	(9,711)	(245,203)
lululemon athletica, Inc.	(3,194)	(194,770)
		(1,067,347)
Thrifts and Mortgage Finance — (0.8)%
New York Community Bancorp, Inc.	(31,673)	(450,707)
TFS Financial Corp.	(39,471)	(702,978)
		(1,153,685)
Trading Companies and Distributors — (1.1)%
Fastenal Co.	(17,293)	(722,502)
W.W. Grainger, Inc.	(3,405)	(765,580)
		(1,488,082)
Transportation Infrastructure — (0.4)%
Macquarie Infrastructure Corp.	(7,299)	(607,569)
Water Utilities — (0.5)%
Aqua America, Inc.	(22,546)	(687,202)
Wireless Telecommunication Services — (0.5)%
United States Cellular Corp.	(17,531)	(637,077)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $128,611,566)		(129,835,413)
OTHER ASSETS AND LIABILITIES(3) — 99.6%		135,142,957
TOTAL NET ASSETS — 100.0%		$135,662,831

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $71,961,986.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with brokers for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	129,838,824	—	—
Temporary Cash Investments	117,463	399,000	—
	129,956,287	399,000	—

Liabilities
Securities Sold Short
Common Stocks	129,835,413	—	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$123,550,331
Gross tax appreciation of investments	$10,803,946
Gross tax depreciation of investments	(3,998,990)
Net tax appreciation (depreciation) of investments	6,804,956
Net tax appreciation (depreciation) on securities sold short	(1,708,716)
Net tax appreciation (depreciation)	$5,096,240

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
September 30, 2016

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.7%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.(1)	9,064	468,246
Boeing Co. (The)(1)	14,819	1,952,255
Moog, Inc., Class A(2)	12,260	729,961
Raytheon Co.	1,101	149,879
		3,300,341
Airlines — 2.0%
Delta Air Lines, Inc.(1)	18,233	717,651
Hawaiian Holdings, Inc.(2)	4,325	210,195
JetBlue Airways Corp.(1)(2)	62,242	1,073,052
United Continental Holdings, Inc.(1)(2)	25,805	1,353,988
		3,354,886
Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)(1)	23,111	746,485
Lear Corp.	6,887	834,842
		1,581,327
Automobiles — 1.0%
Ford Motor Co.(1)	134,794	1,626,964
Banks — 3.1%
Citigroup, Inc.(1)	56,015	2,645,588
JPMorgan Chase & Co.(1)	12,089	805,007
TCF Financial Corp.(1)	82,966	1,203,837
Wells Fargo & Co.(1)	12,697	562,223
		5,216,655
Beverages — 1.9%
Coca-Cola Co. (The)(1)	4,501	190,482
PepsiCo, Inc.(1)	26,975	2,934,071
		3,124,553
Biotechnology — 4.2%
AbbVie, Inc.(1)	20,456	1,290,160
Amgen, Inc.(1)	8,845	1,475,435
Biogen, Inc.(1)(2)	3,248	1,016,721
Celgene Corp.(1)(2)	10,614	1,109,481
Gilead Sciences, Inc.(1)	16,890	1,336,337
Myriad Genetics, Inc.(2)	18,863	388,201
United Therapeutics Corp.(1)(2)	3,202	378,092
		6,994,427
Building Products — 2.1%
Masonite International Corp.(2)	14,365	893,072
Owens Corning(1)	25,449	1,358,722
USG Corp.(1)(2)	50,501	1,305,451
		3,557,245
Capital Markets — 2.5%
Eaton Vance Corp.(1)	33,926	1,324,810
Evercore Partners, Inc., Class A	23,851	1,228,565
Nasdaq, Inc.(1)	2,268	153,181

TD Ameritrade Holding Corp.(1)	39,898	1,406,006
		4,112,562
Chemicals — 5.3%
Air Products & Chemicals, Inc.(1)	11,057	1,662,309
Cabot Corp.(1)	27,082	1,419,368
Dow Chemical Co. (The)(1)	35,622	1,846,288
E.I. du Pont de Nemours & Co.	6,059	405,771
Eastman Chemical Co.	4,007	271,194
Huntsman Corp.	34,735	565,138
Minerals Technologies, Inc.(1)	7,364	520,561
PPG Industries, Inc.(1)	13,780	1,424,301
RPM International, Inc.	8,430	452,860
W.R. Grace & Co.	4,692	346,270
		8,914,060
Commercial Services and Supplies — 1.4%
Deluxe Corp.(1)	17,495	1,169,016
Herman Miller, Inc.(1)	43,020	1,230,372
		2,399,388
Communications Equipment — 2.6%
Ciena Corp.(2)	27,715	604,187
Cisco Systems, Inc.(1)	94,966	3,012,322
F5 Networks, Inc.(2)	684	85,254
Juniper Networks, Inc.(1)	29,975	721,198
		4,422,961
Construction and Engineering — 0.5%
Chicago Bridge & Iron Co. NV, New York Shares	31,136	872,742
Consumer Finance — 1.9%
American Express Co.(1)	26,024	1,666,577
Discover Financial Services(1)	13,066	738,882
Synchrony Financial(1)	26,686	747,208
		3,152,667
Containers and Packaging — 1.7%
Avery Dennison Corp.(1)	10,434	811,661
Berry Plastics Group, Inc.(1)(2)	32,462	1,423,459
Sealed Air Corp.	12,372	566,885
		2,802,005
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	909,439
Diversified Telecommunication Services — 4.1%
AT&T, Inc.(1)	76,153	3,092,573
CenturyLink, Inc.	29,922	820,760
Verizon Communications, Inc.(1)	58,012	3,015,464
		6,928,797
Electric Utilities — 0.2%
FirstEnergy Corp.	10,674	353,096
Electronic Equipment, Instruments and Components — 0.1%
Belden, Inc.	3,204	221,044
Energy Equipment and Services — 3.5%
Atwood Oceanics, Inc.(1)	25,430	220,987
Baker Hughes, Inc.	27,559	1,390,903
Diamond Offshore Drilling, Inc.(1)	50,546	890,115
Dril-Quip, Inc.(1)(2)	23,737	1,323,100
Oceaneering International, Inc.	32,826	903,043

Rowan Cos. plc(1)	71,680	1,086,669
		5,814,817
Equity Real Estate Investment Trusts (REITs) — 2.2%
Host Hotels & Resorts, Inc.(1)	77,549	1,207,438
PS Business Parks, Inc.	3,661	415,780
Sunstone Hotel Investors, Inc.(1)	78,114	999,078
WP Carey, Inc.	16,528	1,066,552
		3,688,848
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.(1)	31,595	2,278,631
Food Products — 3.9%
Campbell Soup Co.	8,628	471,952
Dean Foods Co.(1)	17,451	286,196
Fresh Del Monte Produce, Inc.	5,779	346,162
General Mills, Inc.(1)	15,188	970,209
Hormel Foods Corp.(1)	31,088	1,179,168
Ingredion, Inc.(1)	9,015	1,199,536
J.M. Smucker Co. (The)	1,237	167,663
Seaboard Corp.(2)	114	392,160
Tyson Foods, Inc., Class A(1)	20,301	1,515,876
		6,528,922
Gas Utilities — 1.3%
ONE Gas, Inc.(1)	19,943	1,233,275
Southwest Gas Corp.	12,411	867,033
		2,100,308
Health Care Equipment and Supplies — 5.1%
Becton Dickinson and Co.	4,957	890,922
Boston Scientific Corp.(1)(2)	15,390	366,282
C.R. Bard, Inc.	7,229	1,621,320
Danaher Corp.(1)	17,031	1,335,060
Hologic, Inc.(1)(2)	34,561	1,342,004
Medtronic plc(1)	26,679	2,305,065
ResMed, Inc.	9,709	629,046
		8,489,699
Health Care Providers and Services — 2.1%
AmerisourceBergen Corp.(1)	15,660	1,265,015
Express Scripts Holding Co.(1)(2)	23,086	1,628,256
HealthSouth Corp.	3,671	148,932
Laboratory Corp. of America Holdings(2)	3,755	516,237
		3,558,440
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.(1)(2)	44,801	590,029
Cerner Corp.(2)	5,178	319,741
Medidata Solutions, Inc.(2)	9,172	511,431
		1,421,201
Hotels, Restaurants and Leisure — 3.5%
Brinker International, Inc.(1)	22,849	1,152,275
Carnival Corp.(1)	29,280	1,429,450
Churchill Downs, Inc.	8,340	1,220,559
Darden Restaurants, Inc.(1)	21,225	1,301,517
McDonald's Corp.	7,115	820,786
		5,924,587

Household Products — 4.2%
Energizer Holdings, Inc.	14,489	723,870
Kimberly-Clark Corp.	12,917	1,629,350
Procter & Gamble Co. (The)(1)	37,840	3,396,140
Spectrum Brands Holdings, Inc.	8,817	1,214,013
		6,963,373
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	28,128	361,445
Industrial Conglomerates — 2.2%
3M Co.	4,658	820,879
Carlisle Cos., Inc.(1)	13,649	1,399,978
General Electric Co.(1)	37,458	1,109,506
Honeywell International, Inc.(1)	2,990	348,604
		3,678,967
Insurance — 3.7%
Aflac, Inc.(1)	20,671	1,485,625
AmTrust Financial Services, Inc.	14,707	394,589
Aspen Insurance Holdings Ltd.(1)	25,596	1,192,518
Prudential Financial, Inc.(1)	17,993	1,469,128
Reinsurance Group of America, Inc.	8,111	875,501
Validus Holdings Ltd.	16,380	816,052
		6,233,413
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(2)	5,001	4,187,387
Internet Software and Services — 5.7%
Alphabet, Inc., Class A(1)(2)	6,808	5,474,040
Facebook, Inc., Class A(1)(2)	30,095	3,860,286
VeriSign, Inc.(2)	1,403	109,771
		9,444,097
IT Services — 3.1%
International Business Machines Corp.(1)	16,120	2,560,662
PayPal Holdings, Inc.(1)(2)	18,497	757,822
Teradata Corp.(2)	28,972	898,132
Xerox Corp.(1)	98,443	997,228
		5,213,844
Leisure Products — 1.1%
Brunswick Corp.	25,036	1,221,256
Hasbro, Inc.	7,696	610,524
		1,831,780
Life Sciences Tools and Services — 1.8%
Bruker Corp.(1)	26,017	589,285
Quintiles Transnational Holdings, Inc.(2)	5,166	418,756
Thermo Fisher Scientific, Inc.(1)	12,216	1,943,077
Waters Corp.(2)	521	82,573
		3,033,691
Machinery — 3.9%
Fortive Corp.	2,599	132,289
Illinois Tool Works, Inc.	5,323	637,908
Ingersoll-Rand plc	7,198	489,032
PACCAR, Inc.(1)	21,640	1,271,999
Snap-on, Inc.	3,664	556,782
Stanley Black & Decker, Inc.(1)	14,462	1,778,537

Timken Co. (The)(1)	36,180	1,271,365
Toro Co. (The)	8,242	386,055
		6,523,967
Media — 1.7%
CBS Corp., Class B(1)	9,159	501,364
Cinemark Holdings, Inc.(1)	18,193	696,428
Comcast Corp., Class A(1)	2,326	154,307
MSG Networks, Inc., Class A(2)	8,317	154,779
Time Warner, Inc.(1)	13,555	1,079,114
Walt Disney Co. (The)(1)	2,262	210,049
		2,796,041
Metals and Mining — 3.7%
Barrick Gold Corp.	56,105	994,181
Carpenter Technology Corp.(1)	39,399	1,625,603
Newmont Mining Corp.(1)	13,771	541,063
Nucor Corp.(1)	27,861	1,377,726
Reliance Steel & Aluminum Co.	7,716	555,783
Steel Dynamics, Inc.(1)	44,778	1,119,002
		6,213,358
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	7,654	225,410
Multiline Retail — 0.9%
Target Corp.(1)	21,554	1,480,329
Oil, Gas and Consumable Fuels — 4.9%
Apache Corp.(1)	17,344	1,107,761
Chevron Corp.(1)	16,412	1,689,123
Exxon Mobil Corp.(1)	36,126	3,153,077
Kinder Morgan, Inc.	38,253	884,792
World Fuel Services Corp.(1)	27,572	1,275,481
		8,110,234
Personal Products — 0.7%
Herbalife Ltd.(1)(2)	10,492	650,399
Nu Skin Enterprises, Inc., Class A	8,328	539,488
		1,189,887
Pharmaceuticals — 4.8%
Akorn, Inc.(2)	11,234	306,239
Jazz Pharmaceuticals plc(2)	2,460	298,841
Johnson & Johnson(1)	14,273	1,686,070
Merck & Co., Inc.(1)	47,941	2,991,998
Mylan NV(1)(2)	23,603	899,746
Pfizer, Inc.(1)	54,089	1,831,994
		8,014,888
Professional Services — 0.5%
FTI Consulting, Inc.(2)	20,335	906,128
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.(1)	9,912	256,324
Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.(1)	59,059	1,780,629
Broadcom Ltd.	2,007	346,248
Intel Corp.(1)	85,100	3,212,525
NVIDIA Corp.	2,241	153,553
QUALCOMM, Inc.(1)	35,061	2,401,678

Teradyne, Inc.(1)	20,844	449,814
Xilinx, Inc.(1)	26,519	1,441,042
		9,785,489
Software — 7.4%
Adobe Systems, Inc.(1)(2)	10,627	1,153,455
Cadence Design Systems, Inc.(1)(2)	37,552	958,703
Electronic Arts, Inc.(2)	9,151	781,495
Mentor Graphics Corp.(1)	21,300	563,172
Microsoft Corp.(1)	74,705	4,303,008
Oracle Corp.(1)	57,268	2,249,487
Synopsys, Inc.(1)(2)	25,422	1,508,796
VMware, Inc., Class A(2)	12,158	891,789
		12,409,905
Specialty Retail — 2.8%
American Eagle Outfitters, Inc.(1)	75,842	1,354,538
Best Buy Co., Inc.(1)	40,673	1,552,895
Chico's FAS, Inc.	9,220	109,718
Foot Locker, Inc.(1)	20,595	1,394,693
Michaels Cos., Inc. (The)(2)	10,727	259,272
		4,671,116
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.(1)	43,173	4,880,708
HP, Inc.	25,155	390,657
NetApp, Inc.	4,230	151,518
		5,422,883
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)(2)	47,890	1,274,353
Tobacco — 0.1%
Philip Morris International, Inc.(1)	1,381	134,261
Trading Companies and Distributors — 0.7%
HD Supply Holdings, Inc.(1)(2)	38,881	1,243,414
TOTAL COMMON STOCKS (Cost $188,165,850)		215,256,596
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $1,607,650), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $1,573,020)		1,573,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	460,468	460,468
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,033,468)		2,033,468
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.9% (Cost $190,199,318)		217,290,064
COMMON STOCKS SOLD SHORT — (29.8)%
Aerospace and Defense — (0.4)%
Hexcel Corp.	(17,069)	(756,157)
Airlines — (0.6)%
Spirit Airlines, Inc.	(22,341)	(950,163)
Auto Components — (0.2)%
Johnson Controls International plc	(6,888)	(320,499)
Biotechnology — (1.1)%
Bluebird Bio, Inc.	(5,733)	(388,583)
Ionis Pharmaceuticals, Inc.	(9,417)	(345,039)
Neurocrine Biosciences, Inc.	(3,046)	(154,249)
Portola Pharmaceuticals, Inc.	(6,249)	(141,915)

Radius Health, Inc.	(7,216)	(390,313)
Ultragenyx Pharmaceutical, Inc.	(5,735)	(406,841)
		(1,826,940)
Capital Markets — (0.3)%
Stifel Financial Corp.	(12,185)	(468,513)
Chemicals — (2.5)%
CF Industries Holdings, Inc.	(51,238)	(1,247,645)
Mosaic Co. (The)	(19,540)	(477,949)
Olin Corp.	(56,813)	(1,165,803)
Potash Corp. of Saskatchewan, Inc.	(76,522)	(1,248,839)
		(4,140,236)
Commercial Services and Supplies — (2.2)%
Clean Harbors, Inc.	(26,108)	(1,252,662)
Covanta Holding Corp.	(71,247)	(1,096,491)
Waste Connections, Inc.	(17,184)	(1,283,645)
		(3,632,798)
Communications Equipment — (0.8)%
EchoStar Corp., Class A	(25,902)	(1,135,285)
ViaSat, Inc.	(2,339)	(174,606)
		(1,309,891)
Containers and Packaging — (1.7)%
AptarGroup, Inc.	(10,058)	(778,590)
Ball Corp.	(9,451)	(774,509)
Silgan Holdings, Inc.	(24,284)	(1,228,528)
		(2,781,627)
Distributors — (0.4)%
LKQ Corp.	(17,692)	(627,358)
Diversified Financial Services — (0.6)%
Leucadia National Corp.	(55,383)	(1,054,492)
Diversified Telecommunication Services — (0.6)%
Frontier Communications Corp.	(157,020)	(653,203)
Zayo Group Holdings, Inc.	(13,654)	(405,661)
		(1,058,864)
Electric Utilities — (0.5)%
PNM Resources, Inc.	(26,237)	(858,475)
Electronic Equipment, Instruments and Components — (1.2)%
FLIR Systems, Inc.	(37,218)	(1,169,389)
Jabil Circuit, Inc.	(37,941)	(827,873)
		(1,997,262)
Equity Real Estate Investment Trusts (REITs) — (0.1)%
Potlatch Corp.	(3,416)	(132,848)
Food Products — (0.7)%
J&J Snack Foods Corp.	(10,112)	(1,204,541)
Health Care Providers and Services — (2.1)%
Acadia Healthcare Co., Inc.	(19,386)	(960,576)
Brookdale Senior Living, Inc.	(56,903)	(992,957)
Centene Corp.	(5,788)	(387,565)
Envision Healthcare Holdings, Inc.	(8,955)	(199,428)
Team Health Holdings, Inc.	(28,191)	(917,899)
		(3,458,425)
Hotels, Restaurants and Leisure — (0.3)%
Chipotle Mexican Grill, Inc.	(1,155)	(489,143)

Household Durables — (0.5)%
CalAtlantic Group, Inc.	(12,814)	(428,500)
Lennar Corp., Class A	(9,786)	(414,339)
		(842,839)
Independent Power and Renewable Electricity Producers — (0.1)%
Dynegy, Inc.	(19,332)	(239,523)
Insurance — (1.6)%
Assurant, Inc.	(13,622)	(1,256,630)
MBIA, Inc.	(131,996)	(1,028,249)
ProAssurance Corp.	(2,784)	(146,104)
RLI Corp.	(2,587)	(176,847)
		(2,607,830)
Internet and Direct Marketing Retail — (0.1)%
Groupon, Inc.	(35,621)	(183,448)
IT Services — (1.8)%
DST Systems, Inc.	(942)	(111,080)
EPAM Systems, Inc.	(17,986)	(1,246,610)
Global Payments, Inc.	(7,958)	(610,856)
MAXIMUS, Inc.	(19,555)	(1,106,031)
		(3,074,577)
Marine — (0.8)%
Kirby Corp.	(20,762)	(1,290,566)
Media — (0.5)%
Loral Space & Communications, Inc.	(20,714)	(810,124)
Tribune Media Co.	(2,321)	(84,763)
		(894,887)
Metals and Mining — (1.4)%
Allegheny Technologies, Inc.	(20,024)	(361,834)
Compass Minerals International, Inc.	(17,036)	(1,255,553)
Royal Gold, Inc.	(7,875)	(609,761)
United States Steel Corp.	(5,184)	(97,770)
		(2,324,918)
Oil, Gas and Consumable Fuels — (1.4)%
Cheniere Energy, Inc.	(8,881)	(387,211)
Concho Resources, Inc.	(3,643)	(500,366)
Kosmos Energy Ltd.	(178,670)	(1,145,275)
SemGroup Corp., Class A	(7,389)	(261,275)
		(2,294,127)
Pharmaceuticals — (0.9)%
Medicines Co. (The)	(29,033)	(1,095,706)
Nektar Therapeutics	(26,495)	(455,184)
		(1,550,890)
Real Estate Management and Development — (0.9)%
Howard Hughes Corp. (The)	(4,253)	(486,968)
Kennedy-Wilson Holdings, Inc.	(48,387)	(1,091,127)
		(1,578,095)
Road and Rail — (0.1)%
Werner Enterprises, Inc.	(5,454)	(126,915)
Semiconductors and Semiconductor Equipment — (0.1)%
MACOM Technology Solutions Holdings, Inc.	(2,037)	(86,247)
Software — (0.6)%
ServiceNow, Inc.	(3,665)	(290,085)

SS&C Technologies Holdings, Inc.	(24,210)	(778,351)
		(1,068,436)
Specialty Retail — (2.5)%
Cabela's, Inc.	(8,471)	(465,312)
CarMax, Inc.	(20,636)	(1,100,931)
Guess?, Inc.	(85,958)	(1,255,846)
Monro Muffler Brake, Inc.	(16,929)	(1,035,547)
Tractor Supply Co.	(5,060)	(340,791)
		(4,198,427)
Water Utilities — (0.1)%
Aqua America, Inc.	(6,959)	(212,110)
Wireless Telecommunication Services — (0.1)%
United States Cellular Corp.	(4,232)	(153,791)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $51,698,411)		(49,795,858)
OTHER ASSETS AND LIABILITIES — (0.1)%		(211,194)
TOTAL NET ASSETS — 100.0%		$167,283,012

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $142,795,109.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	215,256,596	—	—
Temporary Cash Investments	460,468	1,573,000	—
	215,717,064	1,573,000	—

Liabilities
Securities Sold Short
Common Stocks	49,795,858	—	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$190,216,645
Gross tax appreciation of investments	$32,202,390
Gross tax depreciation of investments	(5,128,971)
Net tax appreciation (depreciation) of investments	27,073,419
Net tax appreciation (depreciation) on securities sold short	1,896,839
Net tax appreciation (depreciation)	$28,970,258

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
September 30, 2016

Emerging Markets Value - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 91.1%
Brazil — 8.2%
Banco Bradesco SA Preference Shares	8,834	81,328
Banco do Brasil SA	7,000	49,420
BB Seguridade Participacoes SA	1,500	13,837
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	5,900	30,660
Braskem SA Preference Shares	3,500	26,991
Cia Siderurgica Nacional SA ADR(1)	7,300	20,148
EDP - Energias do Brasil SA	7,600	33,558
Equatorial Energia SA	1,100	17,240
Itau Unibanco Holding SA ADR	5,100	55,794
Itau Unibanco Holding SA Preference Shares	2,700	29,680
Kroton Educacional SA	4,500	20,617
Petroleo Brasileiro SA Preference Shares ADR(1)	17,169	142,674
Sul America SA	2,900	14,464
Vale SA ADR	7,500	41,250
		577,661
Chile — 1.0%
Embotelladora Andina SA ADR	594	13,424
Enersis Americas SA ADR	7,200	58,968
		72,392
China — 25.9%
Agricultural Bank of China Ltd., H Shares	76,000	32,785
Air China Ltd., H Shares	60,000	40,394
Alibaba Group Holding Ltd. ADR(1)	630	66,648
Baidu, Inc. ADR(1)	120	21,848
Bank of China Ltd., H Shares	176,000	81,157
Bank of Communications Co. Ltd., H Shares	25,000	19,196
China CITIC Bank Corp. Ltd., H Shares	94,000	62,603
China Communications Services Corp. Ltd., H Shares	120,000	75,230
China Construction Bank Corp., H Shares	324,000	241,826
China Everbright Ltd.	12,000	24,722
China Evergrande Group	23,000	15,637
China Galaxy Securities Co. Ltd., H Shares	67,500	61,719
China Merchants Bank Co. Ltd., H Shares	23,500	59,442
China Mobile Ltd.	18,500	227,140
China Petroleum & Chemical Corp., H Shares	144,000	105,932
China Shenhua Energy Co. Ltd., H Shares	14,500	28,764
China Vanke Co. Ltd., H Shares	15,500	40,502
Chongqing Rural Commercial Bank Co. Ltd., H Shares	19,000	11,752
CITIC Securities Co. Ltd., H Shares	8,000	17,135
Guangzhou R&F Properties Co. Ltd.	32,800	51,848
Huadian Power International Corp. Ltd., H Shares	78,000	35,178
Industrial & Commercial Bank of China Ltd., H Shares	224,000	141,295
NetEase, Inc. ADR	100	24,078
New Oriental Education & Technology Group, Inc. ADR(1)	1,260	58,414
PICC Property & Casualty Co. Ltd., H Shares	36,000	60,196
Ping An Insurance Group Co. of China Ltd., H Shares	17,500	91,595
Sinopec Engineering Group Co. Ltd., H Shares	72,500	62,423

Sinopec Shanghai Petrochemical Co. Ltd.	64,000	32,598
Tencent Holdings Ltd.	1,600	44,333
		1,836,390
Colombia — 0.5%
Bancolombia SA Preference Shares	1,855	17,975
Corp. Financiera Colombiana SA	1,276	16,755
		34,730
Greece — 0.2%
JUMBO SA	850	10,605
India — 3.9%
HDFC Bank Ltd. ADR	1,000	71,890
ICICI Bank Ltd. ADR	2,000	14,940
Infosys Ltd. ADR	4,300	67,854
Tata Motors Ltd. ADR	3,004	120,100
		274,784
Indonesia — 3.2%
Adaro Energy Tbk PT	647,100	60,247
Bank Mandiri Persero Tbk PT	39,100	33,701
Bank Negara Indonesia Persero Tbk PT	48,500	20,734
Bank Rakyat Indonesia Persero Tbk PT	79,900	74,963
Telekomunikasi Indonesia Persero Tbk PT	49,300	16,330
XL Axiata Tbk PT(1)	112,200	23,269
		229,244
Malaysia — 3.5%
AirAsia Bhd	66,000	44,589
Alliance Financial Group Bhd	40,800	36,712
Berjaya Sports Toto Bhd	47,357	37,888
CIMB Group Holdings Bhd	28,900	32,958
Hong Leong Financial Group Bhd	4,900	18,254
IOI Properties Group Bhd	68,800	41,395
Public Bank Bhd	8,200	39,336
		251,132
Mexico — 2.8%
Alfa SAB de CV, Series A	6,712	10,454
Cemex SAB de CV ADR(1)	3,808	30,236
Gentera SAB de CV	5,200	9,395
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	500	4,753
Grupo Mexico SAB de CV	23,200	56,738
Kimberly-Clark de Mexico SAB de CV, A Shares	14,300	32,347
OHL Mexico SAB de CV(1)	42,155	55,939
		199,862
Peru — 0.6%
Credicorp Ltd.	300	45,666
Philippines — 0.3%
Globe Telecom, Inc.	490	20,665
Poland — 1.1%
Bank Millennium SA(1)	10,000	14,711
Grupa Lotos SA(1)	2,400	17,915
Polski Koncern Naftowy Orlen SA	666	11,375
Polskie Gornictwo Naftowe i Gazownictwo SA	25,302	33,512
		77,513
Qatar — 0.9%
Qatar Gas Transport Co. Ltd.	4,531	29,360

Qatar Insurance Co. SAQ	1,284	31,287
		60,647
Russia — 3.0%
Gazprom PJSC ADR	4,744	19,987
MMC Norilsk Nickel PJSC ADR	1,873	29,947
Moscow Exchange MICEX-RTS PJSC	38,080	76,982
Rosneft PJSC GDR	8,178	44,687
Tatneft PJSC ADR	1,322	40,710
		212,313
South Africa — 7.1%
AngloGold Ashanti Ltd. ADR(1)	3,108	49,479
Barloworld Ltd.	7,905	48,099
Bidvest Group Ltd. (The)	3,907	46,066
Brait SE(1)	2,560	20,690
Exxaro Resources Ltd.	2,523	15,557
FirstRand Ltd.	10,548	36,578
Liberty Holdings Ltd.	2,009	17,085
MTN Group Ltd.	3,693	31,675
Nedbank Group Ltd.	2,500	40,583
RMB Holdings Ltd.	3,380	14,494
Sanlam Ltd.	4,379	20,412
Sappi Ltd.(1)	14,222	73,691
Standard Bank Group Ltd.	5,437	55,863
Telkom SA SOC Ltd.	5,291	23,343
Truworths International Ltd.	2,266	11,735
		505,350
South Korea — 16.0%
Daelim Industrial Co. Ltd.	394	29,713
Hanwha Chemical Corp.	1,200	26,520
Hyosung Corp.	327	38,697
Hyundai Development Co-Engineering & Construction	370	17,285
Hyundai Engineering & Construction Co. Ltd.	632	22,552
Hyundai Motor Co. Preference Shares	157	14,348
Kangwon Land, Inc.	511	18,260
Korea Electric Power Corp.	2,162	105,877
KT&G Corp.	984	112,070
LG Electronics, Inc.	855	37,257
LG Uplus Corp.	5,756	61,399
Lotte Chemical Corp.	234	63,618
POSCO	299	61,580
S-Oil Corp.	881	65,295
Samsung Electronics Co. Ltd.	122	177,808
Samsung Electronics Co. Ltd. Preference Shares	27	31,874
SK Holdings Co. Ltd.	177	34,125
SK Innovation Co. Ltd.	740	109,364
SK Telecom Co. Ltd.	105	21,488
Woori Bank	7,908	81,922
		1,131,052
Taiwan — 10.7%
Acer, Inc.	155,000	72,602
Cathay Financial Holding Co. Ltd.	67,300	86,498
Cheng Shin Rubber Industry Co. Ltd.	21,000	44,353
China Life Insurance Co. Ltd.	65,000	59,756

Compal Electronics, Inc.	42,000	25,944
Formosa Petrochemical Corp.	20,000	60,329
Fubon Financial Holding Co. Ltd.	51,000	75,781
Highwealth Construction Corp.	8,400	13,041
Hon Hai Precision Industry Co. Ltd.	35,149	88,990
Lite-On Technology Corp.	26,129	37,793
Powertech Technology, Inc.	21,000	54,779
Quanta Computer, Inc.	9,000	18,875
Taiwan Mobile Co. Ltd.	7,000	25,223
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,300	70,357
Transcend Information, Inc.	8,000	23,372
		757,693
Thailand — 0.2%
Siam Cement PCL (The)	1,000	14,996
Turkey — 1.1%
Arcelik AS	3,583	25,267
Eregli Demir ve Celik Fabrikalari TAS	7,302	10,077
Ford Otomotiv Sanayi AS	3,009	31,819
TAV Havalimanlari Holding AS	2,869	11,878
		79,041
United Arab Emirates — 0.9%
Dubai Islamic Bank PJSC	42,504	62,688
TOTAL COMMON STOCKS (Cost $6,151,899)		6,454,424
EXCHANGE-TRADED FUNDS — 7.5%
iShares MSCI Brazil Capped ETF	979	33,022
iShares MSCI India ETF	10,109	297,306
iShares MSCI Emerging Markets ETF	5,332	199,683
TOTAL EXCHANGE-TRADED FUNDS (Cost $482,455)		530,011
TEMPORARY CASH INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $115,927)	115,927	115,927
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $6,750,281)		7,100,362
OTHER ASSETS AND LIABILITIES — (0.2)%		(15,927)
TOTAL NET ASSETS — 100.0%		$7,084,435

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	32.7%
Information Technology	11.7%
Energy	10.7%
Materials	8.3%
Telecommunication Services	7.4%
Consumer Discretionary	6.1%
Industrials	6.1%
Utilities	3.5%
Real Estate	2.3%
Consumer Staples	2.3%
Exchange-Traded Funds	7.5%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	259,866	317,795	—
Chile	72,392	—	—
China	170,988	1,665,402	—
India	274,784	—	—
Mexico	30,236	169,626	—
Peru	45,666	—	—
South Africa	49,479	455,871	—
Taiwan	70,357	687,336	—
Other Countries	—	2,184,626	—
Exchange-Traded Funds	530,011	—	—
Temporary Cash Investments	115,927	—	—
	1,619,706	5,480,656	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,755,033
Gross tax appreciation of investments	$603,460
Gross tax depreciation of investments	(258,131)
Net tax appreciation (depreciation) of investments	$345,329

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2016

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 1.4%
Boeing Co. (The)	308,925	40,697,779
Raytheon Co.	20,584	2,802,100
		43,499,879
Airlines — 1.6%
Delta Air Lines, Inc.	155,612	6,124,889
Hawaiian Holdings, Inc.(1)	109,962	5,344,153
JetBlue Airways Corp.(1)	1,153,571	19,887,564
United Continental Holdings, Inc.(1)	362,594	19,025,307
		50,381,913
Auto Components — 1.1%
Goodyear Tire & Rubber Co. (The)	302,572	9,773,075
Lear Corp.	207,967	25,209,760
		34,982,835
Automobiles — 0.7%
Ford Motor Co.	1,876,363	22,647,701
Banks — 2.9%
BB&T Corp.	352,659	13,302,297
Citigroup, Inc.	1,116,843	52,748,495
JPMorgan Chase & Co.	248,435	16,543,287
Wells Fargo & Co.	249,499	11,047,816
		93,641,895
Beverages — 1.8%
Coca-Cola Co. (The)	89,153	3,772,955
PepsiCo, Inc.	495,483	53,893,686
		57,666,641
Biotechnology — 5.4%
AbbVie, Inc.	661,930	41,747,925
Amgen, Inc.	307,244	51,251,372
Biogen, Inc.(1)	126,384	39,561,983
Celgene Corp.(1)	40,611	4,245,068
Gilead Sciences, Inc.	450,086	35,610,804
		172,417,152
Building Products — 1.3%
AO Smith Corp.	31,063	3,068,714
Masonite International Corp.(1)	26,004	1,616,669
Owens Corning	553,981	29,577,045
USG Corp.(1)	328,253	8,485,340
		42,747,768
Capital Markets — 1.7%
Eaton Vance Corp.	604,374	23,600,805
Evercore Partners, Inc., Class A	116,221	5,986,544
Morgan Stanley	69,108	2,215,602
Nasdaq, Inc.	143,038	9,660,786
State Street Corp.	69,048	4,807,812

TD Ameritrade Holding Corp.	232,469	8,192,208
		54,463,757
Chemicals — 3.5%
Air Products & Chemicals, Inc.	233,186	35,057,183
Cabot Corp.	496,232	26,007,519
Dow Chemical Co. (The)	628,990	32,600,552
E.I. du Pont de Nemours & Co.	147,659	9,888,723
PPG Industries, Inc.	86,606	8,951,596
		112,505,573
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,735,337	55,044,890
Consumer Finance — 1.1%
American Express Co.	503,539	32,246,638
Synchrony Financial	154,306	4,320,568
		36,567,206
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	147,745	21,344,720
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,349,163	54,789,509
Verizon Communications, Inc.	259,700	13,499,206
		68,288,715
Electrical Equipment — 0.5%
Eaton Corp. plc	243,463	15,997,954
Energy Equipment and Services — 2.0%
Baker Hughes, Inc.	555,024	28,012,061
Dril-Quip, Inc.(1)	141,618	7,893,787
FMC Technologies, Inc.(1)	840,859	24,948,287
Rowan Cos. plc	285,527	4,328,589
		65,182,724
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	280,918	31,836,437
Host Hotels & Resorts, Inc.	550,478	8,570,943
Lamar Advertising Co., Class A	144,465	9,435,009
Ryman Hospitality Properties, Inc.	79,768	3,841,627
WP Carey, Inc.	155,636	10,043,191
		63,727,207
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	629,585	45,405,670
Food Products — 3.3%
Campbell Soup Co.	243,834	13,337,720
General Mills, Inc.	314,951	20,119,070
Hormel Foods Corp.	724,768	27,490,450
Ingredion, Inc.	126,057	16,773,144
Tyson Foods, Inc., Class A	389,765	29,103,753
		106,824,137
Gas Utilities — 0.9%
ONE Gas, Inc.	205,589	12,713,624
Southwest Gas Corp.	218,807	15,285,857
		27,999,481
Health Care Equipment and Supplies — 5.1%
Becton Dickinson and Co.	173,418	31,168,417
C.R. Bard, Inc.	116,836	26,203,978
Danaher Corp.	341,932	26,804,050

Hologic, Inc.(1)	160,904	6,247,902
Medtronic plc	514,181	44,425,239
ResMed, Inc.	51,105	3,311,093
St. Jude Medical, Inc.	48,767	3,889,656
Zimmer Biomet Holdings, Inc.	161,364	20,980,547
		163,030,882
Health Care Providers and Services — 0.4%
AmerisourceBergen Corp.	140,213	11,326,406
Health Care Technology — 0.3%
Cerner Corp.(1)	153,861	9,500,917
Hotels, Restaurants and Leisure — 2.1%
Bloomin' Brands, Inc.	156,491	2,697,905
Carnival Corp.	608,063	29,685,636
Darden Restaurants, Inc.	420,949	25,812,593
McDonald's Corp.	72,843	8,403,168
		66,599,302
Household Durables — 0.4%
Whirlpool Corp.	83,810	13,590,630
Household Products — 3.8%
Church & Dwight Co., Inc.	169,804	8,137,008
Energizer Holdings, Inc.	79,539	3,973,768
Kimberly-Clark Corp.	248,187	31,306,308
Procter & Gamble Co. (The)	772,008	69,287,718
Spectrum Brands Holdings, Inc.	69,232	9,532,554
		122,237,356
Industrial Conglomerates — 2.7%
3M Co.	234,984	41,411,230
Carlisle Cos., Inc.	233,786	23,979,430
General Electric Co.	722,564	21,402,346
		86,793,006
Insurance — 2.9%
Aflac, Inc.	396,020	28,461,957
AmTrust Financial Services, Inc.	132,607	3,557,846
Aon plc	17,134	1,927,404
Aspen Insurance Holdings Ltd.	36,033	1,678,778
Everest Re Group Ltd.	26,594	5,052,062
Hanover Insurance Group, Inc. (The)	117,789	8,883,646
Primerica, Inc.	152,077	8,064,643
Principal Financial Group, Inc.	173,613	8,942,806
Reinsurance Group of America, Inc.	115,148	12,429,075
RenaissanceRe Holdings Ltd.	19,143	2,300,223
Unum Group	34,482	1,217,559
Validus Holdings Ltd.	188,729	9,402,479
		91,918,478
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	95,698	80,128,892
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	130,360	104,817,262
Facebook, Inc., Class A(1)	579,071	74,277,437
		179,094,699
IT Services — 1.5%
International Business Machines Corp.	301,831	47,945,854

Leisure Products — 0.7%
Brunswick Corp.	145,301	7,087,783
Hasbro, Inc.	197,116	15,637,212
		22,724,995
Life Sciences Tools and Services — 1.1%
Thermo Fisher Scientific, Inc.	225,046	35,795,817
Machinery — 3.4%
Fortive Corp.	50,398	2,565,258
Ingersoll-Rand plc	411,228	27,938,830
PACCAR, Inc.	180,623	10,617,020
Snap-on, Inc.	108,736	16,523,523
Stanley Black & Decker, Inc.	230,145	28,303,232
Timken Co. (The)	120,289	4,226,956
Toro Co. (The)	390,742	18,302,355
		108,477,174
Media — 0.5%
Time Warner, Inc.	217,308	17,299,890
Metals and Mining — 1.8%
Barrick Gold Corp.	1,297,510	22,991,877
Newmont Mining Corp.	85,069	3,342,361
Nucor Corp.	526,101	26,015,695
Reliance Steel & Aluminum Co.	90,975	6,552,929
		58,902,862
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	147,287	4,337,602
Multiline Retail — 1.0%
Target Corp.	479,854	32,956,373
Oil, Gas and Consumable Fuels — 4.1%
Apache Corp.	79,954	5,106,662
Chevron Corp.	317,297	32,656,207
Exxon Mobil Corp.	698,413	60,957,487
Kinder Morgan, Inc.	702,603	16,251,208
World Fuel Services Corp.	321,236	14,860,377
		129,831,941
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	39,252	2,542,745
Pharmaceuticals — 4.7%
Johnson & Johnson	269,685	31,857,889
Merck & Co., Inc.	871,579	54,395,245
Mylan NV(1)	599,050	22,835,786
Pfizer, Inc.	1,221,626	41,376,473
		150,465,393
Professional Services — 0.1%
FTI Consulting, Inc.(1)	55,660	2,480,210
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	232,005	5,999,649
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	1,158,437	34,926,876
Broadcom Ltd.	12,888	2,223,438
Intel Corp.	1,631,060	61,572,515
NVIDIA Corp.	68,302	4,680,053
QUALCOMM, Inc.	722,321	49,478,988
		152,881,870

Software — 6.8%
Adobe Systems, Inc.(1)	360,517	39,130,515
Electronic Arts, Inc.(1)	17,288	1,476,395
Microsoft Corp.	1,787,562	102,963,571
Oracle Corp.	1,092,881	42,928,366
Synopsys, Inc.(1)	62,653	3,718,456
VMware, Inc., Class A(1)	376,333	27,604,025
		217,821,328
Specialty Retail — 0.9%
Best Buy Co., Inc.	764,260	29,179,447
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	686,962	77,661,054
HP, Inc.	1,657,223	25,736,673
		103,397,727
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	912,968	24,294,079
Tobacco — 0.3%
Altria Group, Inc.	96,999	6,133,247
Philip Morris International, Inc.	28,674	2,787,686
		8,920,933
Trading Companies and Distributors — 0.3%
HD Supply Holdings, Inc.(1)	296,827	9,492,527
TOTAL COMMON STOCKS (Cost $2,664,434,580)		3,181,306,802
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $18,487,975), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $18,121,227)		18,121,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,301,951	5,301,951
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,422,951)		23,422,951
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,687,857,531)		3,204,729,753
OTHER ASSETS AND LIABILITIES†		(1,507,592)
TOTAL NET ASSETS — 100.0%		$3,203,222,161

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,181,306,802	—	—
Temporary Cash Investments	5,301,951	18,121,000	—
	3,186,608,753	18,121,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,691,610,695
Gross tax appreciation of investments	$577,633,482
Gross tax depreciation of investments	(64,514,424)
Net tax appreciation (depreciation) of investments	$513,119,058

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2016

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 1.5%
Boeing Co. (The)	87,957	11,587,455
Airlines — 2.0%
Delta Air Lines, Inc.	56,243	2,213,724
Hawaiian Holdings, Inc.(1)	133,655	6,495,633
JetBlue Airways Corp.(1)	389,444	6,714,015
		15,423,372
Auto Components — 2.2%
Drew Industries, Inc.	59,898	5,871,202
Lear Corp.	64,995	7,878,694
Visteon Corp.	52,961	3,795,185
		17,545,081
Banks — 0.1%
Franklin Financial Network, Inc.(1)	18,050	675,070
Beverages — 2.6%
Coca-Cola Co. (The)	79,722	3,373,835
PepsiCo, Inc.	158,765	17,268,869
		20,642,704
Biotechnology — 8.4%
AbbVie, Inc.	210,338	13,266,018
Alexion Pharmaceuticals, Inc.(1)	25,716	3,151,239
Amgen, Inc.	94,227	15,718,006
Biogen, Inc.(1)	27,214	8,518,798
Celgene Corp.(1)	111,595	11,665,025
Gilead Sciences, Inc.	86,513	6,844,909
Incyte Corp.(1)	29,619	2,792,775
Myriad Genetics, Inc.(1)	13,926	286,597
Regeneron Pharmaceuticals, Inc.(1)	8,859	3,561,495
		65,804,862
Building Products — 0.1%
Insteel Industries, Inc.	7,270	263,465
NCI Building Systems, Inc.(1)	35,658	520,250
		783,715
Chemicals — 3.2%
Air Products & Chemicals, Inc.	52,014	7,819,785
Celanese Corp.	32,183	2,142,101
H.B. Fuller Co.	19,350	899,195
Monsanto Co.	20,552	2,100,414
PPG Industries, Inc.	43,889	4,536,367
Trinseo SA	30,534	1,727,003
W.R. Grace & Co.	80,213	5,919,719
		25,144,584
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	29,718	2,528,407
Ciena Corp.(1)	141,631	3,087,556
		5,615,963

Containers and Packaging — 0.4%
Berry Plastics Group, Inc.(1)	78,084	3,423,983
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	263,796	13,712,116
Electrical Equipment — 0.1%
Emerson Electric Co.	15,372	837,928
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	82,388	9,337,032
Food and Staples Retailing — 1.8%
CVS Health Corp.	10,819	962,783
Sysco Corp.	150,950	7,398,060
Walgreens Boots Alliance, Inc.	70,249	5,663,474
		14,024,317
Food Products — 3.8%
Campbell Soup Co.	107,610	5,886,267
General Mills, Inc.	51,670	3,300,680
Hormel Foods Corp.	196,497	7,453,131
Ingredion, Inc.	46,797	6,226,809
Omega Protein Corp.(1)	12,549	293,270
Tyson Foods, Inc., Class A	91,742	6,850,375
		30,010,532
Gas Utilities — 0.4%
Southwest Gas Corp.	46,982	3,282,163
Health Care Equipment and Supplies — 5.2%
Becton Dickinson and Co.	52,130	9,369,325
Boston Scientific Corp.(1)	6,618	157,508
C.R. Bard, Inc.	33,086	7,420,528
Danaher Corp.	77,403	6,067,621
Hologic, Inc.(1)	143,509	5,572,455
ResMed, Inc.	77,670	5,032,239
Zimmer Biomet Holdings, Inc.	53,301	6,930,196
		40,549,872
Health Care Providers and Services — 1.8%
AmerisourceBergen Corp.	87,628	7,078,590
Laboratory Corp. of America Holdings(1)	25,079	3,447,861
UnitedHealth Group, Inc.	24,669	3,453,660
		13,980,111
Health Care Technology — 1.5%
Cerner Corp.(1)	109,216	6,744,088
Medidata Solutions, Inc.(1)	91,856	5,121,891
		11,865,979
Hotels, Restaurants and Leisure — 3.5%
Churchill Downs, Inc.	38,693	5,662,721
Darden Restaurants, Inc.	109,386	6,707,549
Dave & Buster's Entertainment, Inc.(1)	22,217	870,462
McDonald's Corp.	94,351	10,884,331
Starbucks Corp.	66,221	3,585,205
		27,710,268
Household Durables — 0.5%
iRobot Corp.(1)	38,140	1,677,397
Whirlpool Corp.	11,162	1,810,030
		3,487,427

Household Products — 2.3%
Church & Dwight Co., Inc.	48,672	2,332,362
Kimberly-Clark Corp.	71,520	9,021,533
Spectrum Brands Holdings, Inc.	45,775	6,302,760
		17,656,655
Industrial Conglomerates — 1.9%
3M Co.	38,548	6,793,314
Carlisle Cos., Inc.	72,283	7,414,067
Honeywell International, Inc.	6,798	792,579
		14,999,960
Insurance — 0.3%
Aon plc	19,793	2,226,515
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	36,320	30,411,099
Shutterfly, Inc.(1)	127,830	5,706,331
		36,117,430
Internet Software and Services — 9.3%
Alphabet, Inc., Class A(1)	50,686	40,754,585
Facebook, Inc., Class A(1)	215,452	27,636,028
GoDaddy, Inc., Class A(1)	139,010	4,800,015
		73,190,628
IT Services — 4.2%
Convergys Corp.	63,526	1,932,461
CSG Systems International, Inc.	148,352	6,131,388
EVERTEC, Inc.	25,729	431,733
International Business Machines Corp.	87,603	13,915,737
Jack Henry & Associates, Inc.	25,636	2,193,160
Teradata Corp.(1)	84,018	2,604,558
Travelport Worldwide Ltd.	57,839	869,320
Visa, Inc., Class A	62,515	5,169,990
		33,248,347
Leisure Products — 2.3%
Brunswick Corp.	122,964	5,998,184
Hasbro, Inc.	83,065	6,589,547
Smith & Wesson Holding Corp.(1)	189,843	5,047,925
		17,635,656
Machinery — 3.6%
CLARCOR, Inc.	3,869	251,485
Ingersoll-Rand plc	98,748	6,708,939
Snap-on, Inc.	38,401	5,835,416
Stanley Black & Decker, Inc.	49,231	6,054,428
Toro Co. (The)	149,104	6,984,031
Wabash National Corp.(1)	161,448	2,299,020
		28,133,319
Media — 2.5%
Comcast Corp., Class A	69,890	4,636,503
Discovery Communications, Inc., Class A(1)	37,010	996,309
New Media Investment Group, Inc.	59,550	923,025
Twenty-First Century Fox, Inc., Class A	158,012	3,827,051
Walt Disney Co. (The)	101,348	9,411,175
		19,794,063

Metals and Mining — 0.8%
Steel Dynamics, Inc.	245,357	6,131,471
Multiline Retail — 0.8%
Target Corp.	87,221	5,990,338
Oil, Gas and Consumable Fuels — 0.1%
Apache Corp.	14,852	948,597
Personal Products — 0.1%
Natural Health Trends Corp.	24,469	691,494
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	157,646	8,500,272
Eli Lilly & Co.	8,117	651,470
Johnson & Johnson	46,286	5,467,765
Mylan NV(1)	30,029	1,144,706
Zoetis, Inc.	29,142	1,515,676
		17,279,889
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	312,446	9,420,247
Intel Corp.	226,829	8,562,795
Lam Research Corp.	9,812	929,295
NVIDIA Corp.	83,447	5,717,788
QUALCOMM, Inc.	142,175	9,738,988
Texas Instruments, Inc.	38,996	2,736,739
Xilinx, Inc.	14,345	779,507
		37,885,359
Software — 9.7%
Adobe Systems, Inc.(1)	96,699	10,495,709
Citrix Systems, Inc.(1)	70,250	5,986,705
Electronic Arts, Inc.(1)	93,821	8,012,313
Intuit, Inc.	29,506	3,245,955
Microsoft Corp.	614,307	35,384,083
Oracle Corp.	174,420	6,851,218
salesforce.com, Inc.(1)	33,939	2,420,869
Synopsys, Inc.(1)	15,951	946,692
VMware, Inc., Class A(1)	42,099	3,087,962
		76,431,506
Specialty Retail — 1.6%
Foot Locker, Inc.	35,554	2,407,717
Genesco, Inc.(1)	16,302	887,807
Home Depot, Inc. (The)	45,601	5,867,937
Party City Holdco, Inc.(1)	52,669	901,693
Urban Outfitters, Inc.(1)	74,525	2,572,603
		12,637,757
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	340,633	38,508,561
Tobacco — 0.5%
Altria Group, Inc.	55,425	3,504,523
TOTAL COMMON STOCKS (Cost $663,040,437)		778,456,602
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $2,075,700), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $2,032,025)		2,032,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	595,051	595,051
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,627,051)		2,627,051
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $665,667,488)		781,083,653
OTHER ASSETS AND LIABILITIES — 0.4%		3,345,328
TOTAL NET ASSETS — 100.0%		$784,428,981

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	778,456,602	—	—
Temporary Cash Investments	595,051	2,032,000	—
	779,051,653	2,032,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$668,495,392
Gross tax appreciation of investments	$120,137,373
Gross tax depreciation of investments	(7,549,112)
Net tax appreciation (depreciation) of investments	$112,588,261

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
September 30, 2016

Disciplined Growth Plus - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.5%
Aerospace and Defense — 3.1%
Aerojet Rocketdyne Holdings, Inc.(1)(2)	16,929	297,612
B/E Aerospace, Inc.(1)	6,566	339,200
Boeing Co. (The)(1)	4,856	639,729
		1,276,541
Airlines — 1.0%
Hawaiian Holdings, Inc.(1)(2)	5,456	265,162
JetBlue Airways Corp.(2)	7,588	130,817
		395,979
Auto Components — 2.9%
Cooper-Standard Holding, Inc.(2)	515	50,882
Drew Industries, Inc.	3,012	295,236
Horizon Global Corp.(2)	13,589	270,829
Lear Corp.	3,235	392,146
Stoneridge, Inc.(2)	9,352	172,077
		1,181,170
Automobiles — 0.1%
Winnebago Industries, Inc.	887	20,907
Banks — 0.1%
Franklin Financial Network, Inc.(2)	954	35,680
Beverages — 2.6%
Coca-Cola Co. (The)(1)	4,087	172,962
PepsiCo, Inc.(1)	8,318	904,749
		1,077,711
Biotechnology — 7.9%
AbbVie, Inc.(1)	7,711	486,333
Alexion Pharmaceuticals, Inc.(2)	1,014	124,256
Amgen, Inc.(1)	3,441	573,993
Applied Genetic Technologies Corp.(2)	7,378	72,157
Biogen, Inc.(1)(2)	1,138	356,228
Celgene Corp.(1)(2)	3,829	400,246
FibroGen, Inc.(1)(2)	4,159	86,091
Gilead Sciences, Inc.(1)	6,277	496,636
Incyte Corp.(1)(2)	1,690	159,350
Lexicon Pharmaceuticals, Inc.(1)(2)	5,133	92,753
Myriad Genetics, Inc.(2)	3,147	64,765
Regeneron Pharmaceuticals, Inc.(1)(2)	538	216,287
United Therapeutics Corp.(1)(2)	789	93,165
		3,222,260
Building Products — 2.3%
Apogee Enterprises, Inc.	2,607	116,507
Insteel Industries, Inc.(1)	10,768	390,232
Masonite International Corp.(2)	820	50,979
NCI Building Systems, Inc.(1)(2)	20,461	298,526
Ply Gem Holdings, Inc.(2)	7,011	93,667
		949,911
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A(1)	5,570	151,504

Evercore Partners, Inc., Class A	2,913	150,049
Federated Investors, Inc., Class B(1)	6,142	181,987
Medley Management, Inc.(1)	11,027	92,737
TD Ameritrade Holding Corp.	780	27,487
		603,764
Chemicals — 5.7%
Air Products & Chemicals, Inc.(1)	3,197	480,637
Chase Corp.(1)	4,405	304,473
H.B. Fuller Co.	2,663	123,750
PPG Industries, Inc.	3,739	386,463
RPM International, Inc.(1)	5,576	299,543
Sherwin-Williams Co. (The)	1,229	340,015
Trinseo SA(1)	6,752	381,893
W.R. Grace & Co.	455	33,579
		2,350,353
Commercial Services and Supplies — 2.6%
Brady Corp., Class A	5,759	199,319
Herman Miller, Inc.(1)	9,025	258,115
Interface, Inc.(1)	22,935	382,785
Quad/Graphics, Inc.	7,653	204,488
		1,044,707
Communications Equipment — 1.8%
Arista Networks, Inc.(1)(2)	1,413	120,218
Ciena Corp.(1)(2)	15,224	331,883
Extreme Networks, Inc.(1)(2)	55,898	250,982
Infinera Corp.(1)(2)	5,749	51,914
		754,997
Construction and Engineering — 0.4%
Quanta Services, Inc.(2)	6,065	169,759
Construction Materials — 0.5%
Headwaters, Inc.(1)(2)	11,748	198,776
Containers and Packaging — 0.9%
Berry Plastics Group, Inc.(1)(2)	7,326	321,245
Crown Holdings, Inc.(2)	591	33,740
		354,985
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.(1)	14,267	741,599
Electronic Equipment, Instruments and Components — 0.4%
Zebra Technologies Corp., Class A(2)	2,176	151,471
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	2,422	274,485
Food and Staples Retailing — 0.9%
CVS Health Corp.(1)	532	47,343
Walgreens Boots Alliance, Inc.(1)	3,929	316,756
		364,099
Food Products — 5.3%
Campbell Soup Co.	1,001	54,755
Dean Foods Co.(1)	18,103	296,889
Fresh Del Monte Produce, Inc.	509	30,489
General Mills, Inc.(1)	7,144	456,359
Hormel Foods Corp.(1)	9,178	348,122
Ingredion, Inc.(1)	2,650	352,609
Omega Protein Corp.(2)	12,569	293,737

Tyson Foods, Inc., Class A(1)	4,496	335,716
		2,168,676
Gas Utilities — 0.2%
Southwest Gas Corp.	967	67,555
Health Care Equipment and Supplies — 5.6%
Becton Dickinson and Co.	2,578	463,344
Boston Scientific Corp.(2)	7,372	175,454
C.R. Bard, Inc.(1)	1,997	447,887
Danaher Corp.	654	51,267
Hologic, Inc.(1)(2)	9,082	352,654
iRadimed Corp.(2)	3,072	52,193
ResMed, Inc.	3,362	217,824
SurModics, Inc.(1)(2)	3,254	97,913
Utah Medical Products, Inc.	2,879	172,164
Zimmer Biomet Holdings, Inc.	2,124	276,163
		2,306,863
Health Care Providers and Services — 3.6%
AmerisourceBergen Corp.(1)	5,080	410,362
BioTelemetry, Inc.(2)	4,785	88,858
DaVita, Inc.(2)	1,252	82,720
Express Scripts Holding Co.(1)(2)	6,406	451,815
HealthSouth Corp.	3,997	162,158
Laboratory Corp. of America Holdings(2)	905	124,419
UnitedHealth Group, Inc.(1)	1,200	168,000
		1,488,332
Health Care Technology — 1.0%
Medidata Solutions, Inc.(1)(2)	5,915	329,820
Veeva Systems, Inc., Class A(2)	2,403	99,196
		429,016
Hotels, Restaurants and Leisure — 3.5%
Bob Evans Farms, Inc.(1)	2,169	83,073
Brinker International, Inc.(1)	6,014	303,286
Churchill Downs, Inc.	2,054	300,603
Darden Restaurants, Inc.(1)	6,225	381,717
Dave & Buster's Entertainment, Inc.(2)	1,163	45,566
McDonald's Corp.(1)	1,782	205,572
Starbucks Corp.(1)	2,323	125,767
		1,445,584
Household Durables — 0.3%
iRobot Corp.(2)	2,909	127,938
Household Products — 2.2%
Church & Dwight Co., Inc.	4,197	201,120
Kimberly-Clark Corp.	2,845	358,868
Spectrum Brands Holdings, Inc.	2,457	338,305
		898,293
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.(1)	4,915	237,935
Industrial Conglomerates — 1.9%
3M Co.(1)	2,058	362,681
Carlisle Cos., Inc.(1)	3,628	372,124
Honeywell International, Inc.(1)	327	38,125
		772,930

Insurance — 1.0%
Aon plc	1,838	206,757
Crawford & Co., Class B	7,676	87,122
eHealth, Inc.(1)(2)	9,720	108,961
		402,840
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)(2)	1,955	1,636,941
Shutterfly, Inc.(1)(2)	7,182	320,605
		1,957,546
Internet Software and Services — 10.3%
Alphabet, Inc., Class A(1)(2)	2,597	2,088,144
Care.com, Inc.(1)(2)	23,765	236,699
Facebook, Inc., Class A(1)(2)	11,322	1,452,273
GoDaddy, Inc., Class A(2)	6,633	229,037
Twitter, Inc.(1)(2)	9,710	223,816
		4,229,969
IT Services — 6.3%
Accenture plc, Class A(1)	2,771	338,533
Convergys Corp.	5,418	164,816
CSG Systems International, Inc.(1)	7,659	316,546
Datalink Corp.(2)	2,032	21,559
EVERTEC, Inc.	7,918	132,864
International Business Machines Corp.(1)	4,562	724,674
Teradata Corp.(1)(2)	11,911	369,241
Travelport Worldwide Ltd.(1)	14,785	222,219
Visa, Inc., Class A(1)	3,520	291,104
		2,581,556
Leisure Products — 2.7%
Brunswick Corp.	4,101	200,047
Hasbro, Inc.	1,210	95,989
Malibu Boats, Inc.(2)	5,185	77,257
MCBC Holdings, Inc.	26,490	301,986
Nautilus, Inc.(1)(2)	4,479	101,763
Smith & Wesson Holding Corp.(1)(2)	11,926	317,112
		1,094,154
Life Sciences Tools and Services — 1.5%
Bruker Corp.(1)	13,933	315,583
Luminex Corp.(1)(2)	4,521	102,717
Thermo Fisher Scientific, Inc.	1,138	181,010
		599,310
Machinery — 3.7%
CLARCOR, Inc.	2,293	149,045
Illinois Tool Works, Inc.	983	117,803
Ingersoll-Rand plc	3,150	214,011
PACCAR, Inc.(1)	1,522	89,463
Stanley Black & Decker, Inc.(1)	3,355	412,598
Toro Co. (The)	7,712	361,230
Wabash National Corp.(1)(2)	13,119	186,814
		1,530,964
Media — 3.7%
Comcast Corp., Class A(1)	4,437	294,350
New Media Investment Group, Inc.	11,848	183,644
Viacom, Inc., Class B(1)	3,618	137,846

Walt Disney Co. (The)(1)	9,531	885,049
		1,500,889
Metals and Mining — 0.9%
Kaiser Aluminum Corp.	301	26,034
Steel Dynamics, Inc.(1)	12,556	313,774
Worthington Industries, Inc.	595	28,578
		368,386
Multiline Retail — 0.7%
Target Corp.(1)	4,361	299,513
Oil, Gas and Consumable Fuels — 0.8%
Apache Corp.	3,361	214,667
Diamondback Energy, Inc.(2)	1,227	118,455
		333,122
Personal Products — 1.4%
Herbalife Ltd.(1)(2)	2,885	178,841
Medifast, Inc.(1)	2,727	103,054
Natural Health Trends Corp.(1)	10,312	291,417
		573,312
Pharmaceuticals — 4.0%
Akorn, Inc.(2)	5,587	152,302
Bristol-Myers Squibb Co.(1)	8,096	436,536
Eli Lilly & Co.(1)	2,883	231,390
Johnson & Johnson(1)	4,141	489,176
Mylan NV(1)(2)	3,239	123,471
Pfizer, Inc.	5,225	176,971
SciClone Pharmaceuticals, Inc.(2)	1,906	19,536
		1,629,382
Professional Services — 0.7%
FTI Consulting, Inc.(2)	1,757	78,292
Mistras Group, Inc.(2)	8,712	204,471
		282,763
Real Estate Management and Development — 0.3%
AV Homes, Inc.(2)	8,593	142,988
Road and Rail — 0.1%
YRC Worldwide, Inc.(2)	4,552	56,081
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.(1)	15,357	463,014
Integrated Device Technology, Inc.(2)	1,963	45,345
Intel Corp.(1)	9,781	369,233
Lam Research Corp.	429	40,631
NVIDIA Corp.	1,957	134,094
QUALCOMM, Inc.(1)	6,101	417,918
Synaptics, Inc.(2)	994	58,228
		1,528,463
Software — 11.1%
A10 Networks, Inc.(2)	31,075	332,192
Adobe Systems, Inc.(1)(2)	4,689	508,944
Cadence Design Systems, Inc.(1)(2)	15,169	387,265
Citrix Systems, Inc.(2)	3,053	260,177
Electronic Arts, Inc.(1)(2)	4,253	363,206
Intuit, Inc.(1)	3,964	436,080
Manhattan Associates, Inc.(2)	1,026	59,118
Microsoft Corp.(1)	27,169	1,564,934

Rosetta Stone, Inc.(2)	17,612	149,350
salesforce.com, Inc.(2)	2,174	155,071
VMware, Inc., Class A(1)(2)	4,178	306,456
		4,522,793
Specialty Retail — 2.2%
American Eagle Outfitters, Inc.(1)	6,739	120,358
Genesco, Inc.(2)	1,166	63,500
Home Depot, Inc. (The)(1)	2,476	318,612
Party City Holdco, Inc.(2)	18,049	308,999
Urban Outfitters, Inc.(2)	2,198	75,875
		887,344
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.(1)	21,947	2,481,108
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)(2)	4,490	119,479
Tobacco — 0.5%
Altria Group, Inc.(1)	2,965	187,477
Trading Companies and Distributors — 0.3%
HD Supply Holdings, Inc.(2)	3,945	126,161
Wireless Telecommunication Services†
T-Mobile US, Inc.(2)	427	19,949
TOTAL COMMON STOCKS (Cost $45,017,591)		52,567,825
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $356,125), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $348,004)		348,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	103,074	103,074
TOTAL TEMPORARY CASH INVESTMENTS (Cost $451,074)		451,074
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.6% (Cost $45,468,665)		53,018,899
COMMON STOCKS SOLD SHORT — (29.6)%
Aerospace and Defense — (0.2)%
Aerovironment, Inc.	(1,130)	(27,583)
Hexcel Corp.	(1,259)	(55,774)
		(83,357)
Air Freight and Logistics — (0.4)%
Air Transport Services Group, Inc.	(10,036)	(144,017)
Banks — (0.3)%
Texas Capital Bancshares, Inc.	(2,167)	(119,012)
Beverages — (1.5)%
Craft Brew Alliance, Inc.	(15,528)	(292,392)
MGP Ingredients, Inc.	(7,472)	(302,766)
		(595,158)
Biotechnology — (0.9)%
Amicus Therapeutics, Inc.	(12,408)	(91,819)
Flexion Therapeutics, Inc.	(5,250)	(102,585)
Insmed, Inc.	(6,640)	(96,413)
Ultragenyx Pharmaceutical, Inc.	(1,299)	(92,151)
		(382,968)
Capital Markets — (2.0)%
BGC Partners, Inc., Class A	(23,238)	(203,332)
Cowen Group, Inc., Class A	(109,281)	(396,690)

Waddell & Reed Financial, Inc., Class A	(11,885)	(215,832)
		(815,854)
Chemicals — (0.6)%
Hawkins, Inc.	(5,302)	(229,736)
Commercial Services and Supplies — (1.1)%
Clean Harbors, Inc.	(1,722)	(82,622)
Covanta Holding Corp.	(19,491)	(299,966)
KAR Auction Services, Inc.	(1,129)	(48,728)
		(431,316)
Communications Equipment — (0.7)%
ViaSat, Inc.	(4,008)	(299,197)
Construction and Engineering — (1.5)%
Great Lakes Dredge & Dock Corp.	(83,715)	(293,003)
Primoris Services Corp.	(14,867)	(306,260)
		(599,263)
Diversified Telecommunication Services — (0.8)%
Lumos Networks Corp.	(24,780)	(346,920)
Electronic Equipment, Instruments and Components — (0.8)%
CDW Corp.	(921)	(42,118)
Mesa Laboratories, Inc.	(2,612)	(298,708)
		(340,826)
Food and Staples Retailing — (0.1)%
Smart & Final Stores, Inc.	(2,624)	(33,508)
Food Products — (2.2)%
Inventure Foods, Inc.	(33,337)	(313,368)
J&J Snack Foods Corp.	(1,667)	(198,573)
Landec Corp.	(30,120)	(403,909)
		(915,850)
Gas Utilities — (0.3)%
Chesapeake Utilities Corp.	(2,254)	(137,629)
Health Care Equipment and Supplies — (0.4)%
AtriCure, Inc.	(3,082)	(48,757)
Endologix, Inc.	(3,435)	(43,968)
Tandem Diabetes Care, Inc.	(8,063)	(61,763)
		(154,488)
Health Care Providers and Services — (2.6)%
Acadia Healthcare Co., Inc.	(6,051)	(299,827)
Addus HomeCare Corp.	(3,350)	(87,636)
Capital Senior Living Corp.	(2,071)	(34,793)
Ensign Group, Inc. (The)	(11,470)	(230,891)
Providence Service Corp. (The)	(8,047)	(391,325)
		(1,044,472)
Household Durables — (1.6)%
CalAtlantic Group, Inc.	(2,908)	(97,244)
PulteGroup, Inc.	(5,261)	(105,430)
Taylor Morrison Home Corp., Class A	(20,814)	(366,326)
ZAGG, Inc.	(12,596)	(102,028)
		(671,028)
Internet and Direct Marketing Retail — (0.2)%
Overstock.com, Inc.	(6,140)	(94,065)
Internet Software and Services — (0.8)%
Envestnet, Inc.	(9,416)	(343,213)

IT Services — (1.9)%
DST Systems, Inc.	(1,219)	(143,745)
EPAM Systems, Inc.	(3,277)	(227,129)
MAXIMUS, Inc.	(512)	(28,959)
TeleTech Holdings, Inc.	(692)	(20,061)
Virtusa Corp.	(13,961)	(344,557)
		(764,451)
Machinery — (0.1)%
Omega Flex, Inc.	(792)	(30,539)
Marine — (0.6)%
Matson, Inc.	(6,244)	(249,011)
Media — (0.5)%
Loral Space & Communications, Inc.	(5,357)	(209,512)
Metals and Mining — (1.4)%
Century Aluminum Co.	(45,986)	(319,603)
Royal Gold, Inc.	(3,107)	(240,575)
		(560,178)
Multiline Retail — (0.3)%
Fred's, Inc., Class A	(13,460)	(121,947)
Oil, Gas and Consumable Fuels — (0.8)%
Synergy Resources Corp.	(44,608)	(309,133)
Paper and Forest Products†
Deltic Timber Corp.	(289)	(19,574)
Personal Products — (0.3)%
Inter Parfums, Inc.	(4,109)	(132,597)
Pharmaceuticals — (0.7)%
Medicines Co. (The)	(877)	(33,098)
Nektar Therapeutics	(10,372)	(178,191)
Paratek Pharmaceuticals, Inc.	(5,593)	(72,765)
		(284,054)
Real Estate Management and Development — (0.6)%
Kennedy-Wilson Holdings, Inc.	(11,357)	(256,100)
Semiconductors and Semiconductor Equipment — (0.1)%
MACOM Technology Solutions Holdings, Inc.	(502)	(21,255)
Software — (1.4)%
CDK Global, Inc.	(469)	(26,902)
Ellie Mae, Inc.	(1,641)	(172,797)
Model N, Inc.	(11,753)	(130,576)
Paylocity Holding Corp.	(1,083)	(48,150)
ServiceNow, Inc.	(1,392)	(110,177)
SS&C Technologies Holdings, Inc.	(2,980)	(95,807)
		(584,409)
Specialty Retail — (0.3)%
Destination XL Group, Inc.	(4,710)	(20,394)
Monro Muffler Brake, Inc.	(1,712)	(104,723)
		(125,117)
Technology Hardware, Storage and Peripherals — (0.3)%
Diebold, Inc.	(3,820)	(94,698)
Immersion Corp.	(2,857)	(23,313)
		(118,011)
Trading Companies and Distributors — (0.1)%
BMC Stock Holdings, Inc.	(2,538)	(44,999)

Water Utilities — (1.2)%
American States Water Co.	(6,291)	(251,954)
California Water Service Group	(7,229)	(231,979)
		(483,933)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $11,683,214)		(12,096,697)
OTHER ASSETS AND LIABILITIES†		(12,343)
TOTAL NET ASSETS — 100.0%		$40,909,859

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $34,101,930.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	52,567,825	—	—
Temporary Cash Investments	103,074	348,000	—
	52,670,899	348,000	—

Liabilities
Securities Sold Short
Common Stocks	12,096,697	—	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$45,515,366
Gross tax appreciation of investments	$8,548,705
Gross tax depreciation of investments	(1,045,172)
Net tax appreciation (depreciation) of investments	7,503,533
Net tax appreciation (depreciation) on securities sold short	(430,342)
Net tax appreciation (depreciation)	$7,073,191

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2016

Global Gold - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 8.0%
Evolution Mining Ltd.	1,988,700	3,710,207
Gold Road Resources Ltd.(1)	5,909,090	2,785,014
Newcrest Mining Ltd.	1,477,513	24,545,899
Northern Star Resources Ltd.	1,388,400	4,835,819
Regis Resources Ltd.	114,400	330,655
St. Barbara Ltd.(1)	1,623,400	3,878,289
		40,085,883
Canada — 57.8%
Agnico-Eagle Mines Ltd.	429,366	23,220,029
Agnico Eagle Mines Ltd. New York Shares	192,600	10,435,068
Alacer Gold Corp.(1)	629,000	1,572,560
Alamos Gold, Inc., Class A	669,600	5,512,161
B2Gold Corp.(1)	2,780,182	7,289,779
Barrick Gold Corp.	2,540,912	45,024,961
Centerra Gold, Inc.	63,600	348,553
Continental Gold, Inc.(1)	621,000	1,893,365
Detour Gold Corp.(1)	688,901	14,986,268
Eldorado Gold Corp.	2,020,100	7,945,208
Endeavour Mining Corp.(1)	155,500	3,020,039
First Majestic Silver Corp.(1)	45,400	467,620
First Majestic Silver Corp.(1)	102,400	1,056,040
Franco-Nevada Corp.	193,294	13,504,576
GoGold Resources, Inc.(1)	6,397,425	4,583,696
Gold Standard Ventures Corp.(1)	1,592,700	4,045,458
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $4,104,046)(1)(2)	5,877,162	14,962,248
Goldcorp, Inc.	1,193,376	19,693,274
Goldcorp, Inc. New York Shares	39,500	652,540
Guyana Goldfields, Inc.(1)	1,621,621	10,123,157
IAMGOLD Corp.(1)	341,519	1,379,664
Kinross Gold Corp.(1)	930,152	3,920,683
Kinross Gold Corp. New York Shares(1)	1,924,857	8,103,648
Lucara Diamond Corp.	357,700	1,066,052
MAG Silver Corp.(1)	334,000	5,033,103
New Gold, Inc.(1)	800,300	3,470,946
OceanaGold Corp.	1,559,053	4,682,091
Orezone Gold Corp.(1)	6,200,000	3,638,858
Osisko Gold Royalties Ltd.	77,290	845,981
Pan American Silver Corp.	78,270	1,378,129
Pan American Silver Corp. NASDAQ Shares	145,300	2,560,186
Premier Gold Mines Ltd.(1)	1,475,200	4,542,710
Roxgold, Inc.(1)	6,088,400	7,193,125
Sandstorm Gold Ltd.(1)	345,000	1,743,473
SEMAFO, Inc.(1)	1,463,100	6,089,048
Silver Wheaton Corp.	691,700	18,696,651
Tahoe Resources, Inc.	412,200	5,284,656
Torex Gold Resources, Inc.(1)	238,929	5,168,493
Yamana Gold, Inc.	1,833,522	7,896,185

Yamana Gold, Inc. New York Shares	1,252,081	5,396,469
		288,426,751
China — 0.8%
Zhaojin Mining Industry Co. Ltd.	1,406,500	1,394,881
Zijin Mining Group Co. Ltd., H Shares	7,992,000	2,528,275
		3,923,156
Hong Kong — 0.1%
G-Resources Group Ltd.	24,249,000	445,535
Mexico — 0.3%
Industrias Penoles SAB de CV	57,100	1,366,413
Peru — 2.2%
Cia de Minas Buenaventura SAA ADR(1)	784,700	10,860,248
South Africa — 8.6%
Anglo American Platinum Ltd.(1)	65,500	1,848,560
AngloGold Ashanti Ltd.(1)	435,302	6,985,423
AngloGold Ashanti Ltd. ADR(1)	818,676	13,033,322
Gold Fields Ltd.	1,638,310	7,982,806
Gold Fields Ltd. ADR	299,000	1,450,150
Harmony Gold Mining Co. Ltd.	773,950	2,706,797
Harmony Gold Mining Co. Ltd. ADR	183,300	639,717
Sibanye Gold Ltd. ADR	605,900	8,561,367
		43,208,142
United Kingdom — 6.9%
Centamin plc	683,600	1,311,406
Fresnillo plc	200,203	4,710,620
Randgold Resources Ltd. ADR	285,300	28,549,971
		34,571,997
United States — 12.8%
Coeur Mining, Inc.(1)	369,559	4,371,883
Hecla Mining Co.	513,475	2,926,807
McEwen Mining, Inc.	947,600	3,477,692
Newmont Mining Corp.	1,166,214	45,820,548
Royal Gold, Inc.	95,621	7,403,934
		64,000,864
TOTAL COMMON STOCKS (Cost $326,924,649)		486,888,989
WARRANTS†
Canada†
Sandstorm Gold Ltd.(1) (Cost $—)	115,000	28,488
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $3,810,538), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $3,734,047)		3,734,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,093,575	1,093,575
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,827,575)		4,827,575
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $331,752,224)		491,745,052
OTHER ASSETS AND LIABILITIES — 1.5%		7,449,962
TOTAL NET ASSETS — 100.0%		$499,195,014

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $14,962,248, which represented 3.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	95,382,601	193,044,150	—
Peru	10,860,248	—	—
South Africa	23,684,556	19,523,586	—
United Kingdom	28,549,971	6,022,026	—
United States	64,000,864	—	—
Other Countries	—	45,820,987	—
Warrants	—	28,488	—
Temporary Cash Investments	1,093,575	3,734,000	—
	223,571,815	268,173,237	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended September 30, 2016 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Orezone Gold Corp.(1)(2)	$5,470,800	—	—	—	—	(1)

(1) Company was not affiliate at September 30, 2016.
(2) Non-income producing.

4. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$375,534,925
Gross tax appreciation of investments	$145,814,834
Gross tax depreciation of investments	(29,604,707)
Net tax appreciation (depreciation) of investments	$116,210,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
September 30, 2016

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.2%
Boeing Co. (The)	180,385	23,763,920
Automobiles — 1.0%
Ford Motor Co.	1,659,466	20,029,755
Banks — 3.2%
BB&T Corp.	488,736	18,435,122
Citigroup, Inc.	632,269	29,862,065
JPMorgan Chase & Co.	164,377	10,945,864
Wells Fargo & Co.	155,936	6,904,846
		66,147,897
Beverages — 1.7%
Coca-Cola Co. (The)	64,333	2,722,572
PepsiCo, Inc.	295,879	32,182,759
		34,905,331
Biotechnology — 4.0%
AbbVie, Inc.	451,566	28,480,268
Amgen, Inc.	176,704	29,475,994
Gilead Sciences, Inc.	309,577	24,493,732
		82,449,994
Capital Markets — 1.4%
Eaton Vance Corp.	374,341	14,618,016
Morgan Stanley	233,836	7,496,782
State Street Corp.	6,712	467,357
TD Ameritrade Holding Corp.	187,241	6,598,373
		29,180,528
Chemicals — 4.0%
Air Products & Chemicals, Inc.	129,588	19,482,260
Cabot Corp.	64,761	3,394,124
Dow Chemical Co. (The)	391,393	20,285,899
Eastman Chemical Co.	245,703	16,629,179
Monsanto Co.	47,052	4,808,714
PPG Industries, Inc.	165,544	17,110,628
		81,710,804
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,123,205	35,628,063
Consumer Finance — 0.1%
American Express Co.	21,303	1,364,244
Containers and Packaging — 1.0%
Avery Dennison Corp.	8,699	676,695
International Paper Co.	407,983	19,575,025
		20,251,720
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	12,285,729
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	1,071,404	43,509,716
Verizon Communications, Inc.	725,624	37,717,936
		81,227,652

Electric Utilities — 0.8%
FirstEnergy Corp.	231,568	7,660,269
Great Plains Energy, Inc.	321,682	8,778,702
		16,438,971
Electrical Equipment — 1.0%
Emerson Electric Co.	356,347	19,424,475
Electronic Equipment, Instruments and Components — 0.2%
TE Connectivity Ltd.	50,714	3,264,967
Energy Equipment and Services — 2.6%
Baker Hughes, Inc.	347,326	17,529,543
Helmerich & Payne, Inc.	265,167	17,845,739
Noble Corp. plc	461,293	2,924,598
Oceaneering International, Inc.	529,682	14,571,552
		52,871,432
Equity Real Estate Investment Trusts (REITs) — 3.8%
Apple Hospitality REIT, Inc.	396,187	7,333,421
CBL & Associates Properties, Inc.	182,170	2,211,544
Equity Residential	147,055	9,460,048
Hospitality Properties Trust	483,386	14,366,232
Omega Healthcare Investors, Inc.	409,810	14,527,764
Select Income REIT	481,704	12,957,838
Senior Housing Properties Trust	134,398	3,052,179
WP Carey, Inc.	225,116	14,526,735
		78,435,761
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	414,030	29,859,844
Food Products — 2.2%
General Mills, Inc.	302,988	19,354,874
Hershey Co. (The)	64,232	6,140,579
Hormel Foods Corp.	286,900	10,882,117
Tyson Foods, Inc., Class A	112,606	8,408,290
		44,785,860
Health Care Equipment and Supplies — 3.6%
Becton Dickinson and Co.	108,083	19,425,758
Medtronic plc	326,417	28,202,429
ResMed, Inc.	241,369	15,638,297
St. Jude Medical, Inc.	114,252	9,112,739
		72,379,223
Health Care Providers and Services — 0.8%
AmerisourceBergen Corp.	206,872	16,711,120
Hotels, Restaurants and Leisure — 2.0%
Carnival Corp.	374,378	18,277,134
Darden Restaurants, Inc.	266,374	16,334,054
McDonald's Corp.	59,493	6,863,112
		41,474,300
Household Durables — 1.6%
Garmin Ltd.	321,790	15,481,317
Tupperware Brands Corp.	273,550	17,881,963
		33,363,280
Household Products — 3.1%
Kimberly-Clark Corp.	157,947	19,923,435
Procter & Gamble Co. (The)	470,950	42,267,762
		62,191,197

Industrial Conglomerates — 2.0%
3M Co.	149,244	26,301,270
General Electric Co.	493,072	14,604,793
		40,906,063
Insurance — 3.4%
Aflac, Inc.	247,503	17,788,040
MetLife, Inc.	234,932	10,438,029
Principal Financial Group, Inc.	331,765	17,089,215
Prudential Financial, Inc.	240,612	19,645,970
Reinsurance Group of America, Inc.	3,929	424,096
Validus Holdings Ltd.	77,102	3,841,222
		69,226,572
Internet and Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)	22,542	18,874,642
Internet Software and Services — 3.8%
Alphabet, Inc., Class A(1)	62,144	49,967,505
Alphabet, Inc., Class C(1)	16,900	13,136,201
Facebook, Inc., Class A(1)	104,412	13,392,927
		76,496,633
IT Services — 1.9%
International Business Machines Corp.	208,802	33,168,198
Western Union Co. (The)	296,264	6,168,216
		39,336,414
Leisure Products — 0.8%
Hasbro, Inc.	69,472	5,511,214
Mattel, Inc.	339,825	10,289,901
		15,801,115
Machinery — 3.3%
Cummins, Inc.	140,632	18,021,991
Illinois Tool Works, Inc.	75,790	9,082,674
Parker-Hannifin Corp.	53,702	6,741,212
Stanley Black & Decker, Inc.	152,459	18,749,408
Timken Co. (The)	418,424	14,703,419
		67,298,704
Media — 0.4%
Comcast Corp., Class A	9,363	621,142
Time Warner, Inc.	97,710	7,778,693
		8,399,835
Metals and Mining — 1.3%
Nucor Corp.	349,946	17,304,830
Reliance Steel & Aluminum Co.	130,160	9,375,425
		26,680,255
Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	697,974	16,213,936
Multiline Retail — 0.9%
Target Corp.	278,927	19,156,706
Oil, Gas and Consumable Fuels — 3.8%
Apache Corp.	33,190	2,119,845
Chevron Corp.	126,603	13,029,981
Enbridge, Inc.	132,087	5,842,208
Exxon Mobil Corp.	265,025	23,131,382
Kinder Morgan, Inc.	642,909	14,870,485

Valero Energy Corp.	340,613	18,052,489
		77,046,390
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	333,900	18,003,888
Johnson & Johnson	435,160	51,405,451
Merck & Co., Inc.	555,746	34,684,108
Pfizer, Inc.	1,107,714	37,518,273
		141,611,720
Semiconductors and Semiconductor Equipment — 5.8%
Analog Devices, Inc.	164,205	10,583,012
Applied Materials, Inc.	706,835	21,311,075
Intel Corp.	956,289	36,099,910
QUALCOMM, Inc.	452,040	30,964,740
Texas Instruments, Inc.	102,944	7,224,610
Xilinx, Inc.	214,587	11,660,658
		117,844,005
Software — 5.4%
CA, Inc.	560,156	18,529,960
Microsoft Corp.	1,106,176	63,715,738
Oracle Corp.	700,476	27,514,697
		109,760,395
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	885,411	15,813,440
Best Buy Co., Inc.	423,600	16,173,048
		31,986,488
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	620,392	70,135,315
HP, Inc.	1,304,623	20,260,795
NetApp, Inc.	433,101	15,513,678
Seagate Technology plc	321,205	12,382,453
		118,292,241
Tobacco — 2.9%
Altria Group, Inc.	445,167	28,147,910
Philip Morris International, Inc.	309,856	30,124,200
		58,272,110
TOTAL COMMON STOCKS (Cost $1,605,726,580)		2,013,350,291
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $14,869,969), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $14,574,182)		14,574,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,607,606	5,607,606
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,181,606)		20,181,606
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,625,908,186)		2,033,531,897
OTHER ASSETS AND LIABILITIES — 0.1%		1,345,716
TOTAL NET ASSETS — 100.0%		$2,034,877,613

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,013,350,291	—	—
Temporary Cash Investments	5,607,606	14,574,000	—
	2,018,957,897	14,574,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,630,524,476
Gross tax appreciation of investments	$434,769,812
Gross tax depreciation of investments	(31,762,391)
Net tax appreciation (depreciation) of investments	$403,007,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
September 30, 2016

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Australia — 4.9%
Aristocrat Leisure Ltd.	29,489	357,728
Australia & New Zealand Banking Group Ltd.	9,918	210,594
BHP Billiton Ltd.	2,656	45,949
CIMIC Group Ltd.	6,920	153,014
Coca-Cola Amatil Ltd.	8,677	68,194
Dexus Property Group	9,000	63,286
Fortescue Metals Group Ltd.	33,014	125,782
Newcrest Mining Ltd.	4,931	81,919
OZ Minerals Ltd.	8,178	38,198
Rio Tinto Ltd.	2,083	82,621
Scentre Group	23,914	86,219
Telstra Corp. Ltd.	25,490	101,237
Westpac Banking Corp.	6,313	143,517
		1,558,258
Austria — 0.6%
OMV AG	7,034	202,458
Belgium — 0.7%
Anheuser-Busch InBev SA/NV	539	70,757
Bekaert SA	1,808	82,446
KBC Group NV(1)	1,280	74,511
		227,714
Brazil — 0.3%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	18,400	95,617
China — 0.7%
China Construction Bank Corp., H Shares	53,000	39,558
China Galaxy Securities Co. Ltd., H Shares	212,000	193,845
		233,403
Denmark — 2.5%
Coloplast A/S, B Shares	2,067	160,289
Novo Nordisk A/S, B Shares	5,516	229,827
Vestas Wind Systems A/S	4,959	409,709
		799,825
Finland — 0.2%
UPM-Kymmene Oyj	3,330	70,321
France — 8.5%
BNP Paribas SA	7,447	382,893
Cie de Saint-Gobain	2,674	115,445
Cie Generale des Etablissements Michelin, Class B	138	15,260
Eurazeo SA	976	56,617
Orange SA	1,589	24,865
Peugeot SA(1)	22,084	337,132
Safran SA	5,746	413,156
Sanofi	5,319	405,266
Societe Generale SA	1,658	57,219
TOTAL SA	6,141	291,066
Ubisoft Entertainment SA(1)	2,140	80,773
Valeo SA	4,332	252,624

Vinci SA	3,169	242,320
		2,674,636
Germany — 9.9%
Allianz SE	2,399	356,090
BASF SE	1,237	105,785
Bayer AG	2,529	254,023
Continental AG	1,089	228,957
Deutsche Telekom AG	17,162	287,693
Deutsche Wohnen AG	2,415	87,787
E.ON SE	34,842	246,673
Hannover Rueck SE	3,238	346,855
HOCHTIEF AG	579	81,639
METRO AG	9,056	269,467
Muenchener Rueckversicherungs-Gesellschaft AG	1,613	300,824
ProSiebenSat.1 Media SE	7,514	321,793
Siemens AG	1,061	124,204
STADA Arzneimittel AG	1,435	79,742
Uniper SE(1)	3,484	42,679
		3,134,211
Hong Kong — 4.4%
BOC Hong Kong Holdings Ltd.	104,000	353,148
Hang Seng Bank Ltd.	6,500	116,733
Hong Kong Exchanges and Clearing Ltd.	3,600	94,966
Link REIT	34,500	254,559
New World Development Co. Ltd.	99,000	129,636
PCCW Ltd.	125,000	76,834
WH Group Ltd.	438,000	354,305
		1,380,181
India — 1.1%
Tata Power Co. Ltd.	103,096	116,482
Vedanta Resources plc	18,808	141,914
Yes Bank Ltd.	4,892	92,649
		351,045
Israel — 0.3%
Teva Pharmaceutical Industries Ltd.	2,199	102,130
Italy — 2.2%
Enel SpA	79,196	353,215
Eni SpA	9,542	137,507
Prysmian SpA	7,174	187,984
		678,706
Japan — 22.6%
Adastria Co. Ltd.	4,000	91,806
Astellas Pharma, Inc.	2,700	42,166
Bridgestone Corp.	4,600	169,659
Canon, Inc.	2,700	78,256
Central Japan Railway Co.	1,000	171,086
Coca-Cola West Co. Ltd.	9,300	260,129
Daiichi Sankyo Co. Ltd.	13,600	325,808
Daito Trust Construction Co. Ltd.	400	63,925
Fuji Heavy Industries Ltd.	6,600	247,859
Hitachi Chemical Co. Ltd.	8,600	197,114
Hitachi Construction Machinery Co. Ltd.	7,900	157,446
Japan Airlines Co. Ltd.	7,700	226,680

Japan Tobacco, Inc.	100	4,086
Kaken Pharmaceutical Co. Ltd.	1,200	73,706
Kao Corp.	1,000	56,326
KDDI Corp.	7,500	230,794
Komatsu Ltd.	13,000	297,883
Konami Holdings Corp.	4,100	158,758
Lawson, Inc.	400	31,518
Leopalace21 Corp.	13,900	91,720
Mazda Motor Corp.	2,000	30,728
Mitsubishi Chemical Holdings Corp.	38,300	240,786
Mitsubishi Electric Corp.	10,000	128,025
Mitsubishi UFJ Financial Group, Inc.	11,500	57,990
Mitsui Chemicals, Inc.	22,000	104,851
Mizuho Financial Group, Inc.	123,100	205,675
Nexon Co. Ltd.	8,200	128,129
Nippon Telegraph & Telephone Corp.	8,600	392,765
Nitto Denko Corp.	1,600	103,844
NTT Data Corp.	3,000	149,942
NTT DOCOMO, Inc.	7,600	192,693
Oracle Corp. Japan	1,600	90,321
ORIX Corp.	22,200	327,571
Panasonic Corp.	3,800	38,022
Pola Orbis Holdings, Inc.	1,700	152,296
Recruit Holdings Co. Ltd.	900	36,613
Seiko Epson Corp.	7,200	138,775
SoftBank Group Corp.	700	45,347
Sony Corp.	6,400	209,116
Sumitomo Chemical Co. Ltd.	17,000	75,592
Sumitomo Forestry Co. Ltd.	7,000	93,577
Toho Gas Co. Ltd.	34,000	318,264
Tosoh Corp.	27,000	166,493
Toyota Boshoku Corp.	12,800	287,276
Toyota Motor Corp.	4,800	278,370
Tsuruha Holdings, Inc.	1,500	173,578
		7,143,364
Netherlands — 4.2%
ASML Holding NV	715	78,406
Boskalis Westminster NV	2,400	85,412
Brunel International NV	2,614	45,735
Heineken Holding NV	1,020	81,773
ING Groep NV	32,553	401,283
Koninklijke Ahold Delhaize NV	15,654	356,586
NN Group NV	2,848	87,413
Unilever NV CVA	4,009	184,937
		1,321,545
New Zealand — 0.8%
Spark New Zealand Ltd.	89,095	234,285
Norway — 1.0%
Subsea 7 SA(1)	29,353	315,997
Singapore — 0.8%
Jardine Cycle & Carriage Ltd.	7,500	237,166
South Korea — 1.2%
Korea Electric Power Corp.	1,772	86,778

Lotte Chemical Corp.	372	101,137
NAVER Corp.	124	99,541
Samsung Electronics Co. Ltd.	67	97,649
		385,105
Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	10,070	304,342
Amadeus IT Group SA, A Shares	5,222	260,891
Banco Santander SA	40,454	178,887
Industria de Diseno Textil SA	3,679	136,382
Mediaset Espana Comunicacion SA	25,512	302,351
Telefonica SA	8,311	84,101
		1,266,954
Sweden — 3.2%
Atlas Copco AB, A Shares	6,067	182,540
Axfood AB	9,868	174,011
Electrolux AB	11,220	281,164
Peab AB	5,673	48,894
Saab AB, B Shares	9,139	325,160
		1,011,769
Switzerland — 7.3%
ABB Ltd.	3,846	86,356
dorma+kaba Holding AG	406	300,478
Nestle SA	4,796	377,894
Novartis AG	2,000	157,283
Pargesa Holding SA	773	52,910
Roche Holding AG	3,023	748,906
SGS SA	75	167,905
Swiss Re AG	4,584	413,574
		2,305,306
Taiwan — 0.7%
Formosa Petrochemical Corp.	44,000	132,725
Uni-President Enterprises Corp.	52,000	97,955
		230,680
United Kingdom — 15.7%
AstraZeneca plc	934	60,505
BHP Billiton plc	10,089	151,636
BP plc	36,684	213,653
British American Tobacco plc	5,788	370,156
BT Group plc	2,839	14,314
Centrica plc	102,269	302,493
Dart Group plc	15,943	86,704
Evraz plc(1)	74,858	156,007
GlaxoSmithKline plc	26,628	567,454
Glencore plc(1)	44,482	121,947
HSBC Holdings plc	62,363	468,224
Imperial Brands plc	8,119	418,499
Investec plc	51,622	315,660
Johnson Matthey plc	1,104	47,190
Legal & General Group plc	37,276	105,877
Reckitt Benckiser Group plc	570	53,715
Rio Tinto plc	13,295	442,391
Royal Dutch Shell plc, B Shares	19,743	512,254
SABMiller plc	1,127	65,673

Sky plc	5,606	64,960
TUI AG	10,668	151,686
Unilever plc	800	37,926
UNITE Group plc (The)	15,223	125,195
Vodafone Group plc	40,104	114,993
		4,969,112
TOTAL COMMON STOCKS (Cost $29,883,178)		30,929,788
EXCHANGE-TRADED FUNDS — 1.1%
iShares MSCI Japan ETF (Cost $351,092)	28,546	357,967
TEMPORARY CASH INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $214,605)	214,605	214,605
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $30,448,875)		31,502,360
OTHER ASSETS AND LIABILITIES — 0.4%		137,476
TOTAL NET ASSETS — 100.0%		$31,639,836

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.5%
Industrials	14.0%
Consumer Discretionary	13.0%
Consumer Staples	11.6%
Health Care	10.1%
Materials	8.3%
Telecommunication Services	5.9%
Energy	5.7%
Utilities	4.6%
Information Technology	4.2%
Real Estate	2.9%
Exchange-Traded Funds	1.1%
Cash and Equivalents*	1.1%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	30,929,788	—
Exchange-Traded Funds	357,967	—	—
Temporary Cash Investments	214,605	—	—
	572,572	30,929,788	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$30,544,497
Gross tax appreciation of investments	$2,409,111
Gross tax depreciation of investments	(1,451,248)
Net tax appreciation (depreciation) of investments	$957,863

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
September 30, 2016

Multi-Asset Real Return - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 39.7%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,404,403	1,676,700
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	181,880	214,079
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	365,983	528,888
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	278,363	372,363
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	54,948	74,194
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	722,834	862,929
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	253,920	282,520
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	156,165	157,924
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	56,046	59,721
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	220,702	236,025
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,222,784	1,249,479
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	1,574,909	1,607,022
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,167,055	1,207,588
TOTAL U.S. TREASURY SECURITIES (Cost $8,373,924)		8,529,432
COMMON STOCKS — 39.6%
Aerospace and Defense — 0.5%
Huntington Ingalls Industries, Inc.	310	47,560
Spirit AeroSystems Holdings, Inc., Class A(2)	1,116	49,707
		97,267
Air Freight and Logistics — 0.8%
bpost SA	2,119	57,331
CH Robinson Worldwide, Inc.	822	57,918
Expeditors International of Washington, Inc.	1,097	56,518
		171,767
Airlines — 0.4%
Delta Air Lines, Inc.	1,019	40,108
Southwest Airlines Co.	1,060	41,223
		81,331
Beverages — 0.5%
Dr Pepper Snapple Group, Inc.	547	49,946
PepsiCo, Inc.	471	51,231
		101,177
Biotechnology — 0.5%
Amgen, Inc.	287	47,875
Gilead Sciences, Inc.	626	49,529
		97,404
Building Products — 0.5%
Allegion plc	832	57,333
Masco Corp.	1,654	56,749
		114,082
Chemicals — 2.1%
Arkema SA	303	28,028
Axalta Coating Systems Ltd.(2)	1,037	29,316
Celanese Corp.	315	20,966
Eastman Chemical Co.	301	20,372
Ecolab, Inc.	239	29,091
Evonik Industries AG	866	29,270

Johnson Matthey plc	667	28,510
LyondellBasell Industries NV, Class A	370	29,844
Monsanto Co.	270	27,594
NewMarket Corp.	67	28,764
PPG Industries, Inc.	280	28,941
RPM International, Inc.	548	29,439
Sherwin-Williams Co. (The)	102	28,219
Sika AG	6	29,161
W.R. Grace & Co.	386	28,487
Westlake Chemical Corp.	566	30,281
		446,283
Communications Equipment — 0.5%
Cisco Systems, Inc.	1,784	56,589
F5 Networks, Inc.(2)	466	58,082
		114,671
Construction and Engineering — 0.5%
CIMIC Group Ltd.	1,225	27,087
Fluor Corp.	541	27,764
Jacobs Engineering Group, Inc.(2)	1,115	57,668
		112,519
Construction Materials — 0.5%
HeidelbergCement AG	617	58,280
Imerys SA	794	57,343
		115,623
Consumer Finance — 0.2%
Synchrony Financial	1,847	51,716
Containers and Packaging — 0.7%
Berry Plastics Group, Inc.(2)	1,248	54,725
Packaging Corp. of America	673	54,688
Smurfit Kappa Group plc	2,293	51,259
		160,672
Electric Utilities — 1.3%
Edison International	765	55,271
EDP - Energias de Portugal SA	17,017	57,138
Endesa SA	2,665	57,121
FirstEnergy Corp.	1,691	55,938
Red Electrica Corp. SA	2,584	55,700
		281,168
Energy Equipment and Services — 0.1%
FMC Technologies, Inc.(2)	1,026	30,441
Equity Real Estate Investment Trusts (REITs) — 9.4%
Acadia Realty Trust	811	29,391
Activia Properties, Inc.	4	21,322
Advance Residence Investment Corp.	12	34,031
Alexandria Real Estate Equities, Inc.	591	64,283
American Campus Communities, Inc.	801	40,747
American Homes 4 Rent	1,318	28,522
American Tower Corp.	509	57,685
Apartment Investment & Management Co., Class A	1,545	70,931
AvalonBay Communities, Inc.	313	55,664
Big Yellow Group plc	1,992	20,139
Brixmor Property Group, Inc.	1,968	54,691
Camden Property Trust	330	27,634

CapitaLand Mall Trust	14,200	22,677
Colony Starwood Homes	1,120	32,144
CubeSmart	1,958	53,375
Dexus Property Group	5,486	38,576
Duke Realty Corp.	2,379	65,018
Empire State Realty Trust, Inc.	2,277	47,703
Equinix, Inc.	177	63,764
Gecina SA	186	29,246
General Growth Properties, Inc.	555	15,318
GLP J-REIT	22	29,210
Goodman Group	6,759	37,755
Great Portland Estates plc	1,704	14,007
H&R Real Estate Investment Trust	825	14,105
HCP, Inc.	2,416	91,687
Hulic Reit, Inc.	18	32,109
Hyprop Investments Ltd.	1,877	16,534
Land Securities Group plc	1,636	22,483
Link REIT	6,500	47,960
Mack-Cali Realty Corp.	2,101	57,189
Mapletree Commercial Trust	14,506	17,026
Mapletree Industrial Trust	18,300	23,955
Medical Properties Trust, Inc.	858	12,673
Mirvac Group	13,508	23,207
Mori Hills REIT Investment Corp.	12	17,967
Physicians Realty Trust	1,614	34,766
Prologis, Inc.	1,673	89,572
Retail Properties of America, Inc.	1,779	29,887
RioCan Real Estate Investment Trust	760	15,768
Safestore Holdings plc	3,522	17,575
Scentre Group	7,223	26,042
Segro plc	5,969	35,165
Simon Property Group, Inc.	657	136,006
SL Green Realty Corp.	38	4,108
STORE Capital Corp.	1,533	45,177
Unibail-Rodamco SE	255	68,749
Urban Edge Properties	703	19,782
Ventas, Inc.	501	35,386
VEREIT, Inc.	4,067	42,175
Vornado Realty Trust	827	83,701
Westfield Corp.	1,458	10,871
		2,025,458
Food and Staples Retailing — 0.2%
Wal-Mart Stores, Inc.	683	49,258
Food Products — 1.1%
General Mills, Inc.	761	48,613
J.M. Smucker Co. (The)	362	49,065
Mead Johnson Nutrition Co.	643	50,803
Post Holdings, Inc.(2)	613	47,305
Tyson Foods, Inc., Class A	674	50,328
		246,114
Gas Utilities — 0.3%
UGI Corp.	1,217	55,057

Health Care Equipment and Supplies — 1.6%
Align Technology, Inc.(2)	532	49,875
Boston Scientific Corp.(2)	2,104	50,075
C.R. Bard, Inc.	218	48,893
Danaher Corp.	645	50,561
Hologic, Inc.(2)	1,306	50,712
ResMed, Inc.	759	49,176
Zimmer Biomet Holdings, Inc.	397	51,618
		350,910
Health Care Providers and Services — 0.6%
Aetna, Inc.	431	49,759
Chartwell Retirement Residences	3,041	36,623
Express Scripts Holding Co.(2)	704	49,653
		136,035
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(2)	1,218	50,279
Hotels, Restaurants and Leisure — 1.1%
Darden Restaurants, Inc.	796	48,811
Hilton Worldwide Holdings, Inc.	1,482	33,982
Marriott International, Inc., Class A	717	48,276
Six Flags Entertainment Corp.	917	49,160
Wyndham Worldwide Corp.	732	49,286
		229,515
Household Durables — 0.5%
Garmin Ltd.	1,044	50,227
Harman International Industries, Inc.	611	51,599
		101,826
Insurance — 1.2%
Aflac, Inc.	691	49,662
Aon plc	453	50,958
Marsh & McLennan Cos., Inc.	753	50,639
Progressive Corp. (The)	1,596	50,274
Travelers Cos., Inc. (The)	434	49,715
		251,248
Internet Software and Services — 0.8%
Alphabet, Inc., Class A(2)	62	49,852
eBay, Inc.(2)	1,552	51,061
NEXTDC Ltd.(2)	5,749	18,636
VeriSign, Inc.(2)	647	50,621
		170,170
IT Services — 1.1%
Amdocs Ltd.	830	48,015
Cognizant Technology Solutions Corp., Class A(2)	918	43,798
Fiserv, Inc.(2)	497	49,437
International Business Machines Corp.	320	50,832
Western Union Co. (The)	2,441	50,822
		242,904
Life Sciences Tools and Services — 0.5%
Quintiles Transnational Holdings, Inc.(2)	636	51,554
Waters Corp.(2)	319	50,558
		102,112
Marine — 0.3%
Kuehne + Nagel International AG	388	56,254

Metals and Mining — 1.0%
Boliden AB	1,330	31,231
Fortescue Metals Group Ltd.	7,880	30,023
Nucor Corp.	619	30,610
Reliance Steel & Aluminum Co.	410	29,532
Rio Tinto plc ADR	935	31,229
South32 Ltd.	16,452	30,484
Steel Dynamics, Inc.	1,190	29,738
		212,847
Multi-Utilities — 1.1%
AGL Energy Ltd.	4,282	62,547
Centrica plc	18,585	54,971
Engie SA	3,648	56,511
Veolia Environnement SA	2,479	57,021
		231,050
Oil, Gas and Consumable Fuels — 2.3%
Caltex Australia Ltd.	1,155	30,489
EQT Midstream Partners LP	731	55,695
Inter Pipeline Ltd.	2,659	56,141
Magellan Midstream Partners LP	815	57,653
Marathon Petroleum Corp.	650	26,384
Neste Oyj	696	29,662
OMV AG	1,010	29,071
ONEOK Partners LP	1,512	60,404
Tesoro Corp.	343	27,289
TOTAL SA	618	29,291
TransCanada Corp.	1,185	56,359
Valero Energy Corp.	498	26,394
		484,832
Paper and Forest Products — 0.5%
Mondi plc	2,661	55,942
UPM-Kymmene Oyj	2,734	57,735
		113,677
Pharmaceuticals — 0.4%
Johnson & Johnson	416	49,142
Mallinckrodt plc(2)	651	45,427
		94,569
Real Estate Management and Development — 3.2%
ADO Properties SA(3)	125	5,000
Ayala Land, Inc.	18,700	15,161
BR Malls Participacoes SA(2)	7,660	29,159
Bumi Serpong Damai Tbk PT	68,300	11,618
Cheung Kong Property Holdings Ltd.	7,000	51,626
China Overseas Land & Investment Ltd.	8,000	27,407
China Resources Land Ltd.	15,555	43,865
Daito Trust Construction Co. Ltd.	200	31,963
Deutsche Wohnen AG	1,708	62,087
Hufvudstaden AB, A Shares	1,954	33,828
Hulic Co. Ltd.	5,100	52,050
Inmobiliaria Colonial SA	3,490	25,384
Longfor Properties Co. Ltd.	12,500	19,294
Mitsubishi Estate Co. Ltd.	4,000	74,989
Sino Land Co. Ltd.	6,000	10,704

SM Prime Holdings, Inc.	8,400	4,899
Sponda Oyj	4,367	22,467
Summarecon Agung Tbk PT	45,300	6,138
Sun Hung Kai Properties Ltd.	3,750	57,151
UNITE Group plc (The)	2,819	23,184
Vonovia SE	1,044	39,532
Wharf Holdings Ltd. (The)	5,000	36,636
		684,142
Road and Rail — 0.8%
Canadian National Railway Co.	885	57,851
J.B. Hunt Transport Services, Inc.	681	55,256
Union Pacific Corp.	598	58,323
		171,430
Software — 1.2%
CA, Inc.	1,535	50,778
Citrix Systems, Inc.(2)	594	50,621
Oracle Corp.	1,239	48,668
Synopsys, Inc.(2)	850	50,447
VMware, Inc., Class A(2)	677	49,658
		250,172
Transportation Infrastructure — 0.8%
Abertis Infraestructuras SA	3,609	56,191
Aena SA(3)	384	56,638
Atlantia SpA	2,194	55,706
		168,535
Water Utilities — 0.3%
Severn Trent plc	1,756	57,015
TOTAL COMMON STOCKS (Cost $8,103,438)		8,511,530
CORPORATE BONDS — 7.3%
Beverages — 0.2%
Constellation Brands, Inc., 3.875%, 11/15/19	50,000	52,750
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	75,000	78,281
Communications Equipment — 0.2%
CommScope, Inc., 4.375%, 6/15/20(3)	50,000	51,625
Construction and Engineering — 0.4%
SBA Communications Corp., 5.625%, 10/1/19	75,000	77,110
Consumer Finance — 0.4%
CIT Group, Inc., 5.00%, 8/15/22	40,000	42,600
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	54,125
		96,725
Diversified Financial Services — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,163
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,189
		32,352
Diversified Telecommunication Services — 0.3%
Frontier Communications Corp., 8.50%, 4/15/20	50,000	54,250
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	20,884
		75,134
Equity Real Estate Investment Trusts (REITs) — 0.8%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	85,207
HCP, Inc., 6.00%, 1/30/17	25,000	25,359

VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,875
		162,441
Gas Utilities — 0.5%
Energy Transfer Partners LP, 2.50%, 6/15/18	50,000	50,361
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,625
		103,986
Health Care Providers and Services — 0.7%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	12,000	12,121
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	70,000	76,213
HCA, Inc., 4.25%, 10/15/19	50,000	52,250
		140,584
Household Durables — 0.2%
Lennar Corp., 4.75%, 4/1/21	50,000	53,500
Insurance — 0.3%
International Lease Finance Corp., 6.25%, 5/15/19	50,000	54,313
Internet Software and Services — 0.2%
Netflix, Inc., 5.375%, 2/1/21	40,000	43,700
Media — 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	41,900
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	70,000	72,537
		114,437
Multi-Utilities — 0.5%
Calpine Corp., 5.875%, 1/15/24(3)	50,000	53,063
CMS Energy Corp., 8.75%, 6/15/19	25,000	29,588
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	20,002
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	10,362
		113,015
Oil, Gas and Consumable Fuels — 0.8%
Bill Barrett Corp., 7.00%, 10/15/22	75,000	58,313
BP Capital Markets plc, 3.02%, 1/16/27	10,000	10,162
Concho Resources, Inc., 6.50%, 1/15/22	50,000	52,000
Newfield Exploration Co., 5.75%, 1/30/22	40,000	41,500
		161,975
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	10,005
Specialty Retail — 0.1%
Hertz Corp. (The), 6.75%, 4/15/19	20,000	20,465
Technology Hardware, Storage and Peripherals — 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 6/15/21(3)	60,000	62,777
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 6.00%, 12/1/16	70,000	70,438
TOTAL CORPORATE BONDS (Cost $1,552,158)		1,575,613
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.1%
Private Sponsor Collateralized Mortgage Obligations — 4.2%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	4,868	5,027
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	27,797	28,669
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	57,339	57,285
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 10/1/16	55,866	54,769
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	35,363	34,263
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	46,456	45,578
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	45,554	46,608
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	6,835	6,891
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	28,692	27,747

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	53,859	54,911
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 10/1/16	49,365	47,238
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 10/1/16	12,523	12,582
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 5/25/46(3)	100,000	104,505
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	5,765	5,784
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/16(3)	39,040	39,519
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	14,961	13,796
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	10,521	11,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.04%, 10/1/16	37,373	37,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 10/1/16	22,498	22,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	46,505	46,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	20,372	20,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 10/1/16	55,039	50,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	31,435	29,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	27,857	27,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	35,242	35,584
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	8,428	8,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	9,930	10,309
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 10/1/16	6,030	5,891
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/16(3)	24,191	24,346
		915,309
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	33,905	36,759
FNMA, Series 2016-C03, Class 2M2, VRN, 6.43%, 10/25/16	50,000	54,641
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	75,000	77,218
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	20,000	20,688
		189,306
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,091,241)		1,104,615
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.4%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	50,000	53,331
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/1/16	50,000	56,566
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,306
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	50,000	52,447
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	50,000	52,156
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	40,000	43,297
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/16(3)	50,000	50,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 10/1/16	50,000	51,752
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	51,299
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	76,776
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $511,324)		513,430
ASSET-BACKED SECURITIES(4) — 2.0%
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	75,000	75,113
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	38,268	38,001
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	117,927	118,171
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	24,636	24,602
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	20,929	21,034
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(3)	47,873	47,990
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	45,163	45,204
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	50,000	50,195
TOTAL ASSET-BACKED SECURITIES (Cost $419,909)		420,310

EXCHANGE-TRADED FUNDS — 1.9%
iShares S&P GSCI Commodity Indexed Trust(2)	3,070	45,497
PowerShares DB Commodity Index Tracking Fund(2)	8,577	128,741
PowerShares DB Energy Fund(2)	10,761	133,114
SPDR Gold Shares(2)	759	95,361
TOTAL EXCHANGE-TRADED FUNDS (Cost $381,044)		402,713
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA, 6.625%, 11/15/30 (Cost $153,344)	100,000	152,576
TEMPORARY CASH INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $160,089)	160,089	160,089
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $20,746,471)		21,370,308
OTHER ASSETS AND LIABILITIES — 0.5%		109,012
TOTAL NET ASSETS — 100.0%		$21,479,320

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	568,413	USD	434,830	UBS AG	12/21/16	(553)
BRL	715,098	USD	208,453	UBS AG	12/21/16	6,499
USD	537,621	CAD	693,108	JPMorgan Chase Bank N.A.	12/21/16	9,015
USD	99,278	CAD	131,127	JPMorgan Chase Bank N.A.	12/21/16	(727)
USD	112,101	CAD	148,161	JPMorgan Chase Bank N.A.	12/21/16	(896)
USD	314,095	CHF	302,932	JPMorgan Chase Bank N.A.	12/21/16	790
USD	433,313	CLP	289,540,077	UBS AG	12/21/16	(4,132)
COP	920,627,661	USD	316,150	UBS AG	12/21/16	(1,065)
IDR	5,732,719,949	USD	435,286	UBS AG	12/21/16	934
IDR	1,059,396,198	USD	81,068	UBS AG	12/21/16	(455)
USD	205,689	ILS	771,086	JPMorgan Chase Bank N.A.	12/21/16	(486)
USD	218,723	ILS	819,730	UBS AG	12/21/16	(458)
INR	21,365,981	USD	317,970	UBS AG	12/21/16	(708)
INR	13,483,262	USD	200,584	UBS AG	12/21/16	(372)
JPY	29,337,397	USD	293,599	JPMorgan Chase Bank N.A.	12/21/16	(3,288)
USD	275,445	JPY	27,911,205	JPMorgan Chase Bank N.A.	12/21/16	(754)
USD	273,255	JPY	27,940,427	JPMorgan Chase Bank N.A.	12/21/16	(3,232)
USD	443,432	KRW	482,697,855	UBS AG	12/21/16	5,512
MXN	15,743,014	USD	848,418	JPMorgan Chase Bank N.A.	12/21/16	(43,467)
MYR	1,782,440	USD	438,971	UBS AG	12/21/16	(7,950)
NOK	855,852	USD	105,223	JPMorgan Chase Bank N.A.	12/21/16	1,854
NOK	3,491,399	USD	433,274	JPMorgan Chase Bank N.A.	12/21/16	3,540
USD	320,669	NOK	2,624,832	JPMorgan Chase Bank N.A.	12/21/16	(7,728)
NZD	431,496	USD	313,139	JPMorgan Chase Bank N.A.	12/21/16	112
USD	434,104	PHP	20,350,782	UBS AG	12/21/16	14,823
USD	101,238	PHP	4,917,152	UBS AG	12/21/16	(68)
PLN	841,173	USD	220,179	UBS AG	12/21/16	(527)
USD	218,179	PLN	841,173	UBS AG	12/21/16	(1,473)
USD	210,662	PLN	809,510	UBS AG	12/21/16	(722)
RUB	14,088,879	USD	213,733	UBS AG	12/21/16	6,452
SEK	2,721,391	USD	323,677	JPMorgan Chase Bank N.A.	12/21/16	(5,194)
USD	212,164	SGD	288,532	JPMorgan Chase Bank N.A.	12/21/16	517
USD	442,573	TWD	13,718,218	UBS AG	12/21/16	1,873
ZAR	3,052,727	USD	212,822	JPMorgan Chase Bank N.A.	12/21/16	6,304
USD	218,772	ZAR	3,052,727	JPMorgan Chase Bank N.A.	12/21/16	(353)
						(26,383)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
4	U.S. Treasury 2-Year Notes	December 2016	873,875	1,185
10	U.S. Treasury 5-Year Notes	December 2016	1,215,156	4,169
			2,089,031	5,354

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
5	U.S. Treasury 10-Year Notes	December 2016	655,625	(958)
4	U.S. Treasury 10-Year Ultra Notes	December 2016	576,625	148
			1,232,250	(810)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(44,626)
Bank of America N.A.	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	5,565
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	(8,737)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(25,690)
						(73,488)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $17,969.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,174,967, which represented 5.5% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	8,529,432	—
Common Stocks
Air Freight and Logistics	114,436	57,331	—
Chemicals	331,314	114,969	—
Construction and Engineering	85,432	27,087	—
Construction Materials	—	115,623	—
Containers and Packaging	109,413	51,259	—
Electric Utilities	111,209	169,959	—
Equity Real Estate Investment Trusts (REITs)	1,388,979	636,479	—
Health Care Providers and Services	99,412	36,623	—
Internet Software and Services	151,534	18,636	—
Marine	—	56,254	—
Metals and Mining	121,109	91,738	—
Multi-Utilities	—	231,050	—
Oil, Gas and Consumable Fuels	310,178	174,654	—
Paper and Forest Products	—	113,677	—
Real Estate Management and Development	—	684,142	—
Road and Rail	113,579	57,851	—
Transportation Infrastructure	—	168,535	—
Water Utilities	—	57,015	—
Other Industries	2,712,053	—	—
Corporate Bonds	—	1,575,613	—
Collateralized Mortgage Obligations	—	1,104,615	—
Commercial Mortgage-Backed Securities	—	513,430	—
Asset-Backed Securities	—	420,310	—
Exchange-Traded Funds	402,713	—	—
U.S. Government Agency Securities	—	152,576	—
Temporary Cash Investments	160,089	—	—
	6,211,450	15,158,858	—
Other Financial Instruments
Futures Contracts	5,502	—	—
Swap Agreements	—	5,565	—
Forward Foreign Currency Exchange Contracts	—	58,225	—
	5,502	63,790	—

Liabilities
Other Financial Instruments
Futures Contracts	958	—	—
Swap Agreements	—	79,053	—
Forward Foreign Currency Exchange Contracts	—	84,608	—
	958	163,661	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,881,249
Gross tax appreciation of investments	$666,681
Gross tax depreciation of investments	(177,622)
Net tax appreciation (depreciation) of investments	$489,059

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
September 30, 2016

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.8%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.(1)	34,671	1,791,104
Boeing Co. (The)(1)	48,468	6,385,174
Moog, Inc., Class A(2)	41,153	2,450,250
Raytheon Co.	2,397	326,303
		10,952,831
Airlines — 2.0%
Delta Air Lines, Inc.(1)	61,044	2,402,692
Hawaiian Holdings, Inc.(2)	13,567	659,356
JetBlue Airways Corp.(1)(2)	200,178	3,451,069
United Continental Holdings, Inc.(1)(2)	86,811	4,554,973
		11,068,090
Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)(1)	79,968	2,582,966
Lear Corp.	21,325	2,585,017
		5,167,983
Automobiles — 1.0%
Ford Motor Co.(1)	443,496	5,352,997
Banks — 3.1%
Citigroup, Inc.(1)	186,899	8,827,240
JPMorgan Chase & Co.(1)	32,093	2,137,073
TCF Financial Corp.(1)	297,332	4,314,287
Wells Fargo & Co.(1)	40,465	1,791,790
		17,070,390
Beverages — 1.9%
Coca-Cola Co. (The)(1)	13,773	582,873
PepsiCo, Inc.(1)	93,201	10,137,473
		10,720,346
Biotechnology — 4.2%
AbbVie, Inc.(1)	69,743	4,398,691
Amgen, Inc.(1)	29,145	4,861,678
Biogen, Inc.(1)(2)	10,907	3,414,218
Celgene Corp.(1)(2)	34,217	3,576,703
Gilead Sciences, Inc.(1)	54,892	4,343,055
Myriad Genetics, Inc.(2)	58,179	1,197,324
United Therapeutics Corp.(1)(2)	11,052	1,305,020
		23,096,689
Building Products — 2.1%
Masonite International Corp.(1)(2)	47,129	2,930,010
Owens Corning(1)	85,987	4,590,846
USG Corp.(1)(2)	163,234	4,219,599
		11,740,455
Capital Markets — 2.5%
Eaton Vance Corp.(1)	110,992	4,334,238
Evercore Partners, Inc., Class A	78,151	4,025,558
Nasdaq, Inc.(1)	11,444	772,928

TD Ameritrade Holding Corp.(1)	130,798	4,609,321
		13,742,045
Chemicals — 5.4%
Air Products & Chemicals, Inc.(1)	36,538	5,493,123
Cabot Corp.(1)	92,401	4,842,736
Dow Chemical Co. (The)(1)	119,382	6,187,569
E.I. du Pont de Nemours & Co.	18,767	1,256,826
Eastman Chemical Co.	13,426	908,672
Huntsman Corp.	114,406	1,861,385
Minerals Technologies, Inc.(1)	25,870	1,828,750
PPG Industries, Inc.(1)	44,986	4,649,753
RPM International, Inc.	27,865	1,496,908
W.R. Grace & Co.	15,471	1,141,760
		29,667,482
Commercial Services and Supplies — 1.4%
Deluxe Corp.(1)	57,205	3,822,438
Herman Miller, Inc.(1)	145,111	4,150,175
		7,972,613
Communications Equipment — 2.6%
Ciena Corp.(2)	89,495	1,950,991
Cisco Systems, Inc.(1)	310,422	9,846,586
F5 Networks, Inc.(2)	2,468	307,611
Juniper Networks, Inc.(1)	96,744	2,327,661
		14,432,849
Construction and Engineering — 0.5%
Chicago Bridge & Iron Co. NV, New York Shares	102,048	2,860,405
Consumer Finance — 1.9%
American Express Co.(1)	85,228	5,458,001
Discover Financial Services(1)	44,558	2,519,755
Synchrony Financial(1)	96,864	2,712,192
		10,689,948
Containers and Packaging — 1.7%
Avery Dennison Corp.(1)	34,892	2,714,249
Berry Plastics Group, Inc.(1)(2)	106,389	4,665,158
Sealed Air Corp.(1)	42,232	1,935,070
		9,314,477
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)(2)	21,075	3,044,705
Diversified Telecommunication Services — 4.1%
AT&T, Inc.(1)	248,983	10,111,200
CenturyLink, Inc.	97,306	2,669,103
Verizon Communications, Inc.(1)	192,770	10,020,185
		22,800,488
Electric Utilities — 0.2%
FirstEnergy Corp.	36,385	1,203,616
Electronic Equipment, Instruments and Components — 0.1%
Belden, Inc.	10,255	707,492
Energy Equipment and Services — 3.5%
Atwood Oceanics, Inc.(1)	81,828	711,085
Baker Hughes, Inc.	90,636	4,574,399
Diamond Offshore Drilling, Inc.(1)	167,349	2,947,016
Dril-Quip, Inc.(1)(2)	78,993	4,403,070
Oceaneering International, Inc.(1)	108,426	2,982,799

Rowan Cos. plc(1)	242,159	3,671,131
		19,289,500
Equity Real Estate Investment Trusts (REITs) — 2.3%
Host Hotels & Resorts, Inc.(1)	257,558	4,010,178
PS Business Parks, Inc.	14,605	1,658,690
Sunstone Hotel Investors, Inc.(1)	264,582	3,384,004
WP Carey, Inc.(1)	58,856	3,797,977
		12,850,849
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.(1)	106,941	7,712,585
Food Products — 3.9%
Campbell Soup Co.	27,363	1,496,756
Dean Foods Co.(1)	61,125	1,002,450
Fresh Del Monte Produce, Inc.	19,802	1,186,140
General Mills, Inc.(1)	53,820	3,438,021
Hormel Foods Corp.(1)	103,484	3,925,148
Ingredion, Inc.	29,779	3,962,394
J.M. Smucker Co. (The)	3,705	502,176
Seaboard Corp.(1)(2)	377	1,296,880
Tyson Foods, Inc., Class A(1)	67,381	5,031,339
		21,841,304
Gas Utilities — 1.3%
ONE Gas, Inc.(1)	66,177	4,092,386
Southwest Gas Corp.	40,472	2,827,374
		6,919,760
Health Care Equipment and Supplies — 5.1%
Becton Dickinson and Co.	16,427	2,952,425
Boston Scientific Corp.(2)	52,522	1,250,024
C.R. Bard, Inc.	24,007	5,384,290
Danaher Corp.(1)	58,723	4,603,296
Hologic, Inc.(1)(2)	113,781	4,418,116
Medtronic plc(1)	86,994	7,516,281
ResMed, Inc.	31,910	2,067,449
		28,191,881
Health Care Providers and Services — 2.1%
AmerisourceBergen Corp.(1)	51,963	4,197,571
Express Scripts Holding Co.(1)(2)	75,621	5,333,549
HealthSouth Corp.	9,213	373,771
Laboratory Corp. of America Holdings(2)	12,922	1,776,517
		11,681,408
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.(1)(2)	146,097	1,924,097
Cerner Corp.(2)	16,892	1,043,081
Medidata Solutions, Inc.(1)(2)	31,909	1,779,246
		4,746,424
Hotels, Restaurants and Leisure — 3.6%
Brinker International, Inc.(1)	77,005	3,883,362
Carnival Corp.(1)	94,722	4,624,328
Churchill Downs, Inc.	27,594	4,038,382
Darden Restaurants, Inc.(1)	69,541	4,264,254
McDonald's Corp.	25,466	2,937,758
		19,748,084

Household Products — 4.2%
Energizer Holdings, Inc.	47,322	2,364,207
Kimberly-Clark Corp.(1)	42,831	5,402,703
Procter & Gamble Co. (The)(1)	129,620	11,633,395
Spectrum Brands Holdings, Inc.	27,835	3,832,601
		23,232,906
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	86,390	1,110,111
Industrial Conglomerates — 2.2%
3M Co.	15,420	2,717,467
Carlisle Cos., Inc.(1)	44,309	4,544,774
General Electric Co.(1)	127,892	3,788,161
Honeywell International, Inc.(1)	8,482	988,916
		12,039,318
Insurance — 3.6%
Aflac, Inc.(1)	67,014	4,816,296
AmTrust Financial Services, Inc.	45,534	1,221,677
Aspen Insurance Holdings Ltd.(1)	80,077	3,730,787
Prudential Financial, Inc.(1)	58,338	4,763,298
Reinsurance Group of America, Inc.	26,397	2,849,292
Validus Holdings Ltd.	53,086	2,644,745
		20,026,095
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(2)	16,571	13,875,064
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)(2)	22,439	18,042,302
Facebook, Inc., Class A(1)(2)	99,776	12,798,267
VeriSign, Inc.(2)	3,490	273,058
		31,113,627
IT Services — 3.1%
International Business Machines Corp.(1)	53,390	8,481,002
PayPal Holdings, Inc.(1)(2)	61,871	2,534,855
Teradata Corp.(1)(2)	96,791	3,000,521
Xerox Corp.(1)	334,009	3,383,511
		17,399,889
Leisure Products — 1.1%
Brunswick Corp.	83,405	4,068,496
Hasbro, Inc.	26,294	2,085,903
		6,154,399
Life Sciences Tools and Services — 1.8%
Bruker Corp.(1)	84,830	1,921,400
Quintiles Transnational Holdings, Inc.(2)	18,603	1,507,959
Thermo Fisher Scientific, Inc.(1)	39,808	6,331,860
Waters Corp.(2)	1,726	273,554
		10,034,773
Machinery — 3.9%
Fortive Corp.	7,160	364,444
Illinois Tool Works, Inc.	15,679	1,878,971
Ingersoll-Rand plc	26,826	1,822,558
PACCAR, Inc.(1)	73,765	4,335,907
Snap-on, Inc.	11,554	1,755,746
Stanley Black & Decker, Inc.(1)	46,401	5,706,395
Timken Co. (The)(1)	120,341	4,228,783

Toro Co. (The)	28,129	1,317,562
		21,410,366
Media — 1.7%
CBS Corp., Class B(1)	32,933	1,802,753
Cinemark Holdings, Inc.(1)	62,190	2,380,633
Comcast Corp., Class A(1)	5,315	352,597
MSG Networks, Inc., Class A(2)	25,577	475,988
Time Warner, Inc.(1)	46,633	3,712,453
Walt Disney Co. (The)(1)	8,251	766,188
		9,490,612
Metals and Mining — 3.7%
Barrick Gold Corp.(1)	184,288	3,265,583
Carpenter Technology Corp.(1)	131,125	5,410,217
Newmont Mining Corp.(1)	49,017	1,925,878
Nucor Corp.(1)	92,168	4,557,708
Reliance Steel & Aluminum Co.	24,223	1,744,783
Steel Dynamics, Inc.(1)	154,044	3,849,560
		20,753,729
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	17,465	514,344
Multiline Retail — 0.9%
Target Corp.(1)	69,826	4,795,650
Oil, Gas and Consumable Fuels — 4.8%
Apache Corp.(1)	56,907	3,634,650
Chevron Corp.(1)	54,884	5,648,661
Exxon Mobil Corp.(1)	118,976	10,384,225
Kinder Morgan, Inc.	126,103	2,916,763
World Fuel Services Corp.(1)	89,702	4,149,615
		26,733,914
Personal Products — 0.7%
Herbalife Ltd.(1)(2)	35,737	2,215,337
Nu Skin Enterprises, Inc., Class A	25,461	1,649,363
		3,864,700
Pharmaceuticals — 4.8%
Akorn, Inc.(2)	33,847	922,669
Jazz Pharmaceuticals plc(2)	8,742	1,061,978
Johnson & Johnson(1)	48,282	5,703,553
Merck & Co., Inc.(1)	157,785	9,847,362
Mylan NV(1)(2)	81,312	3,099,613
Pfizer, Inc.(1)	175,532	5,945,269
		26,580,444
Professional Services — 0.5%
FTI Consulting, Inc.(2)	67,803	3,021,302
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.(1)	36,229	936,882
Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.(1)	199,354	6,010,523
Broadcom Ltd.	7,194	1,241,109
Intel Corp.(1)	285,615	10,781,966
NVIDIA Corp.	7,002	479,777
QUALCOMM, Inc.(1)	116,278	7,965,043
Teradyne, Inc.	65,250	1,408,095

Xilinx, Inc.(1)	86,420	4,696,063
		32,582,576
Software — 7.4%
Adobe Systems, Inc.(1)(2)	35,272	3,828,423
Cadence Design Systems, Inc.(1)(2)	122,034	3,115,528
Electronic Arts, Inc.(1)(2)	28,824	2,461,570
Mentor Graphics Corp.(1)	69,973	1,850,086
Microsoft Corp.(1)	247,968	14,282,957
Oracle Corp.(1)	192,508	7,561,714
Synopsys, Inc.(1)(2)	82,850	4,917,147
VMware, Inc., Class A(2)	39,750	2,915,663
		40,933,088
Specialty Retail — 2.8%
American Eagle Outfitters, Inc.(1)	245,449	4,383,719
Best Buy Co., Inc.(1)	137,731	5,258,570
Chico's FAS, Inc.	21,571	256,695
Foot Locker, Inc.(1)	69,367	4,697,533
Michaels Cos., Inc. (The)(2)	39,785	961,603
		15,558,120
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.(1)	143,384	16,209,561
HP, Inc.	81,709	1,268,941
NetApp, Inc.(1)	17,362	621,907
		18,100,409
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)(2)	159,259	4,237,882
Trading Companies and Distributors — 0.7%
HD Supply Holdings, Inc.(1)(2)	125,663	4,018,703
TOTAL COMMON STOCKS (Cost $632,403,284)		713,106,599
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $6,521,288), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $6,392,080)		6,392,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,870,616	1,870,616
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,262,616)		8,262,616
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.3% (Cost $640,665,900)		721,369,215
COMMON STOCKS SOLD SHORT — (29.8)%
Aerospace and Defense — (0.5)%
Hexcel Corp.	(57,685)	(2,555,446)
Airlines — (0.5)%
Spirit Airlines, Inc.	(71,340)	(3,034,090)
Auto Components — (0.2)%
Johnson Controls International plc	(20,536)	(955,540)
Biotechnology — (1.1)%
Bluebird Bio, Inc.	(19,407)	(1,315,406)
Ionis Pharmaceuticals, Inc.	(30,880)	(1,131,443)
Neurocrine Biosciences, Inc.	(9,562)	(484,220)
Portola Pharmaceuticals, Inc.	(20,288)	(460,741)
Radius Health, Inc.	(25,881)	(1,399,903)
Ultragenyx Pharmaceutical, Inc.	(19,633)	(1,392,765)
		(6,184,478)

Capital Markets — (0.3)%
Stifel Financial Corp.	(42,321)	(1,627,243)
Chemicals — (2.4)%
CF Industries Holdings, Inc.	(167,170)	(4,070,590)
Mosaic Co. (The)	(58,993)	(1,442,969)
Olin Corp.	(184,666)	(3,789,346)
Potash Corp. of Saskatchewan, Inc.	(254,435)	(4,152,379)
		(13,455,284)
Commercial Services and Supplies — (2.2)%
Clean Harbors, Inc.	(86,963)	(4,172,485)
Covanta Holding Corp.	(235,694)	(3,627,331)
Waste Connections, Inc.	(55,635)	(4,155,934)
		(11,955,750)
Communications Equipment — (0.8)%
EchoStar Corp., Class A	(85,372)	(3,741,855)
ViaSat, Inc.	(6,118)	(456,709)
		(4,198,564)
Containers and Packaging — (1.7)%
AptarGroup, Inc.	(33,417)	(2,586,810)
Ball Corp.	(31,329)	(2,567,411)
Silgan Holdings, Inc.	(82,096)	(4,153,237)
		(9,307,458)
Distributors — (0.4)%
LKQ Corp.	(61,920)	(2,195,683)
Diversified Financial Services — (0.7)%
Leucadia National Corp.	(196,182)	(3,735,305)
Diversified Telecommunication Services — (0.6)%
Frontier Communications Corp.	(501,574)	(2,086,548)
Zayo Group Holdings, Inc.	(46,313)	(1,375,959)
		(3,462,507)
Electric Utilities — (0.5)%
PNM Resources, Inc.	(91,705)	(3,000,588)
Electronic Equipment, Instruments and Components — (1.2)%
FLIR Systems, Inc.	(124,171)	(3,901,453)
Jabil Circuit, Inc.	(118,738)	(2,590,863)
		(6,492,316)
Equity Real Estate Investment Trusts (REITs) — (0.1)%
Potlatch Corp.	(11,181)	(434,829)
Food Products — (0.7)%
J&J Snack Foods Corp.	(34,537)	(4,114,047)
Health Care Providers and Services — (2.0)%
Acadia Healthcare Co., Inc.	(61,750)	(3,059,713)
Brookdale Senior Living, Inc.	(184,778)	(3,224,376)
Centene Corp.	(19,464)	(1,303,309)
Envision Healthcare Holdings, Inc.	(27,230)	(606,412)
Team Health Holdings, Inc.	(93,212)	(3,034,983)
		(11,228,793)
Hotels, Restaurants and Leisure — (0.3)%
Chipotle Mexican Grill, Inc.	(3,760)	(1,592,360)
Household Durables — (0.5)%
CalAtlantic Group, Inc.	(45,166)	(1,510,351)
Lennar Corp., Class A	(33,160)	(1,403,995)
		(2,914,346)

Independent Power and Renewable Electricity Producers — (0.1)%
Dynegy, Inc.	(64,737)	(802,091)
Insurance — (1.5)%
Assurant, Inc.	(45,249)	(4,174,220)
MBIA, Inc.	(424,791)	(3,309,122)
ProAssurance Corp.	(4,973)	(260,983)
RLI Corp.	(9,698)	(662,956)
		(8,407,281)
Internet and Direct Marketing Retail — (0.1)%
Groupon, Inc.	(117,241)	(603,791)
IT Services — (1.9)%
DST Systems, Inc.	(4,378)	(516,254)
EPAM Systems, Inc.	(58,897)	(4,082,151)
Global Payments, Inc.	(26,353)	(2,022,856)
MAXIMUS, Inc.	(64,573)	(3,652,249)
		(10,273,510)
Marine — (0.8)%
Kirby Corp.	(68,721)	(4,271,697)
Media — (0.6)%
Loral Space & Communications, Inc.	(68,403)	(2,675,241)
Tribune Media Co.	(11,436)	(417,643)
		(3,092,884)
Metals and Mining — (1.4)%
Allegheny Technologies, Inc.	(64,913)	(1,172,978)
Compass Minerals International, Inc.	(57,089)	(4,207,460)
Royal Gold, Inc.	(27,633)	(2,139,623)
United States Steel Corp.	(18,091)	(341,196)
		(7,861,257)
Oil, Gas and Consumable Fuels — (1.3)%
Cheniere Energy, Inc.	(27,391)	(1,194,247)
Concho Resources, Inc.	(12,026)	(1,651,771)
Kosmos Energy Ltd.	(590,509)	(3,785,163)
SemGroup Corp., Class A	(21,149)	(747,829)
		(7,379,010)
Pharmaceuticals — (0.9)%
Medicines Co. (The)	(98,148)	(3,704,106)
Nektar Therapeutics	(87,708)	(1,506,823)
		(5,210,929)
Real Estate Management and Development — (1.0)%
Howard Hughes Corp. (The)	(14,871)	(1,702,729)
Kennedy-Wilson Holdings, Inc.	(160,338)	(3,615,622)
		(5,318,351)
Road and Rail — (0.1)%
Werner Enterprises, Inc.	(18,379)	(427,679)
Semiconductors and Semiconductor Equipment — (0.1)%
MACOM Technology Solutions Holdings, Inc.	(8,106)	(343,208)
Software — (0.6)%
ServiceNow, Inc.	(10,923)	(864,555)
SS&C Technologies Holdings, Inc.	(82,404)	(2,649,289)
		(3,513,844)
Specialty Retail — (2.5)%
Cabela's, Inc.	(27,462)	(1,508,488)
CarMax, Inc.	(69,966)	(3,732,686)

Guess?, Inc.	(286,165)	(4,180,870)
Monro Muffler Brake, Inc.	(56,169)	(3,435,858)
Tractor Supply Co.	(16,289)	(1,097,064)
		(13,954,966)
Water Utilities — (0.1)%
Aqua America, Inc.	(22,907)	(698,205)
Wireless Telecommunication Services — (0.1)%
United States Cellular Corp.	(12,506)	(454,468)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $170,627,843)		(165,057,798)
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,681,043)
TOTAL NET ASSETS — 100.0%		$553,630,374

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $466,377,522.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	713,106,599	—	—
Temporary Cash Investments	1,870,616	6,392,000	—
	714,977,215	6,392,000	—

Liabilities
Securities Sold Short
Common Stocks	165,057,798	—	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$641,038,777
Gross tax appreciation of investments	$95,665,115
Gross tax depreciation of investments	(15,334,677)
Net tax appreciation (depreciation) of investments	80,330,438
Net tax appreciation (depreciation) on securities sold short	5,423,748
Net tax appreciation (depreciation)	$85,754,186

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2016

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.3%
Boeing Co. (The)	156,834	20,661,311
Raytheon Co.	8,247	1,122,664
		21,783,975
Airlines — 1.6%
Delta Air Lines, Inc.	79,530	3,130,301
Hawaiian Holdings, Inc.(1)	55,604	2,702,354
JetBlue Airways Corp.(1)	582,066	10,034,818
United Continental Holdings, Inc.(1)	190,222	9,980,948
		25,848,421
Auto Components — 1.1%
Goodyear Tire & Rubber Co. (The)	163,306	5,274,784
Lear Corp.	103,501	12,546,391
		17,821,175
Automobiles — 0.7%
Ford Motor Co.	935,230	11,288,226
Banks — 2.9%
BB&T Corp.	172,570	6,509,340
Citigroup, Inc.	565,867	26,725,898
JPMorgan Chase & Co.	122,501	8,157,342
Wells Fargo & Co.	127,116	5,628,697
		47,021,277
Beverages — 1.9%
Coca-Cola Co. (The)	47,447	2,007,957
PepsiCo, Inc.	265,774	28,908,238
		30,916,195
Biotechnology — 5.4%
AbbVie, Inc.	335,955	21,188,682
Amgen, Inc.	157,254	26,231,540
Biogen, Inc.(1)	65,302	20,441,485
Celgene Corp.(1)	20,351	2,127,290
Gilead Sciences, Inc.	227,000	17,960,240
		87,949,237
Building Products — 1.3%
AO Smith Corp.	15,468	1,528,084
Masonite International Corp.(1)	13,924	865,655
Owens Corning	279,599	14,927,790
USG Corp.(1)	163,182	4,218,255
		21,539,784
Capital Markets — 1.7%
Eaton Vance Corp.	301,837	11,786,735
Evercore Partners, Inc., Class A	56,589	2,914,899
Morgan Stanley	24,592	788,420
Nasdaq, Inc.	82,064	5,542,603
State Street Corp.	33,421	2,327,104
TD Ameritrade Holding Corp.	129,881	4,577,006
		27,936,767

Chemicals — 3.5%
Air Products & Chemicals, Inc.	119,722	17,999,005
Cabot Corp.	253,150	13,267,592
Dow Chemical Co. (The)	320,066	16,589,021
E.I. du Pont de Nemours & Co.	76,218	5,104,319
PPG Industries, Inc.	48,217	4,983,709
		57,943,646
Communications Equipment — 1.7%
Cisco Systems, Inc.	882,094	27,980,022
Consumer Finance — 1.1%
American Express Co.	254,534	16,300,357
Synchrony Financial	89,387	2,502,836
		18,803,193
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	74,817	10,808,812
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	689,936	28,018,301
Verizon Communications, Inc.	138,573	7,203,025
		35,221,326
Electrical Equipment — 0.5%
Eaton Corp. plc	122,335	8,038,633
Energy Equipment and Services — 2.1%
Baker Hughes, Inc.	283,029	14,284,474
Dril-Quip, Inc.(1)	73,919	4,120,245
FMC Technologies, Inc.(1)	433,901	12,873,843
Rowan Cos. plc	158,583	2,404,118
		33,682,680
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	139,809	15,844,554
Host Hotels & Resorts, Inc.	313,154	4,875,808
Lamar Advertising Co., Class A	74,180	4,844,696
Ryman Hospitality Properties, Inc.	44,028	2,120,388
WP Carey, Inc.	91,072	5,876,876
		33,562,322
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	325,763	23,494,028
Food Products — 3.3%
Campbell Soup Co.	122,614	6,706,986
General Mills, Inc.	169,866	10,851,040
Hormel Foods Corp.	365,292	13,855,526
Ingredion, Inc.	63,375	8,432,677
Tyson Foods, Inc., Class A	198,983	14,858,061
		54,704,290
Gas Utilities — 0.9%
ONE Gas, Inc.	103,435	6,396,421
Southwest Gas Corp.	112,091	7,830,677
		14,227,098
Health Care Equipment and Supplies — 5.1%
Becton Dickinson and Co.	87,840	15,787,483
C.R. Bard, Inc.	62,991	14,127,622
Danaher Corp.	174,535	13,681,799
Hologic, Inc.(1)	79,616	3,091,489

Medtronic plc	261,105	22,559,472
ResMed, Inc.	25,870	1,676,117
St. Jude Medical, Inc.	27,857	2,221,874
Zimmer Biomet Holdings, Inc.	81,389	10,582,198
		83,728,054
Health Care Providers and Services — 0.3%
AmerisourceBergen Corp.	67,869	5,482,458
Health Care Technology — 0.3%
Cerner Corp.(1)	75,713	4,675,278
Hotels, Restaurants and Leisure — 2.1%
Bloomin' Brands, Inc.	84,875	1,463,245
Carnival Corp.	303,800	14,831,516
Darden Restaurants, Inc.	212,120	13,007,198
McDonald's Corp.	42,703	4,926,218
		34,228,177
Household Durables — 0.4%
Whirlpool Corp.	41,886	6,792,234
Household Products — 3.9%
Church & Dwight Co., Inc.	85,478	4,096,106
Energizer Holdings, Inc.	39,983	1,997,551
Kimberly-Clark Corp.	131,154	16,543,765
Procter & Gamble Co. (The)	404,354	36,290,771
Spectrum Brands Holdings, Inc.	34,984	4,816,947
		63,745,140
Industrial Conglomerates — 2.7%
3M Co.	118,193	20,829,152
Carlisle Cos., Inc.	118,961	12,201,830
General Electric Co.	381,902	11,311,937
		44,342,919
Insurance — 2.9%
Aflac, Inc.	198,840	14,290,631
AmTrust Financial Services, Inc.	64,238	1,723,506
Aon plc	5,568	626,344
Aspen Insurance Holdings Ltd.	12,532	583,866
Everest Re Group Ltd.	13,645	2,592,141
Hanover Insurance Group, Inc. (The)	66,991	5,052,461
Primerica, Inc.	75,792	4,019,250
Principal Financial Group, Inc.	86,381	4,449,485
Reinsurance Group of America, Inc.	57,237	6,178,162
RenaissanceRe Holdings Ltd.	11,222	1,348,435
Unum Group	37,178	1,312,755
Validus Holdings Ltd.	96,668	4,816,000
		46,993,036
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	48,754	40,822,212
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	66,470	53,445,868
Facebook, Inc., Class A(1)	295,051	37,846,192
		91,292,060
IT Services — 1.5%
International Business Machines Corp.	155,652	24,725,320
Leisure Products — 0.7%

Brunswick Corp.	73,012	3,561,525
Hasbro, Inc.	99,674	7,907,139
		11,468,664
Life Sciences Tools and Services — 1.1%
Thermo Fisher Scientific, Inc.	113,112	17,991,595
Machinery — 3.4%
Fortive Corp.	31,933	1,625,390
Ingersoll-Rand plc	209,003	14,199,664
PACCAR, Inc.	99,254	5,834,150
Snap-on, Inc.	53,321	8,102,659
Stanley Black & Decker, Inc.	114,443	14,074,200
Timken Co. (The)	60,758	2,135,036
Toro Co. (The)	196,108	9,185,699
		55,156,798
Media — 0.6%
Time Warner, Inc.	117,418	9,347,647
Metals and Mining — 1.8%
Barrick Gold Corp.	667,488	11,827,887
Newmont Mining Corp.	39,218	1,540,875
Nucor Corp.	269,852	13,344,182
Reliance Steel & Aluminum Co.	43,238	3,114,433
		29,827,377
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	59,741	1,759,372
Multiline Retail — 1.0%
Target Corp.	240,621	16,525,850
Oil, Gas and Consumable Fuels — 4.0%
Apache Corp.	41,961	2,680,049
Chevron Corp.	160,341	16,502,296
Exxon Mobil Corp.	351,237	30,655,965
Kinder Morgan, Inc.	356,494	8,245,706
World Fuel Services Corp.	166,971	7,724,079
		65,808,095
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	18,470	1,196,487
Pharmaceuticals — 4.7%
Johnson & Johnson	140,578	16,606,479
Merck & Co., Inc.	441,934	27,581,101
Mylan NV(1)	304,953	11,624,809
Pfizer, Inc.	614,359	20,808,339
		76,620,728
Professional Services — 0.1%
FTI Consulting, Inc.(1)	28,231	1,257,973
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	115,947	2,998,389
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	591,487	17,833,333
Broadcom Ltd.	6,171	1,064,621
Intel Corp.	829,050	31,296,637
NVIDIA Corp.	34,684	2,376,548
QUALCOMM, Inc.	370,969	25,411,377
		77,982,516
Software — 6.8%

Adobe Systems, Inc.(1)	182,875	19,849,253
Electronic Arts, Inc.(1)	13,545	1,156,743
Microsoft Corp.	909,799	52,404,422
Oracle Corp.	556,058	21,841,958
Synopsys, Inc.(1)	44,112	2,618,047
VMware, Inc., Class A(1)	191,191	14,023,860
		111,894,283
Specialty Retail — 0.9%
Best Buy Co., Inc.	386,506	14,756,799
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	350,013	39,568,969
HP, Inc.	834,273	12,956,260
		52,525,229
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)	464,530	12,361,143
Trading Companies and Distributors — 0.3%
HD Supply Holdings, Inc.(1)	148,804	4,758,752
TOTAL COMMON STOCKS (Cost $1,409,156,064)		1,621,635,692
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $12,105,844), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $11,867,148)		11,867,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,107,055	5,107,055
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,974,055)		16,974,055
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,426,130,119)		1,638,609,747
OTHER ASSETS AND LIABILITIES†		(393,521)
TOTAL NET ASSETS — 100.0%		$1,638,216,226

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,621,635,692	—	—
Temporary Cash Investments	5,107,055	11,867,000	—
	1,626,742,747	11,867,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,431,194,458
Gross tax appreciation of investments	$235,836,475
Gross tax depreciation of investments	(28,421,186)
Net tax appreciation (depreciation) of investments	$207,415,289

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2016

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.5%
Boeing Co. (The)	57,203	7,535,923
Airlines — 2.0%
Delta Air Lines, Inc.	38,178	1,502,686
Hawaiian Holdings, Inc.(1)	87,639	4,259,256
JetBlue Airways Corp.(1)	250,097	4,311,672
		10,073,614
Auto Components — 2.2%
Drew Industries, Inc.	40,015	3,922,270
Lear Corp.	41,193	4,993,416
Visteon Corp.	34,108	2,444,179
		11,359,865
Banks — 0.1%
Franklin Financial Network, Inc.(1)	10,845	405,603
Beverages — 2.7%
Coca-Cola Co. (The)	60,493	2,560,064
PepsiCo, Inc.	104,004	11,312,515
		13,872,579
Biotechnology — 8.4%
AbbVie, Inc.	138,828	8,755,882
Alexion Pharmaceuticals, Inc.(1)	17,246	2,113,325
Amgen, Inc.	60,433	10,080,829
Biogen, Inc.(1)	17,954	5,620,141
Celgene Corp.(1)	72,780	7,607,693
Gilead Sciences, Inc.	56,902	4,502,086
Incyte Corp.(1)	19,301	1,819,891
Myriad Genetics, Inc.(1)	6,302	129,695
Regeneron Pharmaceuticals, Inc.(1)	5,931	2,384,381
		43,013,923
Building Products — 0.1%
Insteel Industries, Inc.	5,808	210,482
NCI Building Systems, Inc.(1)	19,763	288,342
		498,824
Chemicals — 3.3%
Air Products & Chemicals, Inc.	36,669	5,512,817
Celanese Corp.	21,615	1,438,694
H.B. Fuller Co.	12,782	593,980
Monsanto Co.	13,235	1,352,617
PPG Industries, Inc.	30,224	3,123,953
Trinseo SA	20,043	1,133,632
W.R. Grace & Co.	53,045	3,914,721
		17,070,414
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	19,744	1,679,820
Ciena Corp.(1)	90,780	1,979,004
		3,658,824

Containers and Packaging — 0.4%
Berry Plastics Group, Inc.(1)	50,164	2,199,691
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	168,564	8,761,957
Electrical Equipment — 0.1%
Emerson Electric Co.	10,254	558,946
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	55,315	6,268,849
Food and Staples Retailing — 1.8%
CVS Health Corp.	7,695	684,778
Sysco Corp.	98,730	4,838,758
Walgreens Boots Alliance, Inc.	47,060	3,793,977
		9,317,513
Food Products — 3.9%
Campbell Soup Co.	75,284	4,118,035
General Mills, Inc.	36,472	2,329,831
Hormel Foods Corp.	127,603	4,839,982
Ingredion, Inc.	31,661	4,212,813
Omega Protein Corp.(1)	10,202	238,421
Tyson Foods, Inc., Class A	60,753	4,536,426
		20,275,508
Gas Utilities — 0.5%
Southwest Gas Corp.	33,836	2,363,783
Health Care Equipment and Supplies — 5.1%
Becton Dickinson and Co.	33,528	6,025,987
Boston Scientific Corp.(1)	4,598	109,432
C.R. Bard, Inc.	21,204	4,755,633
Danaher Corp.	48,174	3,776,360
Hologic, Inc.(1)	91,664	3,559,313
ResMed, Inc.	52,568	3,405,881
Zimmer Biomet Holdings, Inc.	34,392	4,471,648
		26,104,254
Health Care Providers and Services — 1.8%
AmerisourceBergen Corp.	56,971	4,602,117
Laboratory Corp. of America Holdings(1)	16,804	2,310,214
UnitedHealth Group, Inc.	17,881	2,503,340
		9,415,671
Health Care Technology — 1.5%
Cerner Corp.(1)	73,167	4,518,062
Medidata Solutions, Inc.(1)	58,719	3,274,172
		7,792,234
Hotels, Restaurants and Leisure — 3.6%
Churchill Downs, Inc.	25,297	3,702,216
Darden Restaurants, Inc.	68,409	4,194,840
Dave & Buster's Entertainment, Inc.(1)	14,096	552,281
McDonald's Corp.	62,989	7,266,411
Starbucks Corp.	47,808	2,588,325
		18,304,073
Household Durables — 0.4%
iRobot Corp.(1)	24,501	1,077,554
Whirlpool Corp.	7,507	1,217,335
		2,294,889

Household Products — 2.3%
Church & Dwight Co., Inc.	38,679	1,853,498
Kimberly-Clark Corp.	48,536	6,122,331
Spectrum Brands Holdings, Inc.	29,952	4,124,091
		12,099,920
Industrial Conglomerates — 1.9%
3M Co.	26,397	4,651,943
Carlisle Cos., Inc.	46,690	4,788,993
Honeywell International, Inc.	4,347	506,817
		9,947,753
Insurance — 0.3%
Aon plc	13,714	1,542,688
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	23,842	19,963,145
Shutterfly, Inc.(1)	84,402	3,767,705
		23,730,850
Internet Software and Services — 9.3%
Alphabet, Inc., Class A(1)	33,279	26,758,313
Facebook, Inc., Class A(1)	141,619	18,165,469
GoDaddy, Inc., Class A(1)	89,690	3,096,996
		48,020,778
IT Services — 4.2%
Convergys Corp.	44,476	1,352,960
CSG Systems International, Inc.	94,090	3,888,740
EVERTEC, Inc.	19,843	332,965
International Business Machines Corp.	55,942	8,886,387
Jack Henry & Associates, Inc.	18,031	1,542,552
Teradata Corp.(1)	54,117	1,677,627
Travelport Worldwide Ltd.	37,095	557,538
Visa, Inc., Class A	42,208	3,490,601
		21,729,370
Leisure Products — 2.3%
Brunswick Corp.	80,355	3,919,717
Hasbro, Inc.	54,973	4,361,008
Smith & Wesson Holding Corp.(1)	124,685	3,315,374
		11,596,099
Machinery — 3.5%
CLARCOR, Inc.	3,328	216,320
Ingersoll-Rand plc	64,910	4,409,986
Snap-on, Inc.	24,941	3,790,034
Stanley Black & Decker, Inc.	30,960	3,807,461
Toro Co. (The)	93,680	4,387,971
Wabash National Corp.(1)	109,064	1,553,071
		18,164,843
Media — 2.6%
Comcast Corp., Class A	47,406	3,144,914
Discovery Communications, Inc., Class A(1)	23,836	641,665
New Media Investment Group, Inc.	41,711	646,521
Twenty-First Century Fox, Inc., Class A	101,228	2,451,742
Walt Disney Co. (The)	67,558	6,273,436
		13,158,278

Metals and Mining — 0.8%
Steel Dynamics, Inc.	162,060	4,049,879
Multiline Retail — 0.8%
Target Corp.	56,863	3,905,351
Oil, Gas and Consumable Fuels — 0.1%
Apache Corp.	9,351	597,248
Personal Products — 0.1%
Natural Health Trends Corp.	13,688	386,823
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	102,316	5,516,879
Eli Lilly & Co.	8,514	683,334
Johnson & Johnson	31,416	3,711,172
Mylan NV(1)	17,201	655,702
Zoetis, Inc.	19,150	995,991
		11,563,078
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	202,939	6,118,611
Intel Corp.	149,071	5,627,430
Lam Research Corp.	6,466	612,395
NVIDIA Corp.	54,825	3,756,609
QUALCOMM, Inc.	91,837	6,290,834
Texas Instruments, Inc.	28,534	2,002,516
Xilinx, Inc.	9,826	533,945
		24,942,340
Software — 9.8%
Adobe Systems, Inc.(1)	63,765	6,921,053
Citrix Systems, Inc.(1)	46,096	3,928,301
Electronic Arts, Inc.(1)	62,263	5,317,260
Intuit, Inc.	20,138	2,215,382
Microsoft Corp.	406,063	23,389,229
Oracle Corp.	110,183	4,327,988
salesforce.com, Inc.(1)	23,340	1,664,842
Synopsys, Inc.(1)	11,673	692,793
VMware, Inc., Class A(1)	27,532	2,019,472
		50,476,320
Specialty Retail — 1.6%
Foot Locker, Inc.	22,918	1,552,007
Genesco, Inc.(1)	11,733	638,979
Home Depot, Inc. (The)	29,544	3,801,722
Party City Holdco, Inc.(1)	38,091	652,118
Urban Outfitters, Inc.(1)	48,722	1,681,883
		8,326,709
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	222,732	25,179,853
TOTAL COMMON STOCKS (Cost $469,396,911)		510,565,117
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $5,103,394), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $5,003,063)		5,003,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,464,499	1,464,499
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,467,499)		6,467,499
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $475,864,410)		517,032,616
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,911,193)
TOTAL NET ASSETS — 100.0%		$515,121,423

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	510,565,117	—	—
Temporary Cash Investments	1,464,499	5,003,000	—
	512,029,616	5,003,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$478,160,716
Gross tax appreciation of investments	$48,209,557
Gross tax depreciation of investments	(9,337,657)
Net tax appreciation (depreciation) of investments	$38,871,900

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
September 30, 2016

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(1)	121,405	2,134,300
Air Freight and Logistics — 0.3%
Hub Group, Inc., Class A(1)	33,827	1,378,789
Airlines — 1.0%
Hawaiian Holdings, Inc.(1)	57,813	2,809,712
JetBlue Airways Corp.(1)	85,591	1,475,589
		4,285,301
Auto Components — 3.1%
American Axle & Manufacturing Holdings, Inc.(1)	144,789	2,493,267
Cooper Tire & Rubber Co.	72,277	2,747,972
Cooper-Standard Holding, Inc.(1)	25,813	2,550,324
Drew Industries, Inc.	24,921	2,442,757
Horizon Global Corp.(1)	10,023	199,758
Stoneridge, Inc.(1)	122,233	2,249,087
		12,683,165
Banks — 7.3%
Banc of California, Inc.	52,132	910,225
Bank of the Ozarks, Inc.	74,597	2,864,525
Berkshire Hills Bancorp, Inc.	24,722	685,047
Cathay General Bancorp	43,601	1,342,039
Customers Bancorp, Inc.(1)	11,725	295,001
Enterprise Financial Services Corp.	25,919	809,969
FCB Financial Holdings, Inc., Class A(1)	66,002	2,536,457
First BanCorp(1)	287,797	1,496,544
First Busey Corp.	18,375	415,275
First NBC Bank Holding Co.(1)	40,161	379,120
Franklin Financial Network, Inc.(1)	33,088	1,237,491
Great Western Bancorp, Inc.	76,157	2,537,551
Heartland Financial USA, Inc.	39,832	1,436,740
Home BancShares, Inc.	120,886	2,515,638
IBERIABANK Corp.	28,156	1,889,831
Independent Bank Group, Inc.	4,421	195,276
LegacyTexas Financial Group, Inc.	67,709	2,141,636
OFG Bancorp	46,501	470,125
Opus Bank	58,550	2,070,913
Pacific Premier Bancorp, Inc.(1)	26,050	689,283
Peoples Bancorp, Inc.	7,065	173,728
Sterling Bancorp	135,896	2,378,180
Trico Bancshares	14,398	385,434
United Community Banks, Inc.	8,420	176,988
		30,033,016
Beverages — 0.1%
National Beverage Corp.(1)	7,616	335,485
Biotechnology — 2.9%
Achillion Pharmaceuticals, Inc.(1)	269,859	2,185,858
Aduro Biotech, Inc.(1)	42,086	523,129
Applied Genetic Technologies Corp.(1)	54,224	530,311

BioSpecifics Technologies Corp.(1)	13,718	626,501
Epizyme, Inc.(1)	16,971	166,995
FibroGen, Inc.(1)	63,183	1,307,888
Genomic Health, Inc.(1)	11,187	323,528
Insys Therapeutics, Inc.(1)	50,238	592,306
MiMedx Group, Inc.(1)	70,696	606,572
Myriad Genetics, Inc.(1)	79,551	1,637,160
Natera, Inc.(1)	9,471	105,223
Repligen Corp.(1)	50,329	1,519,432
Retrophin, Inc.(1)	35,646	797,757
Seres Therapeutics, Inc.(1)	14,539	178,684
Vanda Pharmaceuticals, Inc.(1)	33,506	557,540
Xencor, Inc.(1)	15,044	368,427
		12,027,311
Building Products — 3.6%
American Woodmark Corp.(1)	8,979	723,438
Apogee Enterprises, Inc.	50,175	2,242,321
Caesarstone Ltd.(1)	7,797	294,025
Continental Building Products, Inc.(1)	93,640	1,965,504
Gibraltar Industries, Inc.(1)	15,321	569,175
Insteel Industries, Inc.	30,802	1,116,264
Masonite International Corp.(1)	35,858	2,229,292
NCI Building Systems, Inc.(1)	70,161	1,023,649
Patrick Industries, Inc.(1)	21,353	1,322,178
Ply Gem Holdings, Inc.(1)	55,161	736,951
Universal Forest Products, Inc.	24,766	2,439,203
		14,662,000
Capital Markets — 2.5%
Evercore Partners, Inc., Class A	56,351	2,902,640
GAIN Capital Holdings, Inc.	139,040	859,267
Greenhill & Co., Inc.	78,478	1,849,726
KCG Holdings, Inc., Class A(1)	42,834	665,212
Moelis & Co., Class A	53,832	1,447,543
OM Asset Management plc	47,235	657,039
Piper Jaffray Cos.(1)	38,394	1,854,430
		10,235,857
Chemicals — 3.1%
Chemtura Corp.(1)	35,704	1,171,448
FutureFuel Corp.	24,639	277,928
H.B. Fuller Co.	57,745	2,683,410
KMG Chemicals, Inc.	7,422	210,265
Koppers Holdings, Inc.(1)	24,334	783,068
Minerals Technologies, Inc.	37,102	2,622,741
OMNOVA Solutions, Inc.(1)	54,353	458,739
Rayonier Advanced Materials, Inc.	147,626	1,973,760
Trinseo SA	48,273	2,730,321
		12,911,680
Commercial Services and Supplies — 4.1%
ACCO Brands Corp.(1)	111,302	1,072,951
ARC Document Solutions, Inc.(1)	197,504	738,665
Brady Corp., Class A	41,488	1,435,900
Brink's Co. (The)	66,876	2,479,762
Deluxe Corp.	40,843	2,729,129

Ennis, Inc.	120,456	2,029,684
Herman Miller, Inc.	56,743	1,622,850
Interface, Inc.	106,332	1,774,681
Quad/Graphics, Inc.	88,682	2,369,583
West Corp.	25,752	568,604
		16,821,809
Communications Equipment — 2.8%
Ciena Corp.(1)	122,907	2,679,373
Extreme Networks, Inc.(1)	310,999	1,396,386
Finisar Corp.(1)	67,964	2,025,327
Ixia(1)	26,526	331,575
NETGEAR, Inc.(1)	48,407	2,928,139
Plantronics, Inc.	40,689	2,114,200
		11,475,000
Construction and Engineering — 1.3%
Aegion Corp.(1)	32,200	614,054
MasTec, Inc.(1)	84,299	2,507,052
Tutor Perini Corp.(1)	96,232	2,066,101
		5,187,207
Consumer Finance — 0.9%
Regional Management Corp.(1)	82,712	1,790,715
World Acceptance Corp.(1)	38,161	1,871,415
		3,662,130
Containers and Packaging — 0.1%
Greif, Inc., Class A	5,463	270,910
Diversified Consumer Services — 1.4%
Capella Education Co.	9,971	578,717
DeVry Education Group, Inc.	104,228	2,403,498
K12, Inc.(1)	16,976	243,605
Regis Corp.(1)	5,462	68,548
Strayer Education, Inc.(1)	11,329	528,838
Weight Watchers International, Inc.(1)	192,814	1,989,840
		5,813,046
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	9,928	645,717
FairPoint Communications, Inc.(1)	55,806	838,764
General Communication, Inc., Class A(1)	13,468	185,185
		1,669,666
Electric Utilities — 0.3%
Spark Energy, Inc., Class A	45,340	1,320,754
Electrical Equipment — 1.8%
AZZ, Inc.	35,552	2,320,479
EnerSys	39,443	2,729,061
General Cable Corp.	155,709	2,332,521
		7,382,061
Electronic Equipment, Instruments and Components — 1.8%
Belden, Inc.	41,417	2,857,359
Coherent, Inc.(1)	18,313	2,024,319
TTM Technologies, Inc.(1)	115,604	1,323,666
Vishay Intertechnology, Inc.	70,405	992,006
		7,197,350
Energy Equipment and Services — 1.1%
Archrock, Inc.	189,073	2,473,075

Atwood Oceanics, Inc.	110,833	963,139
McDermott International, Inc.(1)	206,593	1,035,031
		4,471,245
Equity Real Estate Investment Trusts (REITs) — 5.5%
Armada Hoffler Properties, Inc.	28,593	383,146
CBL & Associates Properties, Inc.	196,628	2,387,064
Chesapeake Lodging Trust	82,696	1,893,738
CoreSite Realty Corp.	29,304	2,169,668
CyrusOne, Inc.	28,031	1,333,435
DiamondRock Hospitality Co.	104,764	953,352
FelCor Lodging Trust, Inc.	323,543	2,080,381
Monmouth Real Estate Investment Corp.	33,002	470,939
Pennsylvania Real Estate Investment Trust	105,854	2,437,818
PS Business Parks, Inc.	24,232	2,752,028
Ryman Hospitality Properties, Inc.	27,300	1,314,768
Summit Hotel Properties, Inc.	129,638	1,706,036
Sunstone Hotel Investors, Inc.	209,263	2,676,474
		22,558,847
Food and Staples Retailing — 0.3%
SpartanNash Co.	36,088	1,043,665
Food Products — 2.7%
Darling Ingredients, Inc.(1)	195,259	2,637,949
Dean Foods Co.	127,812	2,096,117
Farmer Brothers Co.(1)	4,075	144,866
Fresh Del Monte Produce, Inc.	43,479	2,604,392
Omega Protein Corp.(1)	90,147	2,106,736
Post Holdings, Inc.(1)	6,665	514,338
Seaboard Corp.(1)	311	1,069,840
		11,174,238
Gas Utilities — 0.7%
ONE Gas, Inc.	47,972	2,966,588
Health Care Equipment and Supplies — 3.4%
Analogic Corp.	19,317	1,711,486
Glaukos Corp.(1)	48,060	1,813,784
ICU Medical, Inc.(1)	20,928	2,644,881
Integra LifeSciences Holdings Corp.(1)	16,676	1,376,604
LeMaitre Vascular, Inc.	47,945	951,229
Masimo Corp.(1)	32,206	1,915,935
NxStage Medical, Inc.(1)	23,577	589,189
OraSure Technologies, Inc.(1)	259,361	2,067,107
Orthofix International NV(1)	13,385	572,477
SurModics, Inc.(1)	5,938	178,674
		13,821,366
Health Care Providers and Services — 1.4%
HealthSouth Corp.	55,235	2,240,884
Healthways, Inc.(1)	33,499	886,384
RadNet, Inc.(1)	72,238	534,561
WellCare Health Plans, Inc.(1)	19,556	2,289,812
		5,951,641
Health Care Technology — 0.8%
Medidata Solutions, Inc.(1)	54,151	3,019,460
Quality Systems, Inc.	40,433	457,701
		3,477,161

Hotels, Restaurants and Leisure — 2.4%
Bob Evans Farms, Inc.	48,500	1,857,550
Churchill Downs, Inc.	17,192	2,516,049
Dave & Buster's Entertainment, Inc.(1)	18,635	730,119
DineEquity, Inc.	7,860	622,433
Isle of Capri Casinos, Inc.(1)	78,003	1,737,907
Penn National Gaming, Inc.(1)	165,926	2,251,616
Scientific Games Corp., Class A(1)	16,102	181,470
		9,897,144
Household Products — 0.5%
Central Garden & Pet Co.(1)	34,989	909,714
Central Garden & Pet Co., Class A(1)	54,378	1,348,574
		2,258,288
Independent Power and Renewable Electricity Producers — 1.1%
NRG Yield, Inc., Class A	117,946	1,924,879
Ormat Technologies, Inc.	57,766	2,796,452
		4,721,331
Insurance — 2.8%
AMERISAFE, Inc.	25,949	1,525,282
eHealth, Inc.(1)	36,041	404,019
Genworth Financial, Inc., Class A(1)	429,649	2,131,059
Heritage Insurance Holdings, Inc.	43,910	632,743
Primerica, Inc.	45,290	2,401,729
Selective Insurance Group, Inc.	69,759	2,780,594
State National Cos., Inc.	7,684	85,446
United Insurance Holdings Corp.	12,706	215,748
Universal Insurance Holdings, Inc.	55,749	1,404,875
		11,581,495
Internet and Direct Marketing Retail — 0.6%
Shutterfly, Inc.(1)	53,671	2,395,873
Internet Software and Services — 4.5%
Bazaarvoice, Inc.(1)	29,676	175,385
Brightcove, Inc.(1)	17,952	234,274
Carbonite, Inc.(1)	42,251	648,975
Care.com, Inc.(1)	13,272	132,189
comScore, Inc.(1)	20,222	620,007
DHI Group, Inc.(1)	66,910	527,920
EarthLink Holdings Corp.	338,512	2,098,774
Everyday Health, Inc.(1)	60,402	464,491
Five9, Inc.(1)	15,722	246,521
j2 Global, Inc.	42,113	2,805,147
LogMeIn, Inc.	5,993	541,707
MeetMe, Inc.(1)	138,059	855,966
NIC, Inc.	7,955	186,942
Shutterstock, Inc.(1)	40,845	2,601,826
Stamps.com, Inc.(1)	25,501	2,410,100
Web.com Group, Inc.(1)	119,963	2,071,761
XO Group, Inc.(1)	95,041	1,837,143
		18,459,128
IT Services — 2.5%
Convergys Corp.	65,858	2,003,400
CSG Systems International, Inc.	58,105	2,401,480
EVERTEC, Inc.	51,276	860,411

NeuStar, Inc., Class A(1)	93,316	2,481,273
Travelport Worldwide Ltd.	164,660	2,474,840
		10,221,404
Leisure Products — 0.8%
JAKKS Pacific, Inc.(1)	38,150	329,616
Nautilus, Inc.(1)	29,359	667,036
Smith & Wesson Holding Corp.(1)	90,845	2,415,569
		3,412,221
Life Sciences Tools and Services — 1.3%
Cambrex Corp.(1)	43,409	1,929,964
INC Research Holdings, Inc., Class A(1)	53,556	2,387,527
Luminex Corp.(1)	50,468	1,146,633
		5,464,124
Machinery — 1.9%
Albany International Corp., Class A	19,092	809,119
Barnes Group, Inc.	14,107	572,039
Global Brass & Copper Holdings, Inc.	72,133	2,083,922
Mueller Industries, Inc., Class A	71,697	2,324,417
Wabash National Corp.(1)	156,335	2,226,210
		8,015,707
Media — 0.8%
Entercom Communications Corp., Class A	40,967	530,113
Nexstar Broadcasting Group, Inc., Class A	46,248	2,668,972
		3,199,085
Metals and Mining — 3.4%
AK Steel Holding Corp.(1)	181,157	874,988
Carpenter Technology Corp.	47,241	1,949,164
Coeur Mining, Inc.(1)	195,989	2,318,550
Commercial Metals Co.	141,389	2,289,088
Kaiser Aluminum Corp.	22,703	1,963,582
Ryerson Holding Corp.(1)	16,816	189,853
Schnitzer Steel Industries, Inc., Class A	36,850	770,165
TimkenSteel Corp.	98,916	1,033,672
Worthington Industries, Inc.	57,125	2,743,714
		14,132,776
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Resource Capital Corp.	90,994	1,165,633
Multiline Retail — 0.9%
Big Lots, Inc.	51,857	2,476,172
Ollie's Bargain Outlet Holdings, Inc.(1)	49,034	1,285,181
		3,761,353
Oil, Gas and Consumable Fuels — 0.8%
Clean Energy Fuels Corp.(1)	218,232	975,497
DHT Holdings, Inc.	183,511	768,911
EP Energy Corp., Class A(1)	340,859	1,492,963
		3,237,371
Paper and Forest Products — 0.6%
Schweitzer-Mauduit International, Inc.	60,218	2,322,006
Personal Products — 0.7%
Medifast, Inc.	48,868	1,846,722
Natural Health Trends Corp.	39,703	1,122,007
		2,968,729

Pharmaceuticals — 2.7%
Aratana Therapeutics, Inc.(1)	64,676	605,367
Depomed, Inc.(1)	28,249	705,943
Heska Corp.(1)	3,176	172,870
Horizon Pharma plc(1)	101,716	1,844,111
Innoviva, Inc.	200,837	2,207,199
Prestige Brands Holdings, Inc.(1)	54,735	2,642,058
SciClone Pharmaceuticals, Inc.(1)	120,532	1,235,453
Supernus Pharmaceuticals, Inc.(1)	72,225	1,786,124
		11,199,125
Professional Services — 0.9%
ICF International, Inc.(1)	36,566	1,620,605
Kelly Services, Inc., Class A	12,182	234,138
On Assignment, Inc.(1)	16,782	609,019
TriNet Group, Inc.(1)	51,763	1,119,634
		3,583,396
Real Estate Management and Development — 1.5%
Altisource Portfolio Solutions SA(1)	67,064	2,172,874
Forestar Group, Inc.(1)	21,539	252,222
Marcus & Millichap, Inc.(1)	59,789	1,563,482
RE/MAX Holdings, Inc., Class A	45,245	1,980,826
		5,969,404
Road and Rail — 0.4%
YRC Worldwide, Inc.(1)	122,382	1,507,746
Semiconductors and Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.(1)	59,932	2,835,982
Entegris, Inc.(1)	29,171	508,159
Formfactor, Inc.(1)	19,225	208,591
Inphi Corp.(1)	31,332	1,363,255
Integrated Device Technology, Inc.(1)	139,085	3,212,864
IXYS Corp.	13,459	162,181
MaxLinear, Inc., Class A(1)	121,872	2,470,345
Nanometrics, Inc.(1)	14,281	319,038
NeoPhotonics Corp.(1)	64,991	1,061,953
Rudolph Technologies, Inc.(1)	22,791	404,312
Semtech Corp.(1)	37,513	1,040,236
Silicon Laboratories, Inc.(1)	22,659	1,332,349
Tessera Technologies, Inc.	63,184	2,428,793
		17,348,058
Software — 4.6%
A10 Networks, Inc.(1)	21,317	227,879
ACI Worldwide, Inc.(1)	16,385	317,541
Aspen Technology, Inc.(1)	37,651	1,761,690
Barracuda Networks, Inc.(1)	102,082	2,601,050
BroadSoft, Inc.(1)	9,597	446,740
Fair Isaac Corp.	22,540	2,808,259
Gigamon, Inc.(1)	21,025	1,152,170
Manhattan Associates, Inc.(1)	35,828	2,064,409
MicroStrategy, Inc., Class A(1)	13,272	2,222,264
Pegasystems, Inc.	53,988	1,592,106
Qualys, Inc.(1)	6,663	254,460
RealPage, Inc.(1)	10,236	263,065
Rubicon Project, Inc. (The)(1)	42,090	348,505

Silver Spring Networks, Inc.(1)	28,337	401,819
TiVo Corp.(1)	80,840	1,574,763
VASCO Data Security International, Inc.(1)	35,842	631,178
Zix Corp.(1)	104,452	428,253
		19,096,151
Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	163,554	2,921,075
Children's Place, Inc. (The)	31,616	2,525,170
Party City Holdco, Inc.(1)	115,502	1,977,394
		7,423,639
Textiles, Apparel and Luxury Goods — 0.4%
Perry Ellis International, Inc.(1)	78,542	1,514,290
Thrifts and Mortgage Finance — 1.2%
BofI Holding, Inc.(1)	34,317	768,701
Essent Group Ltd.(1)	97,628	2,597,881
HomeStreet, Inc.(1)	13,651	342,094
Meta Financial Group, Inc.	8,466	513,124
NMI Holdings, Inc., Class A(1)	77,168	588,020
Walker & Dunlop, Inc.(1)	5,892	148,832
		4,958,652
Trading Companies and Distributors — 0.4%
Univar, Inc.(1)	47,209	1,031,517
Veritiv Corp.(1)	12,792	641,774
		1,673,291
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	35,031	624,252
TOTAL COMMON STOCKS (Cost $364,205,240)		409,063,260
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $3,276,350), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $3,210,040)		3,210,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	939,389	939,389
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,149,389)		4,149,389
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $368,354,629)		413,212,649
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,753,292)
TOTAL NET ASSETS — 100.0%		$411,459,357

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	409,063,260	—	—
Temporary Cash Investments	939,389	3,210,000	—
	410,002,649	3,210,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$370,573,541
Gross tax appreciation of investments	$53,717,114
Gross tax depreciation of investments	(11,078,006)
Net tax appreciation (depreciation) of investments	$42,639,108

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2016

Small Company - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(1)	196,900	3,461,502
Air Freight and Logistics — 0.3%
Hub Group, Inc., Class A(1)	54,818	2,234,382
Airlines — 1.0%
Hawaiian Holdings, Inc.(1)	91,066	4,425,808
JetBlue Airways Corp.(1)	136,371	2,351,036
		6,776,844
Auto Components — 3.1%
American Axle & Manufacturing Holdings, Inc.(1)	233,187	4,015,480
Cooper Tire & Rubber Co.	116,407	4,425,794
Cooper-Standard Holding, Inc.(1)	42,471	4,196,135
Drew Industries, Inc.	40,602	3,979,808
Horizon Global Corp.(1)	18,475	368,207
Stoneridge, Inc.(1)	199,076	3,662,998
		20,648,422
Banks — 7.2%
Banc of California, Inc.	86,131	1,503,847
Bank of the Ozarks, Inc.	116,634	4,478,746
Berkshire Hills Bancorp, Inc.	23,928	663,045
Cathay General Bancorp	74,578	2,295,511
Customers Bancorp, Inc.(1)	6,085	153,099
Enterprise Financial Services Corp.	44,576	1,393,000
FCB Financial Holdings, Inc., Class A(1)	101,990	3,919,476
First BanCorp(1)	483,923	2,516,400
First Busey Corp.	23,072	521,427
First NBC Bank Holding Co.(1)	62,550	590,472
Franklin Financial Network, Inc.(1)	60,702	2,270,255
Great Western Bancorp, Inc.	122,498	4,081,633
Heartland Financial USA, Inc.	59,719	2,154,064
Home BancShares, Inc.	190,378	3,961,766
IBERIABANK Corp.	49,793	3,342,106
Independent Bank Group, Inc.	6,005	265,241
LegacyTexas Financial Group, Inc.	102,726	3,249,223
OFG Bancorp	74,968	757,926
Opus Bank	87,432	3,092,470
Pacific Premier Bancorp, Inc.(1)	38,915	1,029,691
Peoples Bancorp, Inc.	5,199	127,843
Sterling Bancorp	235,471	4,120,743
Trico Bancshares	21,280	569,666
Union Bankshares Corp.	9,159	245,186
United Community Banks, Inc.	14,074	295,835
		47,598,671
Beverages — 0.1%
National Beverage Corp.(1)	11,224	494,417
Biotechnology — 2.9%
Achillion Pharmaceuticals, Inc.(1)	432,672	3,504,643
Aduro Biotech, Inc.(1)	64,413	800,654

Applied Genetic Technologies Corp.(1)	86,598	846,928
BioSpecifics Technologies Corp.(1)	19,732	901,160
Epizyme, Inc.(1)	31,930	314,191
FibroGen, Inc.(1)	97,615	2,020,631
Genomic Health, Inc.(1)	17,916	518,131
Insys Therapeutics, Inc.(1)	77,343	911,874
MiMedx Group, Inc.(1)	119,652	1,026,614
Myriad Genetics, Inc.(1)	127,318	2,620,204
Natera, Inc.(1)	18,505	205,591
Repligen Corp.(1)	82,088	2,478,237
Retrophin, Inc.(1)	57,380	1,284,164
Seres Therapeutics, Inc.(1)	23,599	290,032
Vanda Pharmaceuticals, Inc.(1)	54,407	905,333
Xencor, Inc.(1)	24,494	599,858
		19,228,245
Building Products — 3.6%
American Woodmark Corp.(1)	15,232	1,227,242
Apogee Enterprises, Inc.	79,755	3,564,251
Caesarstone Ltd.(1)	13,307	501,807
Continental Building Products, Inc.(1)	152,323	3,197,260
Gibraltar Industries, Inc.(1)	23,980	890,857
Insteel Industries, Inc.	51,905	1,881,037
Masonite International Corp.(1)	57,103	3,550,094
NCI Building Systems, Inc.(1)	116,083	1,693,651
Patrick Industries, Inc.(1)	34,130	2,113,330
Ply Gem Holdings, Inc.(1)	89,984	1,202,186
Universal Forest Products, Inc.	40,011	3,940,683
		23,762,398
Capital Markets — 2.5%
Evercore Partners, Inc., Class A	88,869	4,577,642
GAIN Capital Holdings, Inc.	207,994	1,285,403
Greenhill & Co., Inc.	128,843	3,036,830
KCG Holdings, Inc., Class A(1)	70,044	1,087,783
Moelis & Co., Class A	82,716	2,224,233
OM Asset Management plc	75,145	1,045,267
Piper Jaffray Cos.(1)	64,573	3,118,876
		16,376,034
Chemicals — 3.1%
Chemtura Corp.(1)	54,223	1,779,057
FutureFuel Corp.	29,353	331,102
H.B. Fuller Co.	88,268	4,101,814
KMG Chemicals, Inc.	12,423	351,944
Koppers Holdings, Inc.(1)	39,519	1,271,721
Minerals Technologies, Inc.	59,316	4,193,048
OMNOVA Solutions, Inc.(1)	85,513	721,730
Rayonier Advanced Materials, Inc.	237,274	3,172,353
Trinseo SA	76,963	4,353,027
		20,275,796
Commercial Services and Supplies — 4.0%
ACCO Brands Corp.(1)	175,246	1,689,371
ARC Document Solutions, Inc.(1)	322,659	1,206,745
Brady Corp., Class A	66,514	2,302,049
Brink's Co. (The)	104,221	3,864,515

Deluxe Corp.	66,058	4,413,996
Ennis, Inc.	195,657	3,296,820
Herman Miller, Inc.	83,609	2,391,217
Interface, Inc.	161,504	2,695,502
Quad/Graphics, Inc.	139,779	3,734,895
West Corp.	41,407	914,267
		26,509,377
Communications Equipment — 2.8%
Ciena Corp.(1)	196,180	4,276,724
Extreme Networks, Inc.(1)	495,053	2,222,788
Finisar Corp.(1)	108,779	3,241,614
Ixia(1)	46,939	586,737
NETGEAR, Inc.(1)	77,696	4,699,831
Plantronics, Inc.	65,560	3,406,498
		18,434,192
Construction and Engineering — 1.3%
Aegion Corp.(1)	55,017	1,049,174
MasTec, Inc.(1)	133,147	3,959,792
Tutor Perini Corp.(1)	156,087	3,351,188
		8,360,154
Consumer Finance — 0.9%
Regional Management Corp.(1)	134,959	2,921,862
World Acceptance Corp.(1)	62,925	3,085,842
		6,007,704
Containers and Packaging — 0.1%
Greif, Inc., Class A	9,824	487,172
Diversified Consumer Services — 1.4%
Capella Education Co.	13,692	794,684
DeVry Education Group, Inc.	168,314	3,881,321
K12, Inc.(1)	25,198	361,591
Regis Corp.(1)	9,819	123,228
Strayer Education, Inc.(1)	16,385	764,852
Weight Watchers International, Inc.(1)	314,365	3,244,247
		9,169,923
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	12,398	806,366
FairPoint Communications, Inc.(1)	91,426	1,374,133
General Communication, Inc., Class A(1)	17,815	244,956
		2,425,455
Electric Utilities — 0.3%
Spark Energy, Inc., Class A	74,500	2,170,185
Electrical Equipment — 1.8%
AZZ, Inc.	55,805	3,642,393
EnerSys	64,532	4,464,969
General Cable Corp.	250,495	3,752,415
		11,859,777
Electronic Equipment, Instruments and Components — 1.8%
Belden, Inc.	66,430	4,583,006
Coherent, Inc.(1)	30,189	3,337,092
TTM Technologies, Inc.(1)	187,232	2,143,806
Vishay Intertechnology, Inc.	115,777	1,631,298
		11,695,202

Energy Equipment and Services — 1.1%
Archrock, Inc.	299,446	3,916,754
Atwood Oceanics, Inc.	174,811	1,519,107
McDermott International, Inc.(1)	342,984	1,718,350
		7,154,211
Equity Real Estate Investment Trusts (REITs) — 5.4%
Armada Hoffler Properties, Inc.	49,821	667,601
CBL & Associates Properties, Inc.	324,154	3,935,230
Chesapeake Lodging Trust	131,402	3,009,106
CoreSite Realty Corp.	47,874	3,544,591
CyrusOne, Inc.	45,242	2,152,162
DiamondRock Hospitality Co.	166,596	1,516,024
DuPont Fabros Technology, Inc.	3,016	124,410
FelCor Lodging Trust, Inc.	528,736	3,399,772
Monmouth Real Estate Investment Corp.	55,554	792,756
Pennsylvania Real Estate Investment Trust	169,004	3,892,162
PS Business Parks, Inc.	37,016	4,203,907
Ryman Hospitality Properties, Inc.	38,137	1,836,678
Summit Hotel Properties, Inc.	195,658	2,574,859
Sunstone Hotel Investors, Inc.	341,533	4,368,207
		36,017,465
Food and Staples Retailing — 0.2%
SpartanNash Co.	54,616	1,579,495
Food Products — 2.6%
Darling Ingredients, Inc.(1)	312,755	4,225,320
Dean Foods Co.	201,972	3,312,341
Farmer Brothers Co.(1)	5,393	191,721
Fresh Del Monte Produce, Inc.	67,733	4,057,206
Omega Protein Corp.(1)	145,321	3,396,152
Post Holdings, Inc.(1)	8,799	679,019
Seaboard Corp.(1)	416	1,431,040
		17,292,799
Gas Utilities — 0.6%
ONE Gas, Inc.	68,548	4,239,008
Health Care Equipment and Supplies — 3.3%
Analogic Corp.	30,309	2,685,377
Glaukos Corp.(1)	77,359	2,919,529
ICU Medical, Inc.(1)	33,492	4,232,719
Integra LifeSciences Holdings Corp.(1)	27,526	2,272,271
LeMaitre Vascular, Inc.	78,037	1,548,254
Masimo Corp.(1)	52,733	3,137,086
NxStage Medical, Inc.(1)	38,125	952,744
OraSure Technologies, Inc.(1)	418,533	3,335,708
Orthofix International NV(1)	18,433	788,379
SurModics, Inc.(1)	8,186	246,317
		22,118,384
Health Care Providers and Services — 1.4%
HealthSouth Corp.	89,175	3,617,830
Healthways, Inc.(1)	54,248	1,435,402
RadNet, Inc.(1)	113,743	841,698
WellCare Health Plans, Inc.(1)	28,203	3,302,289
		9,197,219

Health Care Technology — 0.8%
Medidata Solutions, Inc.(1)	87,590	4,884,018
Quality Systems, Inc.	55,950	633,354
		5,517,372
Hotels, Restaurants and Leisure — 2.4%
Bob Evans Farms, Inc.	77,355	2,962,696
Churchill Downs, Inc.	27,000	3,951,450
Dave & Buster's Entertainment, Inc.(1)	29,480	1,155,026
DineEquity, Inc.	11,027	873,228
Isle of Capri Casinos, Inc.(1)	120,942	2,694,588
Penn National Gaming, Inc.(1)	274,091	3,719,415
Scientific Games Corp., Class A(1)	27,288	307,536
		15,663,939
Household Products — 0.5%
Central Garden & Pet Co.(1)	50,156	1,304,056
Central Garden & Pet Co., Class A(1)	87,513	2,170,322
		3,474,378
Independent Power and Renewable Electricity Producers — 1.1%
NRG Yield, Inc., Class A	179,470	2,928,951
Ormat Technologies, Inc.	87,842	4,252,431
		7,181,382
Insurance — 2.7%
AMERISAFE, Inc.	37,588	2,209,423
eHealth, Inc.(1)	56,663	635,192
Genworth Financial, Inc., Class A(1)	703,471	3,489,216
Heritage Insurance Holdings, Inc.	71,115	1,024,767
Primerica, Inc.	73,399	3,892,349
Selective Insurance Group, Inc.	106,217	4,233,810
State National Cos., Inc.	12,137	134,964
United Insurance Holdings Corp.	15,483	262,901
Universal Insurance Holdings, Inc.	89,257	2,249,276
		18,131,898
Internet and Direct Marketing Retail — 0.6%
Shutterfly, Inc.(1)	86,451	3,859,173
Internet Software and Services — 4.5%
Bazaarvoice, Inc.(1)	51,278	303,053
Brightcove, Inc.(1)	25,732	335,803
Carbonite, Inc.(1)	70,624	1,084,785
Care.com, Inc.(1)	21,350	212,646
comScore, Inc.(1)	32,517	996,971
DHI Group, Inc.(1)	103,112	813,554
EarthLink Holdings Corp.	542,491	3,363,444
Everyday Health, Inc.(1)	99,082	761,940
Five9, Inc.(1)	32,230	505,366
j2 Global, Inc.	68,018	4,530,679
LogMeIn, Inc.	10,374	937,706
MeetMe, Inc.(1)	221,431	1,372,872
NIC, Inc.	14,223	334,240
Shutterstock, Inc.(1)	63,230	4,027,751
Stamps.com, Inc.(1)	40,837	3,859,505
Web.com Group, Inc.(1)	194,010	3,350,553
XO Group, Inc.(1)	153,602	2,969,127
		29,759,995

IT Services — 2.4%
Convergys Corp.	103,773	3,156,775
CSG Systems International, Inc.	94,392	3,901,221
EVERTEC, Inc.	82,163	1,378,695
NeuStar, Inc., Class A(1)	154,379	4,104,938
Travelport Worldwide Ltd.	244,108	3,668,943
		16,210,572
Leisure Products — 0.8%
JAKKS Pacific, Inc.(1)	54,964	474,889
MCBC Holdings, Inc.	11,438	130,393
Nautilus, Inc.(1)	43,495	988,207
Smith & Wesson Holding Corp.(1)	147,539	3,923,062
		5,516,551
Life Sciences Tools and Services — 1.3%
Cambrex Corp.(1)	71,352	3,172,310
INC Research Holdings, Inc., Class A(1)	87,559	3,903,380
Luminex Corp.(1)	81,246	1,845,909
		8,921,599
Machinery — 2.0%
Albany International Corp., Class A	25,126	1,064,840
Barnes Group, Inc.	23,861	967,564
Global Brass & Copper Holdings, Inc.	119,061	3,439,672
Mueller Industries, Inc., Class A	118,756	3,850,070
Wabash National Corp.(1)	258,072	3,674,945
		12,997,091
Media — 0.8%
Entercom Communications Corp., Class A	62,018	802,513
Nexstar Broadcasting Group, Inc., Class A	74,121	4,277,523
		5,080,036
Metals and Mining — 3.5%
AK Steel Holding Corp.(1)	303,107	1,464,007
Carpenter Technology Corp.	77,378	3,192,616
Coeur Mining, Inc.(1)	312,601	3,698,070
Commercial Metals Co.	231,812	3,753,036
Kaiser Aluminum Corp.	36,312	3,140,625
Ryerson Holding Corp.(1)	27,896	314,946
Schnitzer Steel Industries, Inc., Class A	59,680	1,247,312
TimkenSteel Corp.	158,191	1,653,096
Worthington Industries, Inc.	91,763	4,407,377
		22,871,085
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Resource Capital Corp.	137,017	1,755,188
Multiline Retail — 0.9%
Big Lots, Inc.	81,828	3,907,287
Ollie's Bargain Outlet Holdings, Inc.(1)	79,223	2,076,435
		5,983,722
Oil, Gas and Consumable Fuels — 0.8%
Clean Energy Fuels Corp.(1)	347,317	1,552,507
DHT Holdings, Inc.	288,996	1,210,893
EP Energy Corp., Class A(1)	543,869	2,382,146
		5,145,546
Paper and Forest Products — 0.5%
Schweitzer-Mauduit International, Inc.	86,847	3,348,820

Personal Products — 0.7%
Medifast, Inc.	75,284	2,844,982
Natural Health Trends Corp.	63,021	1,780,974
		4,625,956
Pharmaceuticals — 2.7%
Aratana Therapeutics, Inc.(1)	103,621	969,893
Depomed, Inc.(1)	44,070	1,101,309
Heska Corp.(1)	6,042	328,866
Horizon Pharma plc(1)	167,077	3,029,106
Innoviva, Inc.	323,300	3,553,067
Prestige Brands Holdings, Inc.(1)	88,857	4,289,127
SciClone Pharmaceuticals, Inc.(1)	195,232	2,001,128
Supernus Pharmaceuticals, Inc.(1)	117,246	2,899,494
		18,171,990
Professional Services — 0.9%
ICF International, Inc.(1)	57,597	2,552,699
Kelly Services, Inc., Class A	13,042	250,667
On Assignment, Inc.(1)	27,136	984,766
TriNet Group, Inc.(1)	86,075	1,861,802
		5,649,934
Real Estate Management and Development — 1.4%
Altisource Portfolio Solutions SA(1)	107,789	3,492,364
Forestar Group, Inc.(1)	27,803	325,573
Marcus & Millichap, Inc.(1)	99,236	2,595,021
RE/MAX Holdings, Inc., Class A	68,015	2,977,697
		9,390,655
Road and Rail — 0.4%
YRC Worldwide, Inc.(1)	197,717	2,435,873
Semiconductors and Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.(1)	97,519	4,614,599
Entegris, Inc.(1)	44,315	771,967
Formfactor, Inc.(1)	30,659	332,650
Inphi Corp.(1)	50,608	2,201,954
Integrated Device Technology, Inc.(1)	223,761	5,168,879
IXYS Corp.	16,504	198,873
MaxLinear, Inc., Class A(1)	198,421	4,021,994
Nanometrics, Inc.(1)	25,016	558,858
NeoPhotonics Corp.(1)	106,076	1,733,282
Rudolph Technologies, Inc.(1)	37,760	669,862
Semtech Corp.(1)	59,031	1,636,930
Silicon Laboratories, Inc.(1)	36,240	2,130,912
Tessera Technologies, Inc.	99,536	3,826,164
		27,866,924
Software — 4.6%
A10 Networks, Inc.(1)	36,598	391,233
ACI Worldwide, Inc.(1)	26,718	517,795
Aspen Technology, Inc.(1)	54,112	2,531,900
Barracuda Networks, Inc.(1)	163,359	4,162,387
BroadSoft, Inc.(1)	16,472	766,772
Fair Isaac Corp.	36,966	4,605,594
Gigamon, Inc.(1)	32,213	1,765,272
Manhattan Associates, Inc.(1)	56,401	3,249,826
MicroStrategy, Inc., Class A(1)	21,607	3,617,876

Pegasystems, Inc.	81,077	2,390,961
Qualys, Inc.(1)	9,871	376,973
RealPage, Inc.(1)	18,332	471,132
Rubicon Project, Inc. (The)(1)	68,268	565,259
Silver Spring Networks, Inc.(1)	41,887	593,958
TiVo Corp.(1)	130,804	2,548,062
VASCO Data Security International, Inc.(1)	57,321	1,009,423
Zix Corp.(1)	161,236	661,068
		30,225,491
Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	262,405	4,686,553
Children's Place, Inc. (The)	49,850	3,981,520
Party City Holdco, Inc.(1)	186,432	3,191,716
		11,859,789
Textiles, Apparel and Luxury Goods — 0.4%
Perry Ellis International, Inc.(1)	126,871	2,446,073
Thrifts and Mortgage Finance — 1.2%
BofI Holding, Inc.(1)	48,188	1,079,411
Essent Group Ltd.(1)	157,956	4,203,209
HomeStreet, Inc.(1)	23,813	596,754
Meta Financial Group, Inc.	13,791	835,873
NMI Holdings, Inc., Class A(1)	137,686	1,049,167
Walker & Dunlop, Inc.(1)	5,270	133,120
		7,897,534
Tobacco — 0.6%
Universal Corp.	71,778	4,178,915
Trading Companies and Distributors — 0.4%
Univar, Inc.(1)	77,780	1,699,493
Veritiv Corp.(1)	19,840	995,373
		2,694,866
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	1,003,551
TOTAL COMMON STOCKS (Cost $593,833,353)		655,440,331
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $3,576,513), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $3,506,044)		3,506,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,026,461	1,026,461
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,532,461)		4,532,461
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $598,365,814)		659,972,792
OTHER ASSETS AND LIABILITIES — 0.3%		1,700,434
TOTAL NET ASSETS — 100.0%		$661,673,226

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	655,440,331	—	—
Temporary Cash Investments	1,026,461	3,506,000	—
	656,466,792	3,506,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$599,532,157
Gross tax appreciation of investments	$85,067,879
Gross tax depreciation of investments	(24,627,244)
Net tax appreciation (depreciation) of investments	$60,440,635

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2016

Utilities - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Commercial Services and Supplies — 1.7%
West Corp.	469,333	10,362,873
Diversified Telecommunication Services — 30.3%
AT&T, Inc.	1,683,851	68,381,189
CenturyLink, Inc.	885,254	24,282,517
FairPoint Communications, Inc.(1)	233,583	3,510,753
IDT Corp., Class B	503,118	8,673,754
Inteliquent, Inc.	579,117	9,346,948
Verizon Communications, Inc.	1,328,353	69,047,789
		183,242,950
Electric Utilities — 38.3%
ALLETE, Inc.	284,501	16,961,950
American Electric Power Co., Inc.	386,046	24,788,014
Duke Energy Corp.	256,848	20,558,114
Entergy Corp.	308,510	23,671,972
Exelon Corp.	815,073	27,133,780
FirstEnergy Corp.	714,702	23,642,342
Great Plains Energy, Inc.	632,411	17,258,496
NextEra Energy, Inc.	71,451	8,739,886
OGE Energy Corp.	129,204	4,085,430
PG&E Corp.	261,594	16,001,705
Pinnacle West Capital Corp.	191,507	14,552,617
PPL Corp.	476,057	16,457,291
Southern Co. (The)	170,408	8,741,930
Spark Energy, Inc., Class A	319,373	9,303,336
		231,896,863
Gas Utilities — 3.7%
National Fuel Gas Co.	43,989	2,378,485
UGI Corp.	444,200	20,095,608
		22,474,093
Independent Power and Renewable Electricity Producers — 6.2%
AES Corp. (The)	1,720,670	22,110,609
Ormat Technologies, Inc.	317,582	15,374,145
		37,484,754
Internet Software and Services — 2.9%
j2 Global, Inc.	259,587	17,291,090
Multi-Utilities — 12.4%
Ameren Corp.	252,500	12,417,950
CenterPoint Energy, Inc.	88,155	2,047,841
Consolidated Edison, Inc.	182,134	13,714,690
Dominion Resources, Inc.	120,510	8,950,278
MDU Resources Group, Inc.	122,562	3,117,977
Public Service Enterprise Group, Inc.	648,022	27,132,681
SCANA Corp.	105,943	7,667,095
		75,048,512

Semiconductors and Semiconductor Equipment — 1.1%
QUALCOMM, Inc.	97,952	6,709,712
Water Utilities — 0.2%
SJW Corp.	29,801	1,301,708
Wireless Telecommunication Services — 1.9%
Spok Holdings, Inc.	176,330	3,142,201
T-Mobile US, Inc.(1)	173,718	8,116,105
		11,258,306
TOTAL COMMON STOCKS (Cost $505,705,413)		597,070,861
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $5,456,588), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $5,348,067)		5,348,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,565,615	1,565,615
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,913,615)		6,913,615
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $512,619,028)		603,984,476
OTHER ASSETS AND LIABILITIES — 0.2%		1,037,810
TOTAL NET ASSETS — 100.0%		$605,022,286

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	597,070,861	—	—
Temporary Cash Investments	1,565,615	5,348,000	—
	598,636,476	5,348,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$516,387,090
Gross tax appreciation of investments	$94,635,569
Gross tax depreciation of investments	(7,038,183)
Net tax appreciation (depreciation) of investments	$87,597,386

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 23, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2016